Hartford Balanced HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 66.5%
	Automobiles & Components - 0.7%
505,451	Gentex Corp.	$11,200,794

	Banks - 5.5%
1,065,668	Bank of America Corp.	22,624,132
361,386	Citigroup, Inc.	15,221,578
329,350	JP Morgan Chase & Co.	29,651,381
130,163	PNC Financial Services Group, Inc.	12,459,202
434,422	Truist Financial Corp.	13,397,574

		93,353,867

	Capital Goods - 6.6%
108,192	Deere & Co.	14,947,807
216,252	Fortune Brands Home & Security, Inc.	9,352,899
98,307	General Dynamics Corp.	13,006,999
97,149	L3Harris Technologies, Inc.	17,498,478
59,815	Lockheed Martin Corp.	20,274,294
767,498	nVent Electric plc	12,947,691
156,379	Raytheon Technologies Corp.	14,751,231
130,896	Trane Technologies plc	10,810,701

		113,590,100

	Consumer Durables & Apparel - 1.4%
404,134	Lennar Corp. Class A	15,437,919
156,646	VF Corp.	8,471,415

		23,909,334

	Consumer Services - 1.7%
153,192	Hilton Worldwide Holdings, Inc.	10,453,822
113,500	McDonald’s Corp.	18,767,225

		29,221,047

	Diversified Financials - 0.8%
305,721	Blackstone Group, Inc. Class A	13,931,706

	Energy - 0.8%
135,069	Concho Resources, Inc.	5,787,706
104,446	Pioneer Natural Resources Co.	7,326,887

		13,114,593

	Food & Staples Retailing - 0.8%
318,339	Sysco Corp.	14,525,809

	Food, Beverage & Tobacco - 1.0%
325,634	Mondelez International, Inc. Class A	16,307,751

	Health Care Equipment & Services - 6.3%
90,844	Anthem, Inc.	20,625,222
66,363	Becton Dickinson and Co.	15,248,226
248,669	Centene Corp.*	14,773,425
243,303	Medtronic plc	21,941,065
134,760	UnitedHealth Group, Inc.	33,606,449
14,600	Zimmer Biomet Holdings, Inc.	1,475,768

		107,670,155

	Household & Personal Products - 0.6%
221,741	Unilever N.V.	10,818,743

	Insurance - 3.2%
375,539	American International Group, Inc.	9,106,821
116,489	Assurant, Inc.	12,125,340
152,367	Intact Financial Corp.	13,168,761
277,756	Progressive Corp.	20,509,503

		54,910,425

	Materials - 2.5%
210,228	Celanese Corp.	15,428,633
204,863	FMC Corp.	16,735,258

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

454,331	Sealed Air Corp.	$11,226,519

		43,390,410

	Media & Entertainment - 6.7%
46,008	Alphabet, Inc. Class C*	53,498,563
746,176	Comcast Corp. Class A	25,653,531
210,464	Facebook, Inc. Class A*	35,105,395

		114,257,489

	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
454,544	AstraZeneca plc ADR	20,299,935
32,910	Biogen, Inc.*	10,412,066
139,290	Eli Lilly & Co.	19,322,309
183,597	Novartis AG	15,146,528
918,409	Pfizer, Inc.	29,976,870
58,161	Roche Holding AG	18,712,828
62,639	Vertex Pharmaceuticals, Inc.*	14,904,950

		128,775,486

	Real Estate - 0.9%
100,869	Crown Castle International Corp. REIT	14,565,484

	Retailing - 2.6%
11,702,200	Allstar Co.*(1)(2)(3)	—
131,693	Home Depot, Inc.	24,588,400
358,532	TJX Cos., Inc.	17,141,415
67,006	Tory Burch LLC*(1)(2)(3)	2,573,018

		44,302,833

	Semiconductors & Semiconductor Equipment - 4.3%
181,421	Analog Devices, Inc.	16,264,393
531,646	Intel Corp.	28,772,681
98,882	KLA Corp.	14,213,299
322,564	Micron Technology, Inc.*	13,567,042

		72,817,415

	Software & Services - 7.2%
62,248	Adobe, Inc.*	19,809,803
214,243	Amdocs Ltd.	11,776,938
137,650	Fidelity National Information Services, Inc.	16,743,746
476,605	Microsoft Corp.	75,165,375

		123,495,862

	Technology Hardware & Equipment - 2.6%
735,494	Cisco Systems, Inc.	28,912,269
755,371	Corning, Inc.	15,515,320

		44,427,589

	Transportation - 1.9%
332,988	Knight-Swift Transportation Holdings, Inc.	10,922,006
147,040	Union Pacific Corp.	20,738,522

		31,660,528

	Utilities - 0.9%
434,954	Exelon Corp.	16,010,657

	Total Common Stocks (cost $988,093,345)	$1,136,258,077

Asset & Commercial Mortgage-Backed Securities - 3.0%
	Asset-Backed - Automobile - 0.1%
$ 28,883	ARI Fleet Lease Trust 1.91%, 04/15/2026(4)	28,826
52,765	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	52,654
	Chesapeake Funding LLC

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 259,449	1.16%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(4)(5)	$257,104
392,872	1.91%, 08/15/2029(4)	390,546
	Enterprise Fleet Financing LLC
78,079	1.97%, 01/20/2023(4)	78,003
244,112	2.13%, 05/22/2023(4)	242,986
7,320	Enterprise Fleet Financing LLC 2.13%, 07/20/2022(4)	7,315
125,786	First Investors Auto Owner Trust 3.41%, 04/18/2022(4)	125,620
84,126	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(4)	83,971
4,176	Wheels SPV LLC 1.88%, 04/20/2026(4)	4,172

		1,271,197

	Asset-Backed - Finance & Insurance - 1.6%
277,337	AASET Trust 3.84%, 05/15/2039(4)	208,947
1,910,246	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	1,936,878
3,480,000	Atlas Senior Loan Fund Ltd. 3.14%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(4)(5)	3,323,003
846,978	Bayview Koitere Fund Trust 3.50%, 07/28/2057(4)(6)	843,669
	Bayview Opportunity Master Fund Trust
446,537	3.50%, 01/28/2055(4)(6)	442,861
471,991	3.50%, 06/28/2057(4)(6)	461,512
449,788	4.00%, 11/28/2053(4)(6)	448,988
628,530	4.00%, 10/28/2064(4)(6)	628,002
1,705,000	CIFC Funding Ltd. 2.85%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(4)(5)	1,619,915
	DB Master Finance LLC
312,638	3.79%, 05/20/2049(4)	302,161
277,900	4.02%, 05/20/2049(4)	266,164
505,000	Ford Credit Floorplan Master Owner Trust 2.44%, 09/15/2026	504,982
	GreatAmerica Leasing Receivables Funding LLC
757,413	2.36%, 01/20/2023(4)	754,559
283,029	2.60%, 06/15/2021(4)	283,266
332,000	2.83%, 06/17/2024(4)	331,887
	Horizon Aircraft Finance Ltd.
297,738	3.43%, 11/15/2039(4)	208,312
237,179	3.72%, 07/15/2039(4)	165,915
1,465,000	KKR CLO Ltd. 3.17%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(4)(5)	1,406,192
2,635,000	Madison Park Funding Ltd. 2.58%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(4)(5)	2,514,855
2,690,000	Magnetite VII Ltd. 2.63%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(4)(5)	2,593,830
1,615,000	Magnetite XVIII Ltd. 3.19%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(4)(5)	1,507,462
	MMAF Equipment Finance LLC
441,718	2.21%, 10/17/2022(4)	439,435
1,000,000	2.21%, 12/15/2032(4)	985,918
4,714	OneMain Financial Issuance Trust 3.66%, 02/20/2029(4)	4,698
	Springleaf Funding Trust
44,561	2.90%, 11/15/2029(4)	44,183
755,000	3.48%, 05/15/2028(4)	731,451
2,635,000	Treman Park CLO Ltd. 2.89%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(4)(5)	2,556,153

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Vantage Data Centers Issuer LLC
$ 338,017	3.19%, 07/15/2044(4)	$318,617
798,021	4.07%, 02/16/2043(4)	780,179

		26,613,994

	Commercial Mortgage - Backed Securities - 0.4%
840,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(4)(6)	872,830
2,220,000	CSMC Trust 2.76%, 04/05/2033(4)	2,182,597
	FREMF Mortgage Trust
42,456	3.49%, 04/25/2046(4)(6)	42,355
160,000	3.50%, 11/25/2045(4)(6)	157,808
790,000	3.54%, 02/25/2052(4)(6)	678,796
285,000	3.68%, 01/25/2048(4)(6)	275,921
160,000	3.70%, 04/25/2048(4)(6)	154,764
810,000	3.77%, 10/25/2052(4)(6)	730,114
200,000	3.78%, 10/25/2048(4)(6)	205,307
160,000	3.88%, 02/25/2050(4)(6)	157,431
1,015,000	4.08%, 09/25/2025(4)(6)	993,954
260,000	4.16%, 04/25/2049(4)(6)	254,697
106,895	5.63%, 04/25/2020(4)(6)	106,604
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	875,606

		7,688,784

	Other Asset-Backed Securities - 0.4%
1,082,969	AASET U.S. Ltd. 4.45%, 11/18/2038(4)	859,910
1,225,000	BlueMountain CLO Ltd. 3.15%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(4)(5)	1,022,980
533,795	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(4)	373,460
1,585,740	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(4)	1,582,008
241,862	Mach I 3.47%, 10/15/2039(4)	169,083
228,004	MAPS Ltd. 4.46%, 03/15/2044(4)	166,397
653,410	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(4)	646,841
	START Ireland
244,000	3.54%, 11/15/2044(4)	157,427
283,214	4.09%, 03/15/2044(4)	198,098
	Towd Point Mortgage Trust
491,017	2.25%, 04/25/2056(4)(6)	485,783
806,176	2.75%, 10/25/2056(4)(6)	806,538
200,429	2.75%, 04/25/2057(4)(6)	196,346
621,677	2.75%, 06/25/2057(4)(6)	602,039
297,825	3.00%, 01/25/2058(4)(6)	299,191

		7,566,101

	Whole Loan Collateral CMO - 0.5%
	Angel Oak Mortgage Trust LLC
545,602	2.62%, 11/25/2059(4)(6)	540,398
130,876	2.71%, 11/25/2047(4)(6)	128,126
237,594	3.63%, 03/25/2049(4)(6)	239,268
231,394	COLT Mortgage Loan Trust 3.69%, 10/26/2048(4)(6)	228,840
	Deephaven Residential Mortgage Trust
208,861	2.45%, 06/25/2047(4)(6)	202,792
150,366	2.58%, 10/25/2047(4)(6)	150,395
77,005	2.73%, 12/26/2046(4)(6)	75,205
266,713	2.98%, 12/25/2057(4)(6)	263,603
218,344	3.56%, 04/25/2059(4)(6)	212,419
493,071	Fannie Mae Connecticut Avenue Securities 6.85%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(5)	480,744
603,755	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	597,440
	Mill City Mortgage Loan Trust
208,298	2.50%, 04/25/2057(4)(6)	206,539
621,499	2.75%, 01/25/2061(4)(6)	620,567

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 775,162	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	$802,826
	Seasoned Credit Risk Transfer Trust
810,780	3.50%, 03/25/2058	856,834
789,367	3.50%, 07/25/2058	835,072
1,047,168	3.50%, 10/25/2058	1,109,331
612,842	Verus Securitization Trust 3.21%, 05/25/2059(4)(6)	600,083

		8,150,482

	Total Asset & Commercial Mortgage-Backed Securities (cost $53,937,765)	$51,290,558

Corporate Bonds - 17.3%
	Aerospace/Defense - 0.4%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	864,304
	Boeing Co.
540,000	2.70%, 02/01/2027	495,160
289,000	2.95%, 02/01/2030(7)	270,863
911,000	3.25%, 03/01/2028	857,082
375,000	3.45%, 11/01/2028	325,629
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	577,455
256,000	4.50%, 05/15/2036	270,565
560,000	4.85%, 09/15/2041	682,443
	United Technologies Corp.
685,000	3.95%, 08/16/2025	747,741
1,500,000	4.13%, 11/16/2028	1,646,629

		6,737,871

	Agriculture - 0.6%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	553,346
1,995,000	4.75%, 05/05/2021	2,038,017
280,000	5.80%, 02/14/2039	306,522
3,160,000	BAT Capital Corp. 3.56%, 08/15/2027	2,976,195
	BAT International Finance plc
2,775,000	3.25%, 06/07/2022(4)	2,765,509
290,000	3.50%, 06/15/2022(4)	289,141
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,064,821
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	380,312

		10,373,863

	Airlines - 0.2%
2,679,447	Continental Airlines, Inc. 5.98%, 10/19/2023	2,747,185
1,201,444	Southwest Airlines Co. 6.15%, 02/01/2024	1,235,439
148,096	United Airlines Class B Pass -Through Trust 4.60%, 09/01/2027	128,297

		4,110,921

	Auto Manufacturers - 0.5%
1,440,000	Daimler Finance North America LLC 2.30%, 02/12/2021(4)	1,402,740
	Ford Motor Credit Co. LLC
1,030,000	3.82%, 11/02/2027(7)	854,900
3,190,000	4.27%, 01/09/2027	2,719,475
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	2,864,870

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,245,000	3.95%, 04/13/2024	$1,128,213

		8,970,198

	Beverages - 0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
1,750,000	3.65%, 02/01/2026	1,834,844
310,000	4.70%, 02/01/2036	324,645
280,000	4.90%, 02/01/2046	304,966
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,175,830
220,000	4.38%, 04/15/2038	221,465
535,000	4.60%, 04/15/2048	566,005
1,405,000	4.75%, 01/23/2029	1,550,909
2,725,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,574,450

		8,553,114

	Biotechnology - 0.1%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,343,883
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	335,999

		1,679,882

	Chemicals - 0.2%
2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	2,743,425
925,000	Syngenta Finance N.V. 5.18%, 04/24/2028(4)	789,246

		3,532,671

	Commercial Banks - 4.3%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,143,873
600,000	3.85%, 04/12/2023	603,063
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,221,899
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	1,855,737
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	1,646,352
4,225,000	4.20%, 08/26/2024	4,493,772
2,380,000	Bank of Nova Scotia 2.70%, 08/03/2026	2,399,720
	Barclays plc
2,740,000	3.20%, 08/10/2021	2,711,942
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	959,538
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(4)(8)	819,847
1,000,000	3.38%, 01/09/2025(4)	991,220
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(4)	2,345,632
3,625,000	5.70%, 10/22/2023(4)	3,723,889
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024(7)	1,886,726
290,000	Citigroup, Inc. 8.13%, 07/15/2039	454,879
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,693,322
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(4)	1,026,430
535,000	3.75%, 04/24/2023(4)	546,696
790,000	4.38%, 03/17/2025(4)	788,771
250,000	Credit Suisse AG 3.63%, 09/09/2024	264,012

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 530,000	Credit Suisse Group AG 3.57%, 01/09/2023(4)	$534,770
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,406,745
1,885,000	3.80%, 09/15/2022	1,909,976
	Danske Bank A/S
775,000	3.88%, 09/12/2023(4)	764,916
440,000	5.00%, 01/12/2022(4)	451,808
575,000	5.38%, 01/12/2024(4)	592,855
785,000	Deutsche Bank AG 4.25%, 10/14/2021	750,410
1,600,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	2,153,488
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,035,664
2,625,000	3.60%, 05/25/2023(7)	2,649,894
	ING Groep N.V.
345,000	3.15%, 03/29/2022	346,633
1,100,000	3.95%, 03/29/2027	1,100,849
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,310,138
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	756,066
2,775,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(8)	3,122,817
1,500,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(4)(8)	1,569,138
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,486,927
1,095,000	3.63%, 01/20/2027	1,171,554
1,000,000	3.70%, 10/23/2024	1,048,606
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	4,834,495
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,733,808
1,660,000	Truist Financial Corp. 3.20%, 09/03/2021(7)	1,670,610
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(4)	1,667,789
1,900,000	3.00%, 04/15/2021(4)	1,903,661
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,558,242

		73,109,179

	Commercial Services - 0.2%
	CommonSpirit Health
1,854,000	2.95%, 11/01/2022	1,810,512
245,000	4.35%, 11/01/2042	239,841
1,500,000	ERAC USA Finance LLC 5.63%, 03/15/2042(4)	1,631,765

		3,682,118

	Construction Materials - 0.0%
267,000	Carrier Global Corp. 2.72%, 02/15/2030(4)	246,023

	Diversified Financial Services - 0.4%
4,610,520	Postal Square L.P. 8.95%, 06/15/2022	5,072,476
1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(4)(7)	1,213,034

		6,285,510

	Electric - 1.5%
	Cleco Corporate Holdings LLC
650,000	3.38%, 09/15/2029(4)	644,963
2,000,000	3.74%, 05/01/2026	1,959,458

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 875,000	4.97%, 05/01/2046	$842,514
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	1,843,665
	Dominion Energy South Carolina, Inc.
1,180,000	6.05%, 01/15/2038	1,400,023
360,000	6.63%, 02/01/2032	468,325
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,602,514
500,000	FirstEnergy Corp. 3.90%, 07/15/2027	507,914
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,303,393
245,000	Georgia Power Co. 4.75%, 09/01/2040	240,541
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	1,793,537
315,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	242,358
	NextEra Energy Capital Holdings, Inc.
215,000	3.25%, 04/01/2026	220,385
335,000	3.50%, 04/01/2029	345,978
645,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(4)	684,663
1,325,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,518,168
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	391,604
1,185,000	4.10%, 06/01/2022	1,207,416
2,300,000	PPL Capital Funding, Inc. 3.10%, 05/15/2026(7)	2,340,113
484,000	SCANA Corp. 6.25%, 04/01/2020(7)	484,000
	Southern California Edison Co.
145,000	2.25%, 06/01/2030	130,915
45,000	3.65%, 02/01/2050	43,664
2,000,000	5.55%, 01/15/2037	2,130,757
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,451,255
1,050,000	2.95%, 07/01/2023	1,056,247
385,000	4.40%, 07/01/2046	400,378

		26,254,748

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/15/2046(4)	1,230,766
225,000	3.45%, 03/15/2048(4)	227,536

		1,458,302

	Food - 0.2%
	Conagra Brands, Inc.
455,000	4.60%, 11/01/2025	479,892
530,000	5.30%, 11/01/2038	576,278
1,255,000	Danone S.A. 2.95%, 11/02/2026(4)	1,252,923
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,120,451
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	444,725

		3,874,269

	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(4)	325,024
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	1,891,687

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 350,000	Sempra Energy 3.40%, 02/01/2028	$350,708

		2,567,419

	Healthcare-Products - 0.0%
135,000	Boston Scientific Corp. 4.00%, 03/01/2029(7)	142,959

	Healthcare-Services - 0.8%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	427,335
1,360,000	4.10%, 03/01/2028	1,455,475
475,000	4.65%, 08/15/2044	520,634
	CommonSpirit Health
125,000	4.19%, 10/01/2049	117,415
590,000	4.20%, 08/01/2023	611,690
280,000	Cottage Health Obligated Group 3.30%, 11/01/2049	285,059
	Dignity Health
714,000	3.81%, 11/01/2024	755,546
1,353,000	4.50%, 11/01/2042	1,478,561
425,000	HCA, Inc. 5.25%, 06/15/2049	453,111
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,506,537
1,210,000	4.30%, 07/01/2028	1,412,319
	Toledo Hospital
900,000	5.33%, 11/15/2028	946,484
330,000	5.75%, 11/15/2038	382,943
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	951,428
1,440,000	3.75%, 07/15/2025	1,556,149

		12,860,686

	Household Products - 0.1%
1,529,088	Procter & Gamble - Esop 9.36%, 01/01/2021	1,594,852

	Insurance - 0.5%
420,000	AIA Group Ltd. 3.38%, 04/07/2030(4)	423,376
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,034,703
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	495,529
840,000	3.35%, 05/15/2024	873,699
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	213,803
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(4)	124,208
428,000	4.57%, 02/01/2029(4)	472,918
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	776,268
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,052,730
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(4)	115,792
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,312,699

		7,895,725

	Internet - 0.4%
1,775,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	1,860,616
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022(7)	1,288,074
1,020,000	4.80%, 12/05/2034	1,327,885
	Tencent Holdings Ltd.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,095,000	3.60%, 01/19/2028(4)	$1,157,967
470,000	3.98%, 04/11/2029(4)	524,403

		6,158,945

	IT Services - 0.2%
	Apple, Inc.
546,000	3.25%, 02/23/2026	592,775
1,360,000	3.45%, 05/06/2024	1,468,143
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,790,058

		3,850,976

	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
140,000	2.57%, 02/15/2030(4)	136,066
295,000	3.11%, 02/15/2040(4)	276,727
525,000	3.36%, 02/15/2050(4)(7)	509,744

		922,537

	Media - 0.7%
	Comcast Corp.
1,140,000	3.95%, 10/15/2025	1,239,567
1,500,000	4.40%, 08/15/2035	1,799,436
585,000	4.60%, 10/15/2038	716,051
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(4)	2,170,665
365,000	FOX Corp. 4.03%, 01/25/2024	379,166
2,386,000	Sky Ltd. 3.75%, 09/16/2024(4)	2,472,619
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	443,131
250,000	7.30%, 07/01/2038	306,816
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	146,746
	Walt Disney Co.
385,000	4.00%, 10/01/2023	411,416
1,275,000	4.50%, 02/15/2021	1,307,270

		11,392,883

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)(7)	1,509,669

	Oil & Gas - 0.5%
1,545,000	Aker BP ASA 3.75%, 01/15/2030(4)	1,155,175
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	1,204,782
2,080,000	Cimarex Energy Co. 4.38%, 06/01/2024	1,639,145
100,000	ConocoPhillips Co. 4.95%, 03/15/2026	106,771
	Equinor ASA
160,000	2.45%, 01/17/2023(7)	162,307
210,000	3.25%, 11/10/2024	205,202
1,290,000	Hess Corp. 7.30%, 08/15/2031	1,103,948
	Occidental Petroleum Corp.
1,326,000	4.85%, 03/15/2021(7)	1,113,165
330,000	7.50%, 05/01/2031(7)	170,478
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(4)	607,271
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,390,656

		8,858,900

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Oil & Gas Services - 0.1%
$ 948,000	Schlumberger Holdings Corp. 3.90%, 05/17/2028(4)	$880,756

	Pharmaceuticals - 0.9%
845,000	AbbVie, Inc. 4.45%, 05/14/2046	896,824
	Allergan Funding SCS
645,000	3.45%, 03/15/2022	669,728
975,000	3.80%, 03/15/2025	998,248
600,000	4.85%, 06/15/2044	743,685
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(4)	144,199
800,000	5.00%, 12/15/2021(4)	828,870
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(4)	980,020
770,000	Bristol-Myers Squibb Co. 3.55%, 08/15/2022(4)	811,674
955,000	Cigna Corp. 4.38%, 10/15/2028	1,024,901
3,130,000	CVS Health Corp. 4.10%, 03/25/2025	3,311,015
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(4)	2,044,104
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	2,040,256
1,640,000	2.80%, 05/18/2023	1,651,341

		16,144,865

	Pipelines - 0.7%
	Energy Transfer Operating L.P.
125,000	5.00%, 05/15/2050	97,306
872,000	7.60%, 02/01/2024	850,251
375,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	337,169
	Enterprise Products Operating LLC
200,000	3.70%, 01/31/2051	176,374
145,000	3.95%, 01/31/2060	121,846
1,137,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	822,847
	MPLX L.P.
485,000	4.00%, 03/15/2028	420,621
1,280,000	4.13%, 03/01/2027	1,090,682
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,302,815
	Sunoco Logistics Partners Operations L.P.
509,000	4.40%, 04/01/2021	507,377
1,075,000	5.35%, 05/15/2045	843,049
2,310,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(4)	1,951,332
	Western Midstream Operating L.P.
2,470,000	4.00%, 07/01/2022	1,592,734
890,000	4.05%, 02/01/2030	387,454

		11,501,857

	Real Estate - 0.1%
1,170,000	WEA Finance LLC 4.13%, 09/20/2028(4)	1,163,525
1,400,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(4)	1,386,182

		2,549,707

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
975,000	3.45%, 09/15/2021	981,278
375,000	4.40%, 02/15/2026	393,087
400,000	5.00%, 02/15/2024	423,375

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	$1,827,877
	Healthpeak Properties, Inc.
980,000	3.00%, 01/15/2030	934,348
2,000,000	4.00%, 06/01/2025	1,985,315
470,000	SBA Tower Trust 2.84%, 01/15/2025(4)	453,820
500,000	Simon Property Group L.P. 2.45%, 09/13/2029	453,213

		7,452,313

	Retail - 0.3%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	996,700
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,213,414
685,000	4.88%, 07/20/2035	781,678
355,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	382,972
350,000	McDonald’s Corp. 3.63%, 09/01/2049	353,131
315,000	Starbucks Corp. 3.35%, 03/12/2050	296,893

		5,024,788

	Semiconductors - 0.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,855,000	3.63%, 01/15/2024	1,822,133
625,000	3.88%, 01/15/2027	597,105
110,000	Broadcom, Inc. 4.25%, 04/15/2026(4)	108,142

		2,527,380

	Software - 0.4%
1,820,000	Fiserv, Inc. 3.20%, 07/01/2026	1,879,820
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,703,847
1,000,000	3.70%, 08/08/2046	1,200,438
1,450,000	Oracle Corp. 3.25%, 11/15/2027	1,493,677

		6,277,782

	Telecommunications - 1.0%
	AT&T, Inc.
2,325,000	3.60%, 07/15/2025	2,463,332
2,185,000	4.45%, 04/01/2024	2,326,524
1,125,000	British Telecommunications plc 3.25%, 11/08/2029(4)	1,093,816
	Deutsche Telekom International Finance B.V.
450,000	3.60%, 01/19/2027(4)	465,380
665,000	4.38%, 06/21/2028(4)	727,931
715,000	GTP Acquisition Partners LLC 2.35%, 06/15/2045(4)	719,702
576,000	Orange S.A. 9.00%, 03/01/2031	874,588
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(4)	2,488,800
	Telefonica Emisiones S.A.
1,035,000	5.21%, 03/08/2047	1,159,984
300,000	5.52%, 03/01/2049(7)	351,595
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,351,559
781,000	4.52%, 09/15/2048	999,859
222,000	4.67%, 03/15/2055	282,328
715,000	4.75%, 11/01/2041	831,544
283,000	4.81%, 03/15/2039	348,376

		17,485,318

	Transportation - 0.5%
	FedEx Corp.
62,000	4.05%, 02/15/2048	54,497
155,000	4.10%, 02/01/2045	141,134
211,000	4.55%, 04/01/2046	200,601
425,000	4.75%, 11/15/2045	407,264
397,000	4.95%, 10/17/2048	387,967
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(4)	144,631
1,685,000	3.20%, 07/15/2020(4)	1,676,557
1,100,000	3.38%, 02/01/2022(4)	1,112,075

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 2,850,000	3.95%, 03/10/2025(4)	$2,948,218
	Union Pacific Corp.
795,000	3.25%, 02/05/2050	790,363
465,000	3.75%, 02/05/2070	479,565

		8,342,872

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	619,519

	Total Corporate Bonds (cost $294,025,790)	$295,431,377

Foreign Government Obligations - 0.5%
	Qatar - 0.4%
	Qatar Government International Bond
4,990,000	2.38%, 06/02/2021(4)	4,962,834
1,680,000	3.88%, 04/23/2023(4)	1,726,536
636,000	4.00%, 03/14/2029(4)	680,062

		7,369,432

	Saudi Arabia - 0.1%
1,000,000	Saudi Government International Bond 2.88%, 03/04/2023(4)	997,540

	Total Foreign Government Obligations (cost $8,252,450)	$8,366,972

Municipal Bonds - 1.0%
	Airport - 0.0%
190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	184,471

	Education - 0.0%
310,000	Massachusetts School Building Auth 3.40%, 10/15/2040	317,577

	General - 0.4%
	Chicago, IL, Transit Auth
140,000	6.30%, 12/01/2021	147,559
1,000,000	6.90%, 12/01/2040	1,342,070
365,000	City of Sacramento, CA 6.42%, 08/01/2023	415,826
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	489,116
1,485,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	1,497,177
1,250,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	1,637,100
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,636,483

		7,165,331

	General Obligation - 0.2%
	California State, GO Taxable
420,000	7.35%, 11/01/2039	649,190
195,000	7.55%, 04/01/2039	316,427
685,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	924,092
1,180,000	State of Illinois, GO 5.10%, 06/01/2033	1,171,303

		3,061,012

	Power - 0.0%
485,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	506,330

	Transportation - 0.2%
225,000	Bay Area Toll Auth, CA 2.57%, 04/01/2031	228,735
	Foothill-Eastern Transportation Corridor Agency, CA
705,000	3.92%, 01/15/2053	721,596

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 95,000	4.09%, 01/15/2049	$96,204
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,155,070
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	754,463

		2,956,068

	Utility - Electric - 0.2%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,036,388
	Municipal Electric Auth, GA
1,596,000	6.64%, 04/01/2057	2,089,547
412,000	6.66%, 04/01/2057	550,107

		3,676,042

	Total Municipal Bonds (cost $15,955,430)	$17,866,831

U.S. Government Agencies - 1.5%
	Mortgage-Backed Agencies - 1.5%
	FHLMC - 0.6%
$ 570,000	2.28%, 07/25/2026	$596,193
737,442	2.50%, 11/01/2049	764,031
7,562,542	3.50%, 08/01/2048	7,980,056
24,494	4.00%, 03/01/2041	26,443
15,791	4.49%, 04/01/2029, 12 mo. USD CMT + 2.253%(5)	15,939

		9,382,662

	FNMA - 0.6%
$ 456,595	2.05%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(5)	$452,452
1,719,035	2.50%, 12/01/2049	1,780,875
650,000	2.78%, 06/01/2026	704,624
1,488,244	3.00%, 03/25/2053	1,563,851
325,000	3.07%, 02/01/2025	352,018
3,107,019	3.50%, 06/25/2059	3,426,866
34,018	4.50%, 11/01/2023	36,539
116,702	4.50%, 03/01/2038	127,760
56,660	4.50%, 11/01/2039	61,958
36,501	4.50%, 04/01/2040	39,953
75,902	4.50%, 08/01/2040	82,570
33,191	4.50%, 02/01/2041	36,358
489,727	4.50%, 04/01/2041	536,382
304,467	4.50%, 06/01/2041	333,603
400,778	4.50%, 07/01/2041	439,063
130,689	4.50%, 09/01/2041	143,083
58,638	4.50%, 07/01/2044	63,468

		10,181,423

	GNMA - 0.2%
$ 71,657	5.00%, 07/15/2037	$79,796
6,916	6.00%, 06/15/2024	7,618
4,075	6.00%, 07/15/2026	4,492
2,262	6.00%, 01/15/2028	2,492
1,649	6.00%, 03/15/2028	1,844
28,220	6.00%, 04/15/2028	31,189
59,833	6.00%, 05/15/2028	66,004
17,075	6.00%, 06/15/2028	18,835
36,750	6.00%, 07/15/2028	40,580
10,945	6.00%, 08/15/2028	12,071
39,967	6.00%, 09/15/2028	44,085
85,056	6.00%, 10/15/2028	93,841
75,499	6.00%, 11/15/2028	83,261
79,748	6.00%, 12/15/2028	87,975
2,047	6.00%, 12/15/2031	2,335
20,097	6.00%, 09/15/2032	23,410
7,493	6.00%, 11/15/2032	8,463
1,859	6.00%, 04/15/2033	2,052
76,832	6.00%, 06/15/2033	86,895

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 26,959	6.00%, 10/15/2033	$30,627
3,568	6.00%, 11/15/2033	4,053
49,511	6.00%, 10/15/2034	54,893
55,309	6.00%, 01/15/2035	61,179
6,906	6.00%, 05/15/2035	7,623
10,898	6.00%, 06/15/2035	12,110
451	6.50%, 03/15/2026	494
3,642	6.50%, 01/15/2028	3,997
39,404	6.50%, 03/15/2028	43,239
90,737	6.50%, 04/15/2028	99,597
27,150	6.50%, 05/15/2028	29,800
131,999	6.50%, 06/15/2028	145,039
6,065	6.50%, 10/15/2028	6,730
2,273	6.50%, 02/15/2035	2,670
12,169	7.00%, 11/15/2031	13,739
6,088	7.00%, 03/15/2032	6,896
945,632	7.00%, 11/15/2032	1,159,056
125,997	7.00%, 01/15/2033	150,431
133,570	7.00%, 05/15/2033	158,450
22,564	7.00%, 07/15/2033	26,377
157,250	7.00%, 11/15/2033	186,807
61,600	7.50%, 09/16/2035	72,034
110	8.00%, 09/15/2026	122
40	8.00%, 11/15/2026	41
6,877	8.00%, 12/15/2026	7,932
111	8.00%, 09/15/2027	115
4,460	8.00%, 07/15/2029	5,260
9,604	8.00%, 12/15/2029	10,025
3,795	8.00%, 01/15/2030	3,927
3,492	8.00%, 02/15/2030	3,522
812	8.00%, 03/15/2030	824
20,226	8.00%, 04/15/2030	20,467
4,239	8.00%, 05/15/2030	4,428
35,005	8.00%, 06/15/2030	37,619
2,008	8.00%, 07/15/2030	2,103
58,196	8.00%, 08/15/2030	60,128
14,454	8.00%, 09/15/2030	14,939
6,604	8.00%, 11/15/2030	6,697
89,411	8.00%, 12/15/2030	101,289

		3,252,517

	UMBS - 0.1%
$ 2,100,000	3.00%, 04/15/2050(9)	$2,201,473

	Total U.S. Government Agencies (cost $23,624,081)	$25,018,075

U.S. Government Securities - 9.1%
	U.S. Treasury Securities - 9.1%
	U.S. Treasury Bonds - 5.8%
$ 1,140,000	2.00%, 02/15/2050	$1,320,663
19,250,000	2.50%, 02/15/2045(10)	24,069,268
6,214,000	2.75%, 11/15/2047	8,242,531
9,735,800	2.88%, 05/15/2043	12,849,355
1,530,000	3.00%, 08/15/2048	2,125,266
7,895,000	3.13%, 08/15/2044	10,896,950
4,630,000	3.38%, 05/15/2044	6,623,070
21,300,000	4.38%, 02/15/2038	33,222,176

		99,349,279

	U.S. Treasury Notes - 3.3%
2,730,000	1.13%, 02/28/2025	2,830,135
3,740,000	1.50%, 02/15/2030(7)	4,026,782
8,520,000	1.63%, 10/31/2026	9,120,061
5,000,000	1.63%, 08/15/2029	5,426,758
4,845,000	1.75%, 11/15/2029	5,322,687
17,305,000	2.13%, 03/31/2024	18,531,897
2,580,000	2.38%, 05/15/2029	2,967,907

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 7,975,000	2.63%, 12/31/2023		$8,660,975

			56,887,202

	Total U.S. Government Securities (cost $122,327,322)		$156,236,481

	Total Long-Term Investments (cost $1,506,216,183)		$1,690,468,371

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.0%
17,142,672	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(11)		17,142,672

	Securities Lending Collateral - 0.5%
383,205	Citibank NA DDCA, 0.08%, 4/1/2020(11)		383,205
4,107,526	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(11)		4,107,526
815,819	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(11)		815,819
2,344,660	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(11)		2,344,660

			7,651,210

	Total Short-Term Investments (cost $24,793,882)		$24,793,882

	Total Investments (cost $1,531,010,065)	100.4%	$1,715,262,253
	Other Assets and Liabilities	(0.4)%	(6,221,169)

	Total Net Assets	100.0%	$1,709,041,084

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of these securities was $2,573,018, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,573,018 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$—
11/2013	Tory Burch LLC	67,006	5,251,707	$2,573,018

			$10,342,388	$2,573,018

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $134,485,833, representing 7.9% of net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2020. Base lending rates may be subject to a floor or cap.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Represents or includes a TBA transaction.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $693,945.
(11)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	35	06/30/2020	$4,387,578	$145,939

Short position contracts:
U.S. Treasury Ultra Long Bond Future	17	06/19/2020	$3,771,875	$(279,343)

Total futures contracts				$(133,404)

TBA Sale Commitments Outstanding at March 31, 2020

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMBS, 3.00%	$2,100,000	04/15/2050	$(2,201,473)	$(40,113)

Total (proceeds receivable $2,161,359)			$(2,201,473)	$(40,113)

At March 31, 2020, the aggregate market value of TBA Sale Commitments represents (0.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2020

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.34. V1	USD 12,305,000	(1.00%)	06/20/25	Quarterly	$308,646	$82,248	$(226,398)

Total					$308,646	$82,248	$(226,398)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$11,200,794	$11,200,794	$—	$—
Banks	93,353,867	93,353,867	—	—
Capital Goods	113,590,100	113,590,100	—	—
Consumer Durables & Apparel	23,909,334	23,909,334	—	—
Consumer Services	29,221,047	29,221,047	—	—
Diversified Financials	13,931,706	13,931,706	—	—
Energy	13,114,593	13,114,593	—	—
Food & Staples Retailing	14,525,809	14,525,809	—	—
Food, Beverage & Tobacco	16,307,751	16,307,751	—	—
Health Care Equipment & Services	107,670,155	107,670,155	—	—
Household & Personal Products	10,818,743	10,818,743	—	—
Insurance	54,910,425	54,910,425	—	—
Materials	43,390,410	43,390,410	—	—
Media & Entertainment	114,257,489	114,257,489	—	—
Pharmaceuticals, Biotechnology & Life Sciences	128,775,486	94,916,130	33,859,356	—
Real Estate	14,565,484	14,565,484	—	—
Retailing	44,302,833	41,729,815	—	2,573,018
Semiconductors & Semiconductor Equipment	72,817,415	72,817,415	—	—
Software & Services	123,495,862	123,495,862	—	—
Technology Hardware & Equipment	44,427,589	44,427,589	—	—
Transportation	31,660,528	31,660,528	—	—
Utilities	16,010,657	16,010,657	—	—
Asset & Commercial Mortgage-Backed Securities	51,290,558	—	51,290,558	—
Corporate Bonds	295,431,377	—	295,431,377	—
Foreign Government Obligations	8,366,972	—	8,366,972	—
Municipal Bonds	17,866,831	—	17,866,831	—
U.S. Government Agencies	25,018,075	—	25,018,075	—
U.S. Government Securities	156,236,481	—	156,236,481	—
Short-Term Investments	24,793,882	24,793,882	—	—
Futures Contracts(2)	145,939	145,939	—	—

Total	$1,715,408,192	$1,124,765,524	$588,069,650	$2,573,018

Liabilities
Futures Contracts(2)	$(279,343)	$(279,343)	$—	$—
Swaps - Credit Default(2)	(226,398)	—	(226,398)	—
TBA Sale Commitments	(2,201,472)	—	(2,201,472)	—

Total	$(2,707,213)	$(279,343)	$(2,427,870)	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Automobiles & Components - 0.5%
14,973	Ferrari N.V.(1)	$2,306,364
445,562	General Motors Co.	9,258,778
9,270	Tesla, Inc.*	4,857,480

		16,422,622

	Banks - 2.1%
217,128	Atlantic Union Bankshares Corp.	4,755,103
675,568	Bank of America Corp.	14,342,309
332,050	Bank OZK	5,545,235
213,474	Citigroup, Inc.	8,991,525
1,524,319	People’s United Financial, Inc.	16,843,725
138,546	PNC Financial Services Group, Inc.	13,261,623
253,437	Zions Bancorp NA	6,781,974

		70,521,494

	Capital Goods - 4.7%
220,750	A.O. Smith Corp.	8,346,558
32,288	Airbus SE	2,081,989
56,470	Deere & Co.	7,801,895
241,049	General Dynamics Corp.	31,893,193
350,600	HF Global, Inc.(2)(3)(4)	4,179,152
72,289	Honeywell International, Inc.	9,671,545
37,660	Ingersoll Rand, Inc.*	933,968
113,298	L3Harris Technologies, Inc.	20,407,236
41,694	Lockheed Martin Corp.	14,132,181
87,500	Middleby Corp.*	4,977,000
149,730	Pentair plc	4,455,965
16,537	Rockwell Automation, Inc.	2,495,599
32,112	Safran S.A.	2,845,029
874,030	Sanwa Holdings Corp.	6,787,725
297,660	Trane Technologies plc	24,583,739
252,792	Wabtec Corp.	12,166,879

		157,759,653

	Commercial & Professional Services - 3.1%
305,846	Copart, Inc.*	20,956,568
39,466	CoStar Group, Inc.*	23,174,830
29,653	Equifax, Inc.	3,542,051
193,875	Herman Miller, Inc.	4,304,025
78,610	Recruit Holdings Co., Ltd.	2,030,596
259,998	Republic Services, Inc.	19,515,450
325,133	Steelcase, Inc. Class A	3,209,063
212,835	TransUnion	14,085,420
164,704	Waste Connections, Inc.	12,764,560

		103,582,563

	Consumer Durables & Apparel - 2.2%
240,914	Carter’s, Inc.	15,835,277
415,872	NIKE, Inc. Class B	34,409,249
289,332	Peloton Interactive, Inc. Class A*	7,681,765
247,791	Steven Madden Ltd.	5,756,185
153,206	VF Corp.	8,285,381

		71,967,857

	Consumer Services - 2.4%
168,134	Aramark	3,357,636
9,635	Chipotle Mexican Grill, Inc.*	6,305,144
235,725	Compass Group plc	3,672,620
4,996	Domino’s Pizza, Inc.	1,619,054
514,432	DraftKings, Inc.*(2)(3)(4)	2,041,935
172,143	Las Vegas Sands Corp.	7,310,913
8,570	Marriott Vacations Worldwide Corp.	476,321
227,434	McDonald’s Corp.	37,606,212
11,798	New Oriental Education & Technology Group, Inc. ADR*	1,277,015

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

220,116	Norwegian Cruise Line Holdings Ltd.*	$2,412,471
149,423	Planet Fitness, Inc. Class A*	7,276,900
85,715	Royal Caribbean Cruises Ltd.	2,757,452
27,588	Vail Resorts, Inc.	4,075,023

		80,188,696

	Diversified Financials - 3.7%
387,020	American Express Co.	33,132,782
29,016	Ameriprise Financial, Inc.	2,973,560
347,000	B3 S.A. - Brasil Bolsa Balcao	2,397,433
247,918	Blackstone Group, Inc. Class A	11,297,623
233,624	Charles Schwab Corp.	7,854,439
344,327	Equitable Holdings, Inc.	4,975,525
39,080	Intercontinental Exchange, Inc.	3,155,710
87,084	London Stock Exchange Group plc	7,790,170
184,721	Morgan Stanley	6,280,514
284,865	Raymond James Financial, Inc.	18,003,468
1,254,848	SLM Corp.	9,022,357
273,356	TD Ameritrade Holding Corp.	9,474,519
200,313	Voya Financial, Inc.	8,122,692

		124,480,792

	Energy - 1.0%
597,010	Canadian Natural Resources Ltd.	8,089,486
118,269	Cimarex Energy Co.	1,990,467
164,291	Concho Resources, Inc.	7,039,869
163,341	Diamondback Energy, Inc.	4,279,534
325,669	Halliburton Co.	2,230,833
108,686	Phillips 66	5,831,004
310,424	Tenaris S.A. ADR	3,740,609

		33,201,802

	Food & Staples Retailing - 0.7%
177,400	Sysco Corp.	8,094,762
129,217	Walmart, Inc.	14,681,636

		22,776,398

	Food, Beverage & Tobacco - 6.5%
599,749	Altria Group, Inc.	23,192,294
216,552	Archer-Daniels-Midland Co.	7,618,299
833,595	Coca-Cola Co.	36,886,579
903,102	Diageo plc	28,636,939
74,915	Hershey Co.	9,926,237
122,023	JM Smucker Co.	13,544,553
499,300	Keurig Dr Pepper, Inc.	12,118,011
526,903	Monster Beverage Corp.*	29,643,563
249,045	PepsiCo., Inc.	29,910,304
356,951	Philip Morris International, Inc.	26,043,145

		217,519,924

	Health Care Equipment & Services - 11.2%
82,585	ABIOMED, Inc.*	11,988,039
26,620	Anthem, Inc.	6,043,805
264,535	Baxter International, Inc.	21,477,597
29,089	Becton Dickinson and Co.	6,683,779
343,734	Centene Corp.*	20,421,237
445,611	CVS Health Corp.	26,438,101
210,004	Danaher Corp.	29,066,654
209,000	Dentsply Sirona, Inc.	8,115,470
80,395	DexCom, Inc.*	21,647,962
7,728	Haemonetics Corp.*	770,172
198,078	Insulet Corp.*	32,817,563
75,721	Intuitive Surgical, Inc.*	37,497,796
70,031	Koninklijke Philips N.V. ADR(1)	2,812,445
446,745	Medtronic plc	40,287,464
107,900	Stryker Corp.	17,964,271
57,725	Teleflex, Inc.	16,905,343
192,666	UnitedHealth Group, Inc.	48,047,047

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

157,939	Veeva Systems, Inc. Class A*	$24,696,921

		373,681,666

	Household & Personal Products - 0.9%
432,292	Colgate-Palmolive Co.	28,686,897
40,705	Shiseido Co., Ltd.	2,392,333

		31,079,230

	Insurance - 3.5%
362,678	Athene Holding Ltd. Class A*	9,001,668
289,809	Chubb Ltd.	32,368,767
630,234	CNO Financial Group, Inc.	7,808,600
204,832	Fidelity National Financial, Inc.	5,096,220
248,698	Marsh & McLennan Cos., Inc.	21,502,429
524,837	MetLife, Inc.	16,044,267
303,634	Ping An Insurance Group Co. of China Ltd. Class H	2,965,367
1,405,571	Unum Group	21,097,621

		115,884,939

	Materials - 2.2%
122,650	Celanese Corp.	9,001,284
234,060	CRH plc	6,351,132
186,309	FMC Corp.	15,219,582
146,531	Linde plc	25,349,863
124,412	Nutrien Ltd.(1)	4,253,152
148,183	Reliance Steel & Aluminum Co.	12,979,349

		73,154,362

	Media & Entertainment - 6.2%
343,164	Activision Blizzard, Inc.	20,411,395
7,383	Alphabet, Inc. Class A*	8,578,677
13,524	Charter Communications, Inc. Class A*	5,900,656
409,300	Cinemark Holdings, Inc.	4,170,767
786,850	Comcast Corp. Class A	27,051,903
92,537	Electronic Arts, Inc.*	9,269,431
81,092	Facebook, Inc. Class A*	13,526,146
1,137,137	Interpublic Group of Cos., Inc.	18,410,248
38,028	Live Nation Entertainment, Inc.*	1,728,753
164,430	Match Group, Inc.*(1)	10,858,957
73,983	Netflix, Inc.*	27,780,616
697,424	Pinterest, Inc. Class A*(1)	10,768,227
163,454	Roku, Inc.*(1)	14,298,956
159,613	Spotify Technology S.A.*	19,383,403
93,847	Tencent Holdings Ltd.	4,638,631
121,575	Walt Disney Co.	11,744,145

		208,520,911

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
157,937	Alnylam Pharmaceuticals, Inc.*	17,191,442
301,924	AstraZeneca plc ADR	13,483,926
100,708	Bausch Health Cos., Inc.*	1,560,974
150,903	Bristol-Myers Squibb Co.	8,411,333
402,125	Elanco Animal Health, Inc.*	9,003,579
56,207	Eli Lilly & Co.	7,797,035
144,522	Exact Sciences Corp.*	8,382,276
3,549	Galapagos N.V. ADR*(1)	695,320
43,185	Galapagos N.V.*	8,480,554
64,491	Gilead Sciences, Inc.	4,821,347
323,165	Ionis Pharmaceuticals, Inc.*	15,279,241
434,520	Johnson & Johnson	56,978,608
301,931	Merck & Co., Inc.	23,230,571
23,148	Mettler-Toledo International, Inc.*	15,983,926
910,691	Pfizer, Inc.	29,724,954
13,035	Regeneron Pharmaceuticals, Inc.*	6,364,860
157,932	Seattle Genetics, Inc.*	18,222,194
78,984	Thermo Fisher Scientific, Inc.	22,399,862

		268,012,002

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Real Estate - 5.3%
87,052	Alexandria Real Estate Equities, Inc. REIT	$11,931,347
63,569	American Tower Corp. REIT	13,842,150
473,252	Americold Realty Trust REIT	16,109,498
81,350	AvalonBay Communities, Inc. REIT	11,972,279
147,045	Boston Properties, Inc. REIT	13,561,960
392,276	Columbia Property Trust, Inc. REIT	4,903,450
81,353	Digital Realty Trust, Inc. REIT	11,300,745
41,458	Equinix, Inc. REIT	25,893,423
920,845	Host Hotels & Resorts, Inc. REIT	10,166,129
141,234	Jones Lang LaSalle, Inc. REIT	14,261,809
154,685	Mitsui Fudosan Co., Ltd. REIT	2,678,327
99,800	Prologis, Inc. REIT	8,020,926
104,791	Public Storage REIT	20,812,541
665,100	VICI Properties, Inc. REIT	11,067,264

		176,521,848

	Retailing - 6.6%
116,627	Alibaba Group Holding Ltd. ADR*	22,681,619
8,451,700	Allstar Co.*(2)(3)(4)	—
32,883	Amazon.com, Inc.*	64,112,643
184,422	Dollar Tree, Inc.*	13,549,484
245,699	Expedia Group, Inc.	13,825,483
64,948	Genuine Parts Co.	4,372,949
99,096	Home Depot, Inc.	18,502,214
370,318	Kohl’s Corp.	5,402,940
207,018	Lowe’s Cos., Inc.	17,813,899
73,720	Ross Stores, Inc.	6,411,428
1,029,146	TJX Cos., Inc.	49,203,470
115,140	Tory Burch LLC*(2)(3)(4)	4,421,331

		220,297,460

	Semiconductors & Semiconductor Equipment - 3.7%
606,476	Advanced Micro Devices, Inc.*	27,582,529
5,987	ASML Holding N.V.	1,578,260
49,439	Broadcom, Inc.	11,721,987
167,764	Infineon Technologies AG	2,421,798
418,829	Intel Corp.	22,667,025
73,719	KLA Corp.	10,596,369
600,084	Marvell Technology Group Ltd.	13,579,901
208,411	Micron Technology, Inc.*	8,765,767
80,387	NVIDIA Corp.	21,190,013
25,060	Texas Instruments, Inc.	2,504,246

		122,607,895

	Software & Services - 10.8%
102,930	Accenture plc Class A	16,804,352
4,312	Adobe, Inc.*	1,372,251
139,585	Amdocs Ltd.	7,672,987
29,104	DocuSign, Inc.*	2,689,210
22,010	Fair Isaac Corp.*	6,772,257
34,560	Fidelity National Information Services, Inc.	4,203,878
100,052	FleetCor Technologies, Inc.*	18,663,700
857,668	Genpact Ltd.	25,043,906
130,267	Global Payments, Inc.	18,788,409
472,046	GoDaddy, Inc. Class A*	26,958,547
169,531	Guidewire Software, Inc.*	13,445,504
6,205	Intuit, Inc.	1,427,150
187,506	Microsoft Corp.	29,571,571
164,550	PayPal Holdings, Inc.*	15,754,017
15,513	RingCentral, Inc. Class A*	3,287,360
36,009	salesforce.com, Inc.*	5,184,576
89,433	ServiceNow, Inc.*	25,629,709
1,195,426	Slack Technologies, Inc. Class A*(1)	32,085,234
174,746	Splunk, Inc.*	22,058,188
271,883	Square, Inc. Class A*	14,241,231
6,118	Trade Desk, Inc. Class A*	1,180,774

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

95,752	VeriSign, Inc.*	$17,243,978
83,727	Visa, Inc. Class A	13,490,094
80,081	WEX, Inc.*	8,372,468
160,685	Workday, Inc. Class A*	20,924,401
53,657	Worldline S.A.*(5)	3,166,900
41,882	Zoom Video Communications, Inc. Class A*	6,119,798

		362,152,450

	Technology Hardware & Equipment - 3.1%
80,239	Apple, Inc.	20,403,975
149,169	CDW Corp.	13,912,993
374,335	Cisco Systems, Inc.	14,715,109
58,786	Coherent, Inc.*	6,255,418
9,870	Keyence Corp.	3,173,327
191,507	Lumentum Holdings, Inc.*	14,114,066
31,066	Motorola Solutions, Inc.	4,129,293
306,251	Samsung Electronics Co., Ltd.	11,907,494
131,863	TE Connectivity Ltd.	8,304,732
125,135	Western Digital Corp.	5,208,119

		102,124,526

	Telecommunication Services - 2.3%
725,143	AT&T, Inc.	21,137,919
86,250	Cellnex Telecom S.A.*(5)	3,912,511
20,188,642	China Tower Corp. Ltd. Class H(5)	4,485,929
69,000	KDDI Corp.	2,038,162
64,400	SoftBank Group Corp.	2,279,913
410,700	T-Mobile U.S., Inc.*	34,457,730
175,567	Verizon Communications, Inc.	9,433,215

		77,745,379

	Transportation - 2.9%
343,260	Canadian National Railway Co.	26,837,844
269,485	Southwest Airlines Co.	9,596,361
1,202,934	Uber Technologies, Inc.*	33,585,917
189,480	Union Pacific Corp.	26,724,259

		96,744,381

	Utilities - 3.6%
250,171	American Electric Power Co., Inc.	20,008,677
192,361	Dominion Energy, Inc.	13,886,541
386,784	Duke Energy Corp.	31,283,090
509,171	Exelon Corp.	18,742,584
1,268,130	Iberdrola S.A.	12,403,586
410,296	Southern Co.	22,213,425

		118,537,903

	Total Common Stocks (cost $3,328,591,863)	$3,245,486,753

Exchange-Traded Funds - 0.7%
	Other Investment Pools & Funds - 0.7%
93,289	iShares MSCI ACWI ETF(1)	5,837,093
123,331	iShares Russell 1000 Growth ETF	18,579,815

		24,416,908

	Total Exchange-Traded Funds (cost $23,786,225)	$24,416,908

Convertible Preferred Stocks - 0.3%
	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E*(2)(3)(4)	1,417,053

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(2)(3)(4)	1,310,966

	Retailing - 0.0%
40,566	Honest Co., Inc. Series C*(2)(3)(4)	1,356,527

	Software & Services - 0.2%
50,200	Nanigans, Inc. Series D*(2)(3)(4)	55,359

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

20,891	Sharecare, Inc. Series B2*(2)(3)(4)		$4,470,674
29,504	Magic Leap, Inc. Series C*(2)(3)(4)		726,828

			5,252,861

	Total Convertible Preferred Stocks (cost $10,438,958)		$9,337,407

Escrows - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(2)(3)(4)		20,467

	Total Escrows (cost $—)		$20,467

	Total Long-Term Investments (cost $3,362,817,046)		$3,279,261,535

Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 1.9%
64,355,814	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.36%(7)		64,355,814

	Securities Lending Collateral - 0.6%
994,636	Citibank NA DDCA, 0.08%, 4/1/2020(7)		994,636
10,661,368	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(7)		10,661,368
2,117,516	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(7)		2,117,516
6,085,726	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(7)		6,085,726

			19,859,246

	Total Short-Term Investments (cost $84,215,060)		$84,215,060

	Total Investments (cost $3,447,032,106)	100.7%	$3,363,476,595
	Other Assets and Liabilities	(0.7)%	(23,297,970)

	Total Net Assets	100.0%	$3,340,178,625

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $20,000,292 or 0.6% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value

06/2015	Airbnb, Inc. Series E Convertible Preferred	16,619	$1,547,136	$1,417,053
08/2011	Allstar Co.	8,451,700	3,676,649	—
07/2015	DraftKings, Inc.	514,432	1,938,195	2,041,935
06/2015	HF Global, Inc.	350,600	4,713,607	4,179,152
08/2014	Honest Co., Inc. Series C Convertible Preferred	40,566	1,097,606	1,356,527

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

12/2015	Magic Leap, Inc. Series C Convertible Preferred	29,504	679,566	$726,828
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	55,359
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	20,891	5,220,034	4,470,674
09/2015	Social Finance, Inc. Series F Convertible Preferred	85,350	1,346,507	1,310,966
11/2013	Tory Burch LLC	115,140	9,024,247	4,421,331

			$29,791,656	$20,000,292

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of these securities was $20,000,292, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $11,565,340, representing 0.3% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	118	06/19/2020	$15,161,230	$668,695

Total futures contracts				$668,695

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$16,422,622	$14,116,258	$2,306,364	$—
Banks	70,521,494	70,521,494	—	—
Capital Goods	157,759,653	141,865,758	11,714,743	4,179,152
Commercial & Professional Services	103,582,563	101,551,967	2,030,596	—
Consumer Durables & Apparel	71,967,857	71,967,857	—	—
Consumer Services	80,188,696	74,474,141	3,672,620	2,041,935
Diversified Financials	124,480,792	116,690,622	7,790,170	—
Energy	33,201,802	33,201,802	—	—
Food & Staples Retailing	22,776,398	22,776,398	—	—
Food, Beverage & Tobacco	217,519,924	188,882,985	28,636,939	—
Health Care Equipment & Services	373,681,666	373,681,666	—	—
Household & Personal Products	31,079,230	28,686,897	2,392,333	—
Insurance	115,884,939	112,919,572	2,965,367	—
Materials	73,154,362	66,803,230	6,351,132	—
Media & Entertainment	208,520,911	203,882,280	4,638,631	—
Pharmaceuticals, Biotechnology & Life Sciences	268,012,002	259,531,448	8,480,554	—
Real Estate	176,521,848	173,843,521	2,678,327	—
Retailing	220,297,460	215,876,129	—	4,421,331
Semiconductors & Semiconductor Equipment	122,607,895	118,607,837	4,000,058	—
Software & Services	362,152,450	358,985,550	3,166,900	—
Technology Hardware & Equipment	102,124,526	87,043,705	15,080,821	—
Telecommunication Services	77,745,379	65,028,864	12,716,515	—
Transportation	96,744,381	96,744,381	—	—
Utilities	118,537,903	106,134,317	12,403,586	—
Exchange-Traded Funds	24,416,908	24,416,908	—	—
Convertible Preferred Stocks	9,337,407	—	—	9,337,407
Escrows	20,467	—	—	20,467
Short-Term Investments	84,215,060	84,215,060	—	—
Futures Contracts(2)	668,695	668,695	—	—

Total	$3,364,145,290	$3,213,119,342	$131,025,656	$20,000,292

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford Disciplined Equity HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Banks - 5.6%
465,438	Bank of America Corp.	$9,881,249
126,636	JP Morgan Chase & Co.	11,401,039
68,759	PNC Financial Services Group, Inc.	6,581,611

		27,863,899

	Capital Goods - 5.2%
75,739	AMETEK, Inc.	5,454,723
103,534	Fortune Brands Home & Security, Inc.	4,477,846
4,900	IDEX Corp.	676,739
46,262	Illinois Tool Works, Inc.	6,574,755
44,189	Raytheon Co.	5,795,387
26,126	Snap-on, Inc.	2,843,031

		25,822,481

	Commercial & Professional Services - 2.0%
36,034	Equifax, Inc.	4,304,261
75,742	Republic Services, Inc.	5,685,195

		9,989,456

	Consumer Durables & Apparel - 2.0%
75,754	NIKE, Inc. Class B	6,267,886
72,393	VF Corp.	3,915,013

		10,182,899

	Consumer Services - 1.6%
48,582	McDonald’s Corp.	8,033,034

	Diversified Financials - 1.6%
57,381	American Express Co.	4,912,387
66,112	Capital One Financial Corp.	3,333,367

		8,245,754

	Energy - 0.6%
76,922	EOG Resources, Inc.	2,763,038

	Food & Staples Retailing - 3.6%
28,097	Costco Wholesale Corp.	8,011,297
89,672	Walmart, Inc.	10,188,533

		18,199,830

	Food, Beverage & Tobacco - 3.9%
42,518	Constellation Brands, Inc. Class A	6,095,381
132,453	Kellogg Co.	7,945,855
100,465	Monster Beverage Corp.*	5,652,161

		19,693,397

	Health Care Equipment & Services - 10.7%
55,491	Abbott Laboratories	4,378,795
5,718	Anthem, Inc.	1,298,215
112,002	Baxter International, Inc.	9,093,442
24,137	Becton Dickinson and Co.	5,545,959
42,500	Danaher Corp.	5,882,425
120,698	Hologic, Inc.*	4,236,500
38,860	Laboratory Corp. of America Holdings*	4,911,515
94,376	Medtronic plc	8,510,828
38,977	UnitedHealth Group, Inc.	9,720,084

		53,577,763

	Household & Personal Products - 4.3%
122,961	Colgate-Palmolive Co.	8,159,692
121,247	Procter & Gamble Co.	13,337,170

		21,496,862

	Insurance - 3.1%
64,066	Allstate Corp.	5,876,774
93,966	Athene Holding Ltd. Class A*	2,332,236

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

64,487	Chubb Ltd.	$7,202,553

		15,411,563

	Materials - 1.7%
28,881	Ecolab, Inc.	4,500,526
48,978	PPG Industries, Inc.	4,094,561

		8,595,087

	Media & Entertainment - 5.5%
11,933	Alphabet, Inc. Class A*	13,865,549
36,522	Facebook, Inc. Class A*	6,091,870
76,598	Walt Disney Co.	7,399,367

		27,356,786

	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
31,705	Allergan plc	5,614,956
81,279	Eli Lilly & Co.	11,275,023
105,796	Merck & Co., Inc.	8,139,944
27,939	Thermo Fisher Scientific, Inc.	7,923,500

		32,953,423

	Real Estate - 2.4%
32,846	American Tower Corp. REIT	7,152,217
54,753	Boston Properties, Inc. REIT	5,049,869

		12,202,086

	Retailing - 5.2%
9,961	Amazon.com, Inc.*	19,421,161
134,696	TJX Cos., Inc.	6,439,816

		25,860,977

	Semiconductors & Semiconductor Equipment - 4.5%
29,630	KLA Corp.	4,259,016
96,056	Micron Technology, Inc.*	4,040,115
46,076	QUALCOMM, Inc.	3,117,042
96,016	Teradyne, Inc.	5,201,187
56,558	Texas Instruments, Inc.	5,651,841

		22,269,201

	Software & Services - 12.5%
24,200	Fidelity National Information Services, Inc.	2,943,688
40,945	Global Payments, Inc.	5,905,497
56,113	GoDaddy, Inc. Class A*	3,204,614
91,702	Leidos Holdings, Inc.	8,404,488
41,559	Mastercard, Inc. Class A	10,038,992
126,355	Microsoft Corp.	19,927,447
43,812	salesforce.com, Inc.*	6,308,052
69,582	SS&C Technologies Holdings, Inc.	3,049,083
22,764	Workday, Inc. Class A*	2,964,328

		62,746,189

	Technology Hardware & Equipment - 6.9%
77,241	Apple, Inc.	19,641,614
41,108	CDW Corp.	3,834,143
212,773	Corning, Inc.	4,370,358
50,847	Motorola Solutions, Inc.	6,758,583

		34,604,698

	Telecommunication Services - 1.8%
169,522	Verizon Communications, Inc.	9,108,417

	Transportation - 1.4%
32,483	Norfolk Southern Corp.	4,742,518
83,872	Uber Technologies, Inc.*	2,341,706

		7,084,224

	Utilities - 5.2%
109,269	American Electric Power Co., Inc.	8,739,335
49,025	NextEra Energy, Inc.	11,796,395

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

73,322	Pinnacle West Capital Corp.		$5,557,074

			26,092,804

	Total Common Stocks (cost $388,443,055)		$490,153,868

	Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
7,970,908	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.36%(1)		7,970,908

	Total Short-Term Investments (cost $7,970,908)		$7,970,908

	Total Investments (cost $396,413,963)	99.5%	$498,124,776
	Other Assets and Liabilities	0.5%	2,311,350

	Total Net Assets	100.0%	$500,436,126

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$27,863,899	$27,863,899	$—	$—
Capital Goods	25,822,481	25,822,481	—	—
Commercial & Professional Services	9,989,456	9,989,456	—	—
Consumer Durables & Apparel	10,182,899	10,182,899	—	—
Consumer Services	8,033,034	8,033,034	—	—
Diversified Financials	8,245,754	8,245,754	—	—
Energy	2,763,038	2,763,038	—	—
Food & Staples Retailing	18,199,830	18,199,830	—	—
Food, Beverage & Tobacco	19,693,397	19,693,397	—	—
Health Care Equipment & Services	53,577,763	53,577,763	—	—
Household & Personal Products	21,496,862	21,496,862	—	—
Insurance	15,411,563	15,411,563	—	—
Materials	8,595,087	8,595,087	—	—
Media & Entertainment	27,356,786	27,356,786	—	—
Pharmaceuticals, Biotechnology & Life Sciences	32,953,423	32,953,423	—	—
Real Estate	12,202,086	12,202,086	—	—
Retailing	25,860,977	25,860,977	—	—
Semiconductors & Semiconductor Equipment	22,269,201	22,269,201	—	—
Software & Services	62,746,189	62,746,189	—	—
Technology Hardware & Equipment	34,604,698	34,604,698	—	—
Telecommunication Services	9,108,417	9,108,417	—	—
Transportation	7,084,224	7,084,224	—	—
Utilities	26,092,804	26,092,804	—	—
Short-Term Investments	7,970,908	7,970,908	—	—

Total	$498,124,776	$498,124,776	$—	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Dividend and Growth HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Banks - 8.5%
3,688,913	Bank of America Corp.	$78,315,623
398,287	Bank of Nova Scotia	16,170,452
1,008,771	JP Morgan Chase & Co.	90,819,653
238,725	PNC Financial Services Group, Inc.	22,850,757

		208,156,485

	Capital Goods - 6.1%
209,449	Deere & Co.	28,937,474
138,917	Eaton Corp. plc	10,792,462
129,816	General Dynamics Corp.	17,175,955
711,090	Johnson Controls International plc	19,170,986
62,423	Lockheed Martin Corp.	21,158,276
107,611	Raytheon Co.	14,113,182
352,981	Raytheon Technologies Corp.	33,296,698
74,363	Trane Technologies plc	6,141,640

		150,786,673

	Consumer Services - 1.8%
305,714	Hilton Worldwide Holdings, Inc.	20,861,923
145,270	McDonald’s Corp.	24,020,395

		44,882,318

	Diversified Financials - 4.2%
387,185	American Express Co.	33,146,908
54,821	BlackRock, Inc.	24,119,596
630,947	Charles Schwab Corp.	21,212,438
340,818	Northern Trust Corp.(1)	25,718,126

		104,197,068

	Energy - 4.5%
606,122	Chevron Corp.	43,919,600
919,490	ConocoPhillips	28,320,292
342,983	Hess Corp.(1)	11,421,334
412,624	Marathon Petroleum Corp.	9,746,179
473,077	Total S.A. ADR	17,617,388

		111,024,793

	Food & Staples Retailing - 2.9%
507,374	Sysco Corp.	23,151,476
420,541	Walmart, Inc.	47,781,868

		70,933,344

	Food, Beverage & Tobacco - 3.6%
731,985	Coca-Cola Co.	32,390,336
414,619	Kellogg Co.	24,872,994
270,493	PepsiCo., Inc.	32,486,209

		89,749,539

	Health Care Equipment & Services - 7.5%
299,765	Abbott Laboratories	23,654,456
133,424	Becton Dickinson and Co.	30,656,833
362,106	CVS Health Corp.	21,483,749
119,497	HCA Healthcare, Inc.	10,736,805
446,802	Medtronic plc	40,292,604
230,578	UnitedHealth Group, Inc.	57,501,542

		184,325,989

	Insurance - 5.0%
635,534	American International Group, Inc.	15,411,699
308,479	Chubb Ltd.	34,454,019
124,174	Marsh & McLennan Cos., Inc.	10,736,084
459,923	Principal Financial Group, Inc.	14,413,987
226,858	Progressive Corp.	16,751,195
616,598	Prudential Financial, Inc.	32,149,420

		123,916,404

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Materials - 2.8%
276,092	Celanese Corp.	$20,262,392
253,929	FMC Corp.	20,743,460
608,291	International Paper Co.	18,936,099
118,527	PPG Industries, Inc.	9,908,857

		69,850,808

	Media & Entertainment - 5.8%
71,801	Alphabet, Inc. Class A*	83,429,172
1,720,611	Comcast Corp. Class A	59,154,606

		142,583,778

	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
369,836	Agilent Technologies, Inc.	26,487,654
1,042,398	AstraZeneca plc ADR	46,553,495
320,968	Bristol-Myers Squibb Co.	17,890,756
245,728	Eli Lilly & Co.	34,087,388
513,285	Merck & Co., Inc.	39,492,148
399,585	Novartis AG ADR	32,945,783
2,052,651	Pfizer, Inc.	66,998,529

		264,455,753

	Real Estate - 2.2%
121,036	American Tower Corp. REIT	26,355,589
190,951	Boston Properties, Inc. REIT	17,611,411
943,002	Host Hotels & Resorts, Inc. REIT	10,410,742

		54,377,742

	Retailing - 3.4%
186,005	Home Depot, Inc.	34,728,993
283,900	Lowe’s Cos., Inc.	24,429,595
510,549	TJX Cos., Inc.	24,409,348

		83,567,936

	Semiconductors & Semiconductor Equipment - 4.6%
154,640	Broadcom, Inc.	36,665,144
703,778	Intel Corp.	38,088,465
78,690	KLA Corp.	11,310,901
265,173	Micron Technology, Inc.*	11,153,176
154,291	Texas Instruments, Inc.	15,418,300

		112,635,986

	Software & Services - 7.4%
127,079	Accenture plc Class A	20,746,918
112,336	International Business Machines Corp.	12,461,432
937,979	Microsoft Corp.	147,928,668

		181,137,018

	Technology Hardware & Equipment - 5.9%
196,771	Apple, Inc.	50,036,898
1,089,742	Cisco Systems, Inc.	42,837,758
1,001,635	Corning, Inc.	20,573,583
1,219,209	HP, Inc.	21,165,468
78,562	Motorola Solutions, Inc.	10,442,461

		145,056,168

	Telecommunication Services - 3.9%
1,789,114	Verizon Communications, Inc.	96,129,095

	Transportation - 1.9%
483,934	Delta Air Lines, Inc.	13,806,637
227,540	Union Pacific Corp.	32,092,242

		45,898,879

	Utilities - 4.4%
530,980	Dominion Energy, Inc.	38,331,446
874,246	Exelon Corp.	32,180,995

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

154,449	NextEra Energy, Inc.		$37,163,519

			107,675,960

	Total Common Stocks (cost $2,001,723,321)		$2,391,341,736

Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.6%
64,671,721	Fidelity Institutional Government Fund, Institutional Class, 0.27%(2)		64,671,721

	Securities Lending Collateral - 0.0%
6,706	Citibank NA DDCA, 0.08%, 4/1/2020(2)		6,706
71,876	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)		71,876
14,276	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)		14,276
41,028	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		41,028

			133,886

	Total Short-Term Investments (cost $64,805,607)		$64,805,607

	Total Investments (cost $2,066,528,928)	99.7%	$2,456,147,343
	Other Assets and Liabilities	0.3%	7,967,712

	Total Net Assets	100.0%	$2,464,115,055

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$208,156,485	$208,156,485	$—	$—
Capital Goods	150,786,673	150,786,673	—	—
Consumer Services	44,882,318	44,882,318	—	—
Diversified Financials	104,197,068	104,197,068	—	—
Energy	111,024,793	111,024,793	—	—
Food & Staples Retailing	70,933,344	70,933,344	—	—
Food, Beverage & Tobacco	89,749,539	89,749,539	—	—
Health Care Equipment & Services	184,325,989	184,325,989	—	—
Insurance	123,916,404	123,916,404	—	—
Materials	69,850,808	69,850,808	—	—
Media & Entertainment	142,583,778	142,583,778	—	—
Pharmaceuticals, Biotechnology & Life Sciences	264,455,753	264,455,753	—	—
Real Estate	54,377,742	54,377,742	—	—
Retailing	83,567,936	83,567,936	—	—
Semiconductors & Semiconductor Equipment	112,635,986	112,635,986	—	—
Software & Services	181,137,018	181,137,018	—	—
Technology Hardware & Equipment	145,056,168	145,056,168	—	—
Telecommunication Services	96,129,095	96,129,095	—	—
Transportation	45,898,879	45,898,879	—	—
Utilities	107,675,960	107,675,960	—	—
Short-Term Investments	64,805,607	64,805,607	—	—

Total	$2,456,147,343	$2,456,147,343	$—	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Global Growth HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Automobiles & Components - 1.2%
19,520	Ferrari N.V.	$3,006,760
3,942	Tesla, Inc.*	2,065,608

		5,072,368

	Capital Goods - 5.0%
31,265	Airbus SE	2,016,025
104,111	Assa Abloy AB Class B	1,943,617
53,691	Atlas Copco AB Class A(1)	1,785,454
11,862	L3Harris Technologies, Inc.	2,136,583
19,544	Lockheed Martin Corp.	6,624,439
34,740	Nidec Corp.	1,790,308
9,002	Northrop Grumman Corp.	2,723,555
5,500	SMC Corp.	2,305,840

		21,325,821

	Consumer Durables & Apparel - 1.1%
30,429	NIKE, Inc. Class B	2,517,696
34,830	Sony Corp.	2,063,104

		4,580,800

	Consumer Services - 0.8%
20,367	Hilton Worldwide Holdings, Inc.	1,389,844
519,161	Sands China Ltd.	1,888,755

		3,278,599

	Diversified Financials - 3.6%
62,861	American Express Co.	5,381,530
116,321	Blackstone Group, Inc. Class A	5,300,748
57,182	Julius Baer Group Ltd.	1,915,452
3,600	Partners Group Holding AG	2,464,797

		15,062,527

	Food, Beverage & Tobacco - 4.8%
18,820	Constellation Brands, Inc. Class A	2,698,035
300,551	Davide Campari-Milano S.p.A.(1)	2,155,358
87,763	Diageo plc	2,782,923
29,004	Heineken N.V.	2,461,391
12,900	Kweichow Moutai Co., Ltd. Class A	2,004,757
48,257	Monster Beverage Corp.*	2,714,939
52,807	Nestle S.A.	5,405,736

		20,223,139

	Health Care Equipment & Services - 5.7%
23,446	Anthem, Inc.	5,323,180
33,125	Baxter International, Inc.	2,689,419
10,287	Becton Dickinson and Co.	2,363,644
14,312	Edwards Lifesciences Corp.*	2,699,529
5,350	IDEXX Laboratories, Inc.*	1,295,984
5,688	Intuitive Surgical, Inc.*	2,816,754
23,825	Medtronic plc	2,148,539
19,962	UnitedHealth Group, Inc.	4,978,124

		24,315,173

	Insurance - 2.7%
410,000	AIA Group Ltd.	3,671,400
489,768	Ping An Insurance Group Co., of China Ltd. Class H	4,783,199
39,745	Progressive Corp.	2,934,771

		11,389,370

	Materials - 1.1%
30,642	FMC Corp.	2,503,145
23,880	Shin-Etsu Chemical Co., Ltd.	2,347,098

		4,850,243

	Media & Entertainment - 11.5%
12,557	Alphabet, Inc. Class C*	14,601,405

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

7,176	Charter Communications, Inc. Class A*	$3,130,961
32,972	Electronic Arts, Inc.*	3,302,805
67,950	Facebook, Inc. Class A*	11,334,060
8,702	Netflix, Inc.*	3,267,601
21,335	Spotify Technology S.A.*	2,590,922
127,340	Tencent Holdings Ltd.	6,294,110
23,855	Walt Disney Co.	2,304,393
55,387	Yandex N.V. Class A*	1,885,927

		48,712,184

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
35,917	Agilent Technologies, Inc.	2,572,375
85,829	AstraZeneca plc	7,647,269
9,645	Biogen, Inc.*	3,051,485
1,102,000	CSPC Pharmaceutical Group Ltd.	2,167,731
31,208	Eli Lilly & Co.	4,329,174
15,859	ICON plc*	2,156,824
81,402	Novartis AG	6,715,566
23,883	Seattle Genetics, Inc.*	2,755,620
12,000	Vertex Pharmaceuticals, Inc.*	2,855,400

		34,251,444

	Real Estate - 2.2%
33,002	American Tower Corp. REIT	7,186,186
16,041	Digital Realty Trust, Inc. REIT	2,228,255

		9,414,441

	Retailing - 11.5%
32,198	Alibaba Group Holding Ltd. ADR*	6,261,867
11,806	Amazon.com, Inc.*	23,018,394
83,417	Dollarama, Inc.	2,314,077
42,777	Home Depot, Inc.	7,986,894
35,655	Ross Stores, Inc.	3,100,915
122,458	TJX Cos., Inc.	5,854,717

		48,536,864

	Semiconductors & Semiconductor Equipment - 6.0%
96,952	Advanced Micro Devices, Inc.*	4,409,377
13,988	ASML Holding N.V.	3,687,440
135,754	Infineon Technologies AG	1,959,710
17,198	KLA Corp.	2,472,040
134,867	Marvell Technology Group Ltd.	3,052,040
421,908	MediaTek, Inc.	4,528,434
298,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,682,689
43,956	Teradyne, Inc.	2,381,097

		25,172,827

	Software & Services - 21.9%
19,934	Accenture plc Class A	3,254,425
28,647	Adobe, Inc.*	9,116,621
28,243	DocuSign, Inc.*	2,609,653
49,740	Edenred	2,064,183
17,633	Fidelity National Information Services, Inc.	2,144,878
10,945	FleetCor Technologies, Inc.*	2,041,680
18,195	Global Payments, Inc.	2,624,265
12,095	Intuit, Inc.	2,781,850
34,682	Mastercard, Inc. Class A	8,377,784
164,705	Microsoft Corp.	25,975,626
65,363	Pagseguro Digital Ltd. Class A*	1,263,467
71,820	PayPal Holdings, Inc.*	6,876,047
55,857	salesforce.com, Inc.*	8,042,291
11,716	ServiceNow, Inc.*	3,357,571
119,086	Slack Technologies, Inc. Class A*(1)	3,196,268
24,269	Splunk, Inc.*	3,063,476
35,586	Visa, Inc. Class A	5,733,616

		92,523,701

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Technology Hardware & Equipment - 7.1%
92,388	Apple, Inc.		$23,493,345
25,567	CDW Corp.		2,384,634
55,874	Samsung Electronics Co., Ltd.		2,172,464
156,819	Sunny Optical Technology Group Co., Ltd.		2,074,378

			30,124,821

	Telecommunication Services - 2.2%
108,650	Cellnex Telecom S.A.*(2)		4,928,629
52,801	T-Mobile U.S., Inc.*		4,430,004

			9,358,633

	Transportation - 1.9%
32,230	Canadian National Railway Co.		2,519,908
27,702	J.B. Hunt Transport Services, Inc.		2,554,956
111,947	Uber Technologies, Inc.*		3,125,559

			8,200,423

	Total Common Stocks (cost $337,369,961)		$416,393,378

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.1%
8,921,747	Fidelity Institutional Government Fund, Institutional Class, 0.27%(3)		8,921,747

	Securities Lending Collateral - 0.2%
34,145	Citibank NA DDCA, 0.08%, 4/1/2020(3)		34,145
365,995	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(3)		365,995
72,692	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(3)		72,692
208,918	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(3)		208,918

			681,750

	Total Short-Term Investments (cost $9,603,497)		$9,603,497

	Total Investments (cost $346,973,458)	100.7%	$425,996,875
	Other Assets and Liabilities	(0.7)%	(3,025,687)

	Total Net Assets	100.0%	$422,971,188

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of this security was $4,928,629, representing 1.2% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,072,368	$2,065,608	$3,006,760	$—
Capital Goods	21,325,821	11,484,577	9,841,244	—
Consumer Durables & Apparel	4,580,800	2,517,696	2,063,104	—
Consumer Services	3,278,599	1,389,844	1,888,755	—
Diversified Financials	15,062,527	10,682,278	4,380,249	—
Food, Beverage & Tobacco	20,223,139	5,412,974	14,810,165	—
Health Care Equipment & Services	24,315,173	24,315,173	—	—
Insurance	11,389,370	2,934,771	8,454,599	—
Materials	4,850,243	2,503,145	2,347,098	—
Media & Entertainment	48,712,184	42,418,074	6,294,110	—
Pharmaceuticals, Biotechnology & Life Sciences	34,251,444	17,720,878	16,530,566	—
Real Estate	9,414,441	9,414,441	—	—
Retailing	48,536,864	48,536,864	—	—
Semiconductors & Semiconductor Equipment	25,172,827	12,314,554	12,858,273	—
Software & Services	92,523,701	90,459,518	2,064,183	—
Technology Hardware & Equipment	30,124,821	25,877,979	4,246,842	—
Telecommunication Services	9,358,633	4,430,004	4,928,629	—
Transportation	8,200,423	8,200,423	—	—
Short-Term Investments	9,603,497	9,603,497	—	—

Total	$425,996,875	$332,282,298	$93,714,577	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Healthcare HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Biotechnology - 22.0%
18,000	89bio, Inc.*	$454,500
12,247	Aimmune Therapeutics, Inc.*(1)	176,602
109,352	Alkermes plc*	1,576,856
16,213	Alnylam Pharmaceuticals, Inc.*	1,764,785
43,955	Apellis Pharmaceuticals, Inc.*	1,177,554
27,685	Arena Pharmaceuticals, Inc.*	1,162,770
2,721	Argenx SE ADR*	358,437
25,007	Assembly Biosciences, Inc.*	370,854
20,178	Biohaven Pharmaceutical Holding Co., Ltd.*	686,657
6,221	Black Diamond Therapeutics, Inc.*	155,214
5,305	Bluebird Bio, Inc.*(1)	243,818
38,513	Coherus Biosciences, Inc.*	624,681
27,055	Constellation Pharmaceuticals, Inc.*	850,339
37,800	Forty Seven, Inc.*	3,606,876
50,098	G1 Therapeutics, Inc.*	552,080
5,107	Galapagos N.V.*	1,002,899
7,990	Genmab A/S*	1,604,940
22,687	Genus plc	916,762
28,998	Global Blood Therapeutics, Inc.*	1,481,508
59,597	GlycoMimetics, Inc.*	135,881
149,933	ImmunoGen, Inc.*	511,272
144,870	Ironwood Pharmaceuticals, Inc.*	1,461,738
14,116	Kodiak Sciences, Inc.*(1)	673,333
12,670	Madrigal Pharmaceuticals, Inc.*(1)	845,849
87,497	Momenta Pharmaceuticals, Inc.*	2,379,918
32,798	Myovant Sciences Ltd.*	247,625
88,202	PhaseBio Pharmaceuticals, Inc.*(1)	291,949
95,215	Portola Pharmaceuticals, Inc.*(1)	678,883
20,023	Radius Health, Inc.*	260,299
262,137	Rigel Pharmaceuticals, Inc.*	408,934
29,874	Seattle Genetics, Inc.*	3,446,862
111,929	Syndax Pharmaceuticals, Inc.*	1,227,861
14,580	Turning Point Therapeutics, Inc.*	651,143
19,938	Twist Bioscience Corp.*	609,704
25,466	UroGen Pharma Ltd.*(1)	454,313
20,539	Vertex Pharmaceuticals, Inc.*	4,887,255
30,742	Zai Lab Ltd. ADR*	1,582,598
9,272	Zealand Pharma A/S ADR*(1)	319,884

		39,843,433

	Health Care Equipment - 22.5%
50,789	Abbott Laboratories	4,007,760
24,448	AtriCure, Inc.*(1)	821,208
44,710	Baxter International, Inc.	3,630,005
7,025	Becton Dickinson and Co.	1,614,134
143,248	Boston Scientific Corp.*	4,674,182
33,893	Danaher Corp.	4,691,130
24,315	Edwards Lifesciences Corp.*	4,586,295
8,731	Hill-Rom Holdings, Inc.	878,339
6,850	Integer Holdings Corp.*	430,591
6,300	Intuitive Surgical, Inc.*	3,119,823
3,175	Masimo Corp.*	562,356
72,461	Medtronic plc	6,534,533
18,625	NuVasive, Inc.*	943,542
25,264	Shockwave Medical, Inc.*	838,260
125,089	Smith & Nephew plc	2,203,632
9,000	Venus MedTech Hangzhou, Inc. Class H*(2)	52,438
13,252	Zimmer Biomet Holdings, Inc.	1,339,512

		40,927,740

	Health Care Facilities - 2.7%
43,627	Acadia Healthcare Co., Inc.*(1)	800,556
26,462	Encompass Health Corp.	1,694,362

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

27,612	HCA Healthcare, Inc.	$2,480,938

		4,975,856

	Health Care Services - 1.1%
5,894	Amedisys, Inc.*	1,081,785
2,873	Laboratory Corp. of America Holdings*	363,118
59,508	R1 RCM, Inc.*	540,928

		1,985,831

	Health Care Supplies - 0.6%
441,615	ConvaTec Group plc(2)	1,015,382

	Health Care Technology - 0.9%
45,537	HMS Holdings Corp.*	1,150,720
1,200	Omnicell, Inc.*	78,696
2,587	Teladoc Health, Inc.*	401,011

		1,630,427

	Life Sciences Tools & Services - 10.5%
39,331	Adaptive Biotechnologies Corp.*	1,092,615
5,976	Bio-Techne Corp.	1,133,169
11,600	ICON plc*	1,577,600
30,421	NanoString Technologies, Inc.*	731,625
63,316	Pharmaron Beijing Co., Ltd. Class H*(2)	405,844
89,600	PPD, Inc.*	1,595,776
19,314	PRA Health Sciences, Inc.*	1,603,835
50,800	QIAGEN N.V.*	2,051,159
6,500	Repligen Corp.*	627,510
4,160	Tecan Group AG	1,245,939
22,176	Thermo Fisher Scientific, Inc.	6,289,114
63,902	WuXi AppTec Co., Ltd. Class H(2)	776,785

		19,130,971

	Managed Health Care - 8.8%
18,669	Anthem, Inc.	4,238,610
35,781	Centene Corp.*	2,125,749
8,960	Humana, Inc.	2,813,619
6,067	Molina Healthcare, Inc.*	847,621
71,300	Notre Dame Intermedica Participacoes S.A.	616,933
21,135	UnitedHealth Group, Inc.	5,270,646

		15,913,178

	Pharmaceuticals - 26.1%
76,907	Amneal Pharmaceuticals, Inc.*	267,636
109,069	AstraZeneca plc ADR	4,871,022
136,425	Bristol-Myers Squibb Co.	7,604,330
11,895	Chugai Pharmaceutical Co., Ltd.	1,376,201
28,345	Daiichi Sankyo Co., Ltd.	1,946,639
33,609	Eisai Co., Ltd.	2,458,411
50,934	Elanco Animal Health, Inc.*	1,140,412
53,617	Eli Lilly & Co.	7,437,750
7,144	Hikma Pharmaceuticals plc	179,646
15,824	Hutchison China MediTech Ltd. ADR*	282,458
18,123	Laboratorios Farmaceuticos Rovi S.A.	444,984
128,589	MediWound Ltd.*	201,885
86,317	Mylan N.V.*	1,286,986
22,833	MyoKardia, Inc.*	1,070,411
13,158	Novartis AG	1,085,519
39,106	Odonate Therapeutics, Inc.*	1,079,717
41,176	Ono Pharmaceutical Co., Ltd.	946,242
287,124	Pfizer, Inc.	9,371,727
38,887	Revance Therapeutics, Inc.*	575,528
18,752	Satsuma Pharmaceuticals, Inc.*	403,543
10,819	Takeda Pharmaceutical Co., Ltd.	329,418
27,864	Theravance Biopharma, Inc.*	643,937
34,904	Tricida, Inc.*	767,888
16,207	UCB S.A.	1,386,705

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

30,731	WaVe Life Sciences Ltd.*(1)		$287,949

			47,446,944

	Total Common Stocks (cost $152,596,436)		$172,869,762

Rights - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,725	Clementia Pharmaceuticals, Inc.*(3)(4)		14,246

	Total Rights (cost $15,829)		$14,246

	Total Long-Term Investments (cost $152,612,265)		$172,884,008

Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 3.5%
6,328,883	Fidelity Institutional Government Fund, Institutional Class, 0.27%(5)		6,328,883

	Securities Lending Collateral - 1.6%
147,347	Citibank NA DDCA, 0.08%, 4/1/2020(5)		147,348
1,579,395	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(5)		1,579,395
313,693	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(5)		313,693
901,551	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(5)		901,551

			2,941,987

	Total Short-Term Investments (cost $9,270,870)		$9,270,870

	Total Investments (cost $161,883,135)	100.3%	$182,154,878
	Other Assets and Liabilities	(0.3)%	(630,561)

	Total Net Assets	100.0%	$181,524,317

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $2,250,449, representing 1.2% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of this security was $14,246, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$39,843,433	$36,318,832	$3,524,601	$—
Health Care Equipment	40,927,740	38,671,670	2,256,070	—
Health Care Facilities	4,975,856	4,975,856	—	—
Health Care Services	1,985,831	1,985,831	—	—
Health Care Supplies	1,015,382	—	1,015,382	—
Health Care Technology	1,630,427	1,630,427	—	—
Life Sciences Tools & Services	19,130,971	16,702,403	2,428,568	—
Managed Health Care	15,913,178	15,913,178	—	—
Pharmaceuticals	47,446,944	37,293,179	10,153,765	—
Rights	14,246	—	—	14,246
Short-Term Investments	9,270,870	9,270,870	—	—

Total	$182,154,878	$162,762,246	$19,378,386	$14,246

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford High Yield HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.5%
	Consumer Services - 0.2%
58,800	Caesars Entertainment Corp.*	$397,488

	Diversified Financials - 0.1%
16,000	OneMain Holdings, Inc.	305,919

	Energy - 0.2%
206,275,142	KCA Deutag*(1)(2)(3)	392,129

	Total Common Stocks (cost $4,146,613)	$1,095,536

Corporate Bonds - 87.4%
	Advertising - 0.2%
$ 325,000	Lamar Media Corp. 3.75%, 02/15/2028(4)	304,649

	Aerospace/Defense - 2.1%
	DAE Funding LLC
370,000	4.50%, 08/01/2022(4)	343,175
760,000	5.00%, 08/01/2024(4)	687,800
	TransDigm, Inc.
1,265,000	5.50%, 11/15/2027(4)	1,135,338
2,205,000	6.25%, 03/15/2026(4)	2,196,731

		4,363,044

	Airlines - 1.0%
	Bombardier, Inc.
2,025,000	6.13%, 01/15/2023(4)	1,427,625
1,095,000	7.88%, 04/15/2027(4)	730,748

		2,158,373

	Auto Parts & Equipment - 0.7%
	Adient Global Holdings Ltd.
EUR 950,000	3.50%, 08/15/2024(5)	681,040
$ 400,000	4.88%, 08/15/2026(4)	273,940
625,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.50%, 05/15/2027(4)	545,250

		1,500,230

	Chemicals - 0.5%
	CF Industries, Inc.
140,000	4.95%, 06/01/2043	132,958
767,000	5.15%, 03/15/2034	778,697
220,000	5.38%, 03/15/2044	209,556

		1,121,211

	Coal - 0.0%
1,520,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(4)(6)	1,900

	Commercial Banks - 1.5%
EUR 1,400,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(5)(7)(8)	1,121,296
$ 2,135,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(5)(7)(8)	1,966,869

		3,088,165

	Commercial Services - 2.9%
	APX Group, Inc.
1,415,000	7.63%, 09/01/2023	1,093,102
647,000	7.88%, 12/01/2022	608,399
1,190,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(4)	1,025,780
614,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(4)	482,113

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 75,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(4)	$71,250
1,240,000	Herc Holdings, Inc. 5.50%, 07/15/2027(4)	1,153,200
	Service Corp. International
385,000	4.63%, 12/15/2027	385,000
270,000	5.13%, 06/01/2029	275,400
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	422,400
555,000	5.88%, 09/15/2026	562,104

		6,078,748

	Construction Materials - 1.1%
230,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(4)	207,000
615,000	Norbord, Inc. 5.75%, 07/15/2027(4)	561,443
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	1,548,825

		2,317,268

	Distribution/Wholesale - 1.1%
853,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(4)	776,230
735,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(4)(9)	672,525
465,000	IAA, Inc. 5.50%, 06/15/2027(4)	449,887
395,000	Performance Food Group, Inc. 5.50%, 10/15/2027(4)	366,363

		2,265,005

	Diversified Financial Services - 3.7%
	Credit Acceptance Corp.
685,000	5.13%, 12/31/2024(4)	623,350
655,000	6.63%, 03/15/2026	622,054
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	520,800
935,000	goeasy Ltd. 5.38%, 12/01/2024(4)	871,607
740,000	Navient Corp. 6.50%, 06/15/2022	724,460
	Springleaf Finance Corp.
300,000	6.13%, 03/15/2024	295,518
410,000	6.88%, 03/15/2025	412,919
675,000	7.75%, 10/01/2021	678,375
1,000,000	8.25%, 12/15/2020	1,000,000
2,040,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(4)	1,866,722

		7,615,805

	Electric - 0.6%
555,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(4)	514,763
700,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(4)	682,500

		1,197,263

	Entertainment - 2.7%
1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(4)	830,530
	Eldorado Resorts, Inc.
1,350,000	6.00%, 04/01/2025	1,215,000
195,000	6.00%, 09/15/2026	175,988
458,000	Golden Entertainment, Inc. 7.63%, 04/15/2026(4)	302,280
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(4)	1,394,337

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(4)	$1,372,400
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(4)	322,563

		5,613,098

	Environmental Control - 1.1%
745,000	Stericycle, Inc. 5.38%, 07/15/2024(4)	737,550
2,107,000	Tervita Corp. 7.63%, 12/01/2021(4)	1,474,900

		2,212,450

	Food - 2.9%
535,000	B&G Foods, Inc. 5.25%, 09/15/2027	521,625
610,000	Kraft Heinz Foods Co. 3.75%, 04/01/2030(4)	579,802
	Post Holdings, Inc.
270,000	4.63%, 04/15/2030(4)	258,525
1,705,000	5.00%, 08/15/2026(4)	1,754,701
1,151,000	5.63%, 01/15/2028(4)	1,168,265
660,000	5.75%, 03/01/2027(4)	676,308
1,115,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,103,850

		6,063,076

	Food Service - 0.4%
	Aramark Services, Inc.
305,000	5.00%, 04/01/2025(4)	288,713
670,000	5.00%, 02/01/2028(4)	623,515

		912,228

	Gas - 0.9%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
307,000	5.50%, 05/20/2025	282,440
364,000	5.75%, 05/20/2027	338,566
1,219,000	5.88%, 08/20/2026	1,167,558

		1,788,564

	Healthcare-Products - 1.6%
2,380,000	Avantor, Inc. 6.00%, 10/01/2024(4)	2,493,526
750,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(4)	738,750

		3,232,276

	Healthcare-Services - 4.7%
195,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(4)	189,150
	Centene Corp.
655,000	3.38%, 02/15/2030(4)	609,150
340,000	4.25%, 12/15/2027(4)	333,200
360,000	4.63%, 12/15/2029(4)	361,800
	CHS/Community Health Systems, Inc.
1,465,000	6.63%, 02/15/2025(4)	1,355,125
270,000	6.88%, 02/01/2022	202,500
1,175,000	8.13%, 06/30/2024(4)	814,134
	HCA, Inc.
1,415,000	3.50%, 09/01/2030	1,283,704
670,000	5.25%, 06/15/2026	702,675
1,085,000	5.38%, 02/01/2025	1,109,412
1,430,000	5.38%, 09/01/2026	1,472,900
130,000	5.63%, 09/01/2028	136,071
105,000	5.88%, 02/01/2029	111,038
754,000	7.50%, 11/15/2095	753,774

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 270,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(4)	$235,359

		9,669,992

	Home Builders - 1.5%
200,000	Adams Homes, Inc. 7.50%, 02/15/2025(4)	191,000
875,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(4)	691,250
290,000	KB Home 4.80%, 11/15/2029	243,600
	M/I Homes, Inc.
785,000	4.95%, 02/01/2028(4)	666,269
150,000	5.63%, 08/01/2025	134,250
1,325,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(4)	1,183,112

		3,109,481

	Household Products - 0.1%
615,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	141,450

	Household Products/Wares - 0.6%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(5)	867,673
$ 465,000	Prestige Brands, Inc. 5.13%, 01/15/2028(4)	460,490

		1,328,163

	Insurance - 2.2%
	Acrisure LLC / Acrisure Finance, Inc.
1,625,000	7.00%, 11/15/2025(4)	1,397,500
724,000	8.13%, 02/15/2024(4)	705,212
650,000	10.13%, 08/01/2026(4)	604,500
	Genworth Holdings, Inc.
110,000	4.80%, 02/15/2024	95,700
770,000	4.90%, 08/15/2023	677,600
500,000	6.50%, 06/15/2034	410,000
440,000	7.20%, 02/15/2021	415,888
245,000	7.63%, 09/24/2021	232,802

		4,539,202

	Iron/Steel - 0.1%
230,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	219,990

	IT Services - 0.6%
	Presidio Holdings, Inc.
745,000	4.88%, 02/01/2027(4)	666,775
590,000	8.25%, 02/01/2028(4)	519,938

		1,186,713

	Lodging - 3.6%
	Boyd Gaming Corp.
105,000	4.75%, 12/01/2027(4)	86,625
790,000	6.00%, 08/15/2026	679,400
920,000	6.38%, 04/01/2026	795,800
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,847,925
1,587,000	Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024	1,483,845
1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(4)	1,299,224
1,280,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(4)	1,190,400

		7,383,219

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Media - 8.8%
	Altice Financing S.A.
$ 590,000	5.00%, 01/15/2028(4)	$522,150
1,725,000	7.50%, 05/15/2026(4)	1,671,352
	CCO Holdings LLC / CCO Holdings Capital Corp.
340,000	4.50%, 08/15/2030(4)	333,200
395,000	4.50%, 05/01/2032(4)	385,204
245,000	5.13%, 05/01/2023(4)	247,450
95,000	5.25%, 09/30/2022	93,338
3,200,000	5.75%, 02/15/2026(4)	3,240,480
	CSC Holdings LLC
1,195,000	5.25%, 06/01/2024	1,197,976
585,000	5.50%, 04/15/2027(4)	605,416
1,490,000	6.50%, 02/01/2029(4)	1,606,950
	DISH DBS Corp.
905,000	5.00%, 03/15/2023	865,904
595,000	5.88%, 07/15/2022	579,423
435,000	5.88%, 11/15/2024	423,038
945,000	6.75%, 06/01/2021	958,230
380,000	7.75%, 07/01/2026	390,450
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(4)	1,226,762
380,000	5.88%, 07/15/2026(4)	365,864
645,000	iHeartCommunications, Inc. 5.25%, 08/15/2027(4)	564,375
520,000	Sirius XM Radio, Inc. 4.63%, 07/15/2024(4)	527,764
817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(4)	798,617
1,644,000	Ziggo B.V. 5.50%, 01/15/2027(4)	1,644,000

		18,247,943

	Metal Fabricate/Hardware - 0.7%
215,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(4)	191,350
	Novelis Corp.
745,000	4.75%, 01/30/2030(4)	663,050
605,000	5.88%, 09/30/2026(4)	593,726

		1,448,126

	Mining - 0.2%
520,000	Constellium SE 5.88%, 02/15/2026(4)	452,400

	Office/Business Equipment - 1.0%
	Xerox Corp.
1,600,000	4.13%, 03/15/2023	1,590,400
65,000	4.80%, 03/01/2035	52,650
525,000	6.75%, 12/15/2039	498,425

		2,141,475

	Oil & Gas - 4.0%
725,000	Centennial Resource Production LLC 5.38%, 01/15/2026(4)	174,000
2,156,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(4)	366,520
1,225,000	Energen Corp. 4.63%, 09/01/2021	1,182,745
1,205,000	EQT Corp. 3.90%, 10/01/2027	831,089
1,355,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,013,269
1,120,000	Matador Resources Co. 5.88%, 09/15/2026	328,160
750,000	Noble Holding International Ltd. 7.88%, 02/01/2026(4)	180,000
	QEP Resources, Inc.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,895,000	5.25%, 05/01/2023	$701,150
205,000	5.38%, 10/01/2022	96,350
150,000	5.63%, 03/01/2026	54,750
	SM Energy Co.
1,340,000	5.00%, 01/15/2024	442,200
275,000	5.63%, 06/01/2025	74,940
240,000	6.13%, 11/15/2022	101,551
420,000	6.63%, 01/15/2027	122,247
945,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	812,700
2,570,000	Transocean, Inc. 6.80%, 03/15/2038	591,100
1,275,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(4)	280,500
	WPX Energy, Inc.
1,225,000	5.25%, 09/15/2024	747,250
295,000	8.25%, 08/01/2023	216,825

		8,317,346

	Packaging & Containers - 5.1%
1,450,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(4)(9)	1,245,405
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
495,000	4.13%, 08/15/2026(4)	492,525
1,440,000	5.25%, 08/15/2027(4)	1,476,000
340,000	6.00%, 02/15/2025(4)	340,952
	Berry Global, Inc.
305,000	5.63%, 07/15/2027(4)	315,102
633,000	6.00%, 10/15/2022	625,485
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,040,070
	Flex Acquisition Co., Inc.
1,875,000	6.88%, 01/15/2025(4)	1,753,125
575,000	7.88%, 07/15/2026(4)	529,612
535,000	OI European Group B.V. 4.00%, 03/15/2023(4)	508,250
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
925,000	5.13%, 07/15/2023(4)	915,750
600,000	7.00%, 07/15/2024(4)	609,750
EUR 515,000	Silgan Holdings, Inc. 2.25%, 06/01/2028(4)	503,242
$ 200,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(4)	199,000

		10,554,268

	Pharmaceuticals - 3.8%
	Bausch Health Cos., Inc.
1,340,000	5.00%, 01/30/2028(4)	1,268,578
518,000	5.50%, 03/01/2023(4)	507,640
214,000	5.88%, 05/15/2023(4)	212,930
700,000	6.13%, 04/15/2025(4)	689,500
1,225,000	7.00%, 01/15/2028(4)	1,257,340
280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(4)	271,600
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
725,000	6.00%, 07/15/2023(4)	525,175
2,135,000	6.00%, 02/01/2025(4)	1,451,800
	Teva Pharmaceutical Finance Netherlands B.V.
860,000	3.15%, 10/01/2026	724,421
900,000	6.75%, 03/01/2028	857,250

		7,766,234

	Pipelines - 3.6%
1,260,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(4)	806,400
430,000	Buckeye Partners L.P. 4.13%, 03/01/2025(4)	362,490

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 435,000	4.50%, 03/01/2028(4)	$356,700
1,034,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	918,304
530,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(4)	461,100
1,660,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,133,448
230,000	Energy Transfer Operating L.P. 4.25%, 03/15/2023	208,265
620,000	EQT Midstream Partners L.P. 6.50%, 07/15/2048	340,814
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
765,000	4.75%, 10/01/2023(4)	481,950
870,000	6.00%, 03/01/2027(4)	461,100
2,280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	1,943,700

		7,474,271

	Real Estate Investment Trusts - 1.3%
1,735,000	Iron Mountain, Inc. 4.88%, 09/15/2029(4)	1,629,824
	VICI Properties L.P. / VICI Note Co., Inc.
125,000	3.50%, 02/15/2025(4)	116,563
85,000	3.75%, 02/15/2027(4)	80,113
545,000	4.25%, 12/01/2026(4)	500,037
455,000	4.63%, 12/01/2029(4)	415,133

		2,741,670

	Retail - 3.7%
	1011778 BC ULC / New Red Finance, Inc.
90,000	3.88%, 01/15/2028(4)	85,500
450,000	4.38%, 01/15/2028(4)	415,755
2,885,000	5.00%, 10/15/2025(4)	2,755,146
	Asbury Automotive Group, Inc.
67,000	4.50%, 03/01/2028(4)	56,950
69,000	4.75%, 03/01/2030(4)	58,650
1,157,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 06/15/2023	989,235
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
620,000	4.75%, 06/01/2027(4)	582,800
750,000	5.25%, 06/01/2026(4)	748,950
620,000	Lithia Motors, Inc. 4.63%, 12/15/2027(4)	558,062
590,000	Party City Holdings, Inc. 6.63%, 08/01/2026(4)	59,000
415,000	PetSmart, Inc. 5.88%, 06/01/2025(4)	408,775
590,000	United Rentals North America, Inc. 4.88%, 01/15/2028	572,300
300,000	Yum! Brands, Inc. 4.75%, 01/15/2030(4)	282,000

		7,573,123

	Semiconductors - 2.9%
1,345,000	Entegris, Inc. 4.63%, 02/10/2026(4)	1,277,750
	Micron Technology, Inc.
185,000	4.64%, 02/06/2024	187,914
910,000	4.98%, 02/06/2026	953,753
	Qorvo, Inc.
795,000	4.38%, 10/15/2029(4)	739,350
1,400,000	5.50%, 07/15/2026	1,463,350
1,221,000	Sensata Technologies B.V. 5.00%, 10/01/2025(4)	1,156,897

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 235,000	5.63%, 11/01/2024(4)	$229,125

		6,008,139

	Software - 4.7%
595,000	CDK Global, Inc. 5.25%, 05/15/2029(4)	606,900
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(4)	901,600
1,525,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,498,312
	IQVIA, Inc.
EUR 390,000	2.25%, 01/15/2028(4)	392,150
$ 680,000	5.00%, 05/15/2027(4)	695,300
1,460,000	MSCI, Inc. 4.00%, 11/15/2029(4)	1,450,335
800,000	Open Text Corp. 3.88%, 02/15/2028(4)	752,000
685,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(4)	644,071
	PTC, Inc.
160,000	3.63%, 02/15/2025(4)	149,600
175,000	4.00%, 02/15/2028(4)	168,053
500,000	Splunk, Inc. 1.13%, 09/15/2025	552,500
1,370,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(4)	1,427,828
548,000	Western Digital Corp. 4.75%, 02/15/2026	556,220

		9,794,869

	Telecommunications - 7.9%
EUR 645,000	Altice France Holding S.A. 8.00%, 05/15/2027	794,243
	Altice France S.A.
$ 215,000	5.50%, 01/15/2028(4)	201,305
2,370,000	7.38%, 05/01/2026(4)	2,352,580
1,040,000	8.13%, 02/01/2027(4)	1,084,200
	CenturyLink, Inc.
1,665,000	4.00%, 02/15/2027(4)	1,615,050
466,000	7.50%, 04/01/2024	510,270
855,000	Embarq Corp. 8.00%, 06/01/2036	846,450
	Frontier Communications Corp.
940,000	6.88%, 01/15/2025	235,000
1,275,000	8.50%, 04/01/2026(4)	1,169,812
570,000	10.50%, 09/15/2022	148,200
1,155,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(4)	727,304
550,000	Sprint Capital Corp. 8.75%, 03/15/2032	727,375
	Sprint Corp.
2,495,000	7.25%, 09/15/2021	2,571,596
10,000	7.63%, 02/15/2025	11,050
1,899,000	7.88%, 09/15/2023	2,084,304
480,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	496,800
725,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(4)	728,669

		16,304,208

	Toys/Games/Hobbies - 0.8%
	Mattel, Inc.
420,000	5.88%, 12/15/2027(4)	431,676
1,250,000	6.75%, 12/31/2025(4)	1,271,125

		1,702,801

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Trucking & Leasing - 0.5%
	Avolon Holdings Funding Ltd.
$ 335,000	3.95%, 07/01/2024(4)	$270,065
945,000	5.25%, 05/15/2024(4)	804,769

		1,074,834

	Total Corporate Bonds (cost $206,897,276)	$181,013,270

Senior Floating Rate Interests - 3.9%(10)
	Auto Parts & Equipment - 0.3%
786,050	Panther BF Aggregator L.P. 4.44%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	715,305

	Commercial Services - 1.2%
756,525	Blackhawk Network Holdings, Inc. 3.99%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	610,622
2,125,000	Dun & Bradstreet Corp. 4.96%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	1,904,531

		2,515,153

	Electronics - 0.4%
915,000	Pitney Bowes, Inc. 6.49%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	777,750

	Food Service - 0.2%
	Froneri International Ltd.
405,000	3.24%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	383,738
100,000	6.74%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	90,000

		473,738

	Household Products - 0.2%
469,200	Diamond (BC) B.V. 4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	347,208

	Insurance - 0.9%
1,255,032	Asurion LLC 3.99%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,186,005
776,175	Hub International Ltd. 4.54%, 04/25/2025, 2 mo. USD LIBOR + 2.750%	721,066

		1,907,071

	Leisure Time - 0.5%
1,251,050	Golden Entertainment, Inc. 3.96%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	938,287

	Media - 0.2%
633,359	AVSC Holding Corp. 4.89%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	395,850

	Total Senior Floating Rate Interests (cost $9,401,266)	$8,070,362

Convertible Bonds - 1.8%
	Engineering & Construction - 0.3%
EUR 400,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(5)	602,546

	Healthcare-Products - 0.2%
$ 454,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(4)	401,146

	Media - 0.4%
985,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(4)	866,800

	Semiconductors - 0.2%
440,000	Microchip Technology, Inc. 2.25%, 02/15/2037	410,848

	Software - 0.7%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024	915,055

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 480,000	Workday, Inc. 0.25%, 10/01/2022		$531,600

			1,446,655

	Total Convertible Bonds (cost $4,417,988)		$3,727,995

Escrows - 0.8%(11)
	Media - 0.8%
1,785,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027*(4)		1,744,838

	Total Escrows (cost $1,831,458)		$1,744,838

	Total Long-Term Investments (cost $226,694,601)		$195,652,001

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
3,356,993	Fidelity Institutional Government Fund, Institutional Class, 0.27%(12)		3,356,993

	Total Short-Term Investments (cost $3,356,993)		$3,356,993

	Total Investments (cost $230,051,594)	96.0%	$199,008,994
	Other Assets and Liabilities	4.0%	8,218,992

	Total Net Assets	100.0%	$207,227,986

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $392,129 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$ 2,795,441	$ 392,129

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of this security was $392,129, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $115,755,294, representing 55.9% of net assets.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $5,239,424, representing 2.5% of net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2020.

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Current yield as of period end.

Foreign Currency Contracts Outstanding at March 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
814,000	EUR	901,406	USD	GSC	04/30/20	$—	$(2,538)
5,725,807	USD	5,322,000	EUR	MSC	04/30/20	—	(151,062)
Total						$—	$(153,600)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PIK	Payment-in-kind

Hartford High Yield HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$397,488	$397,488	$—	$—
Diversified Financials	305,919	305,919	—	—
Energy	392,129	—	—	392,129
Corporate Bonds	181,013,270	—	181,013,270	—
Senior Floating Rate Interests	8,070,362	—	8,070,362	—
Convertible Bonds	3,727,995	—	3,727,995	—
Escrows	1,744,838	—	1,744,838	—
Short-Term Investments	3,356,993	3,356,993	—	—

Total	$199,008,994	$4,060,400	$194,556,465	$392,129

Liabilities
Foreign Currency Contracts(2)	$(153,600)	$—	$(153,600)	$—

Total	$(153,600)	$—	$(153,600)	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Argentina - 0.5%
8,249	MercadoLibre, Inc.*	$4,030,296

	Brazil - 1.5%
772,315	B3 S.A. - Brasil Bolsa Balcao	5,335,946
537,712	Localiza Rent a Car S.A.	2,721,623
159,400	Lojas Renner S.A.	1,029,515
99,940	Magazine Luiza S.A.	749,920
91,500	Notre Dame Intermedica Participacoes S.A.	791,717
128,672	XP, Inc. Class A*	2,482,083

		13,110,804

	Canada - 4.3%
259,528	Alimentation Couche-Tard, Inc. Class B	6,113,375
311,370	Barrick Gold Corp.	5,721,614
208,312	Canadian National Railway Co.	16,286,911
38,227	Intact Financial Corp.	3,303,880
139,747	TC Energy Corp.(1)	6,211,309

		37,637,089

	China - 17.0%
118,799	58.com, Inc. ADR*	5,787,887
161,568	Alibaba Group Holding Ltd. ADR*	31,421,745
163,900	Autobio Diagnostics Co., Ltd. Class A	2,671,647
402,700	China International Travel Service Corp. Ltd. Class A	3,771,708
621,134	China National Accord Medicines Corp. Ltd. Class A	3,474,786
80,910,216	China Tower Corp. Ltd. Class H(2)	17,978,302
1,117,926	ENN Energy Holdings Ltd.	10,829,619
391,920	Hangzhou Tigermed Consulting Co., Ltd. Class A	3,509,350
3,695,920	Kingdee International Software Group Co., Ltd.(1)	4,861,402
73,399	Luckin Coffee, Inc. ADR*(1)	1,995,719
75,152	New Oriental Education & Technology Group, Inc. ADR*	8,134,452
42,000	Pharmaron Beijing Co., Ltd. Class H*(2)	269,213
1,220,219	Ping An Insurance Group Co., of China Ltd. Class H	11,916,970
406,600	Shanghai International Airport Co., Ltd. Class A	3,455,947
72,529	TAL Education Group ADR*	3,862,894
609,965	Tencent Holdings Ltd.	30,149,102
129,676	Trip.com Group Ltd. ADR*	3,040,902
262,275	WuXi AppTec Co., Ltd. Class H(2)	3,188,182

		150,319,827

	Denmark - 1.1%
78,422	DSV Panalpina A/S	7,130,837
23,769	Orsted A/S	2,326,929

		9,457,766

	France - 11.4%
170,109	Airbus SE	10,968,940
888,160	AXA S.A.	15,038,268
1,423,994	Engie S.A.	14,582,333
4,739	Kering S.A.	2,470,974
47,905	L’Oreal S.A.	12,398,321
8,098	LVMH Moet Hennessy Louis Vuitton SE	2,969,950
120,297	Safran S.A.	10,657,962
76,297	Schneider Electric SE	6,448,840
72,772	Total S.A.	2,741,960
156,138	Vinci S.A.	12,757,918
158,974	Worldline S.A.*(1)(2)	9,382,835

		100,418,301

	Germany - 3.7%
30,387	adidas AG	6,746,743
42,122	Allianz SE	7,173,267
747,725	Infineon Technologies AG	10,793,967
86,177	Vonovia SE	4,286,744

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

104,646	Zalando SE*(2)	$3,944,114

		32,944,835

	Hong Kong - 2.4%
1,417,651	AIA Group Ltd.	12,694,545
1,024,769	Link REIT	8,637,237

		21,331,782

	Ireland - 0.6%
197,258	Experian plc	5,482,062

	Italy - 1.5%
52,105	Ferrari N.V.(1)	8,025,986
720,915	UniCredit S.p.A.(1)	5,577,418

		13,603,404

	Japan - 15.3%
49,325	Daikin Industries Ltd.	5,954,218
81,600	Eisai Co., Ltd.	5,968,827
292,200	KDDI Corp.	8,631,174
49,502	Keyence Corp.	15,915,507
959,323	Mitsui Fudosan Co., Ltd. REIT	16,610,405
371,040	Nexon Co., Ltd.*	6,063,105
64,200	Oriental Land Co., Ltd.	8,195,577
248,115	Recruit Holdings Co., Ltd.	6,409,125
172,953	Shiseido Co., Ltd.	10,164,871
306,500	SoftBank Group Corp.	10,850,829
243,137	Sony Financial Holdings, Inc.	4,082,683
100,487	Sysmex Corp.	7,272,736
123,350	Terumo Corp.	4,226,139
357,946	Tokio Marine Holdings, Inc.	16,377,650
20,100	Tokyo Electron Ltd.	3,746,106
124,100	Unicharm Corp.	4,645,539

		135,114,491

	Netherlands - 2.4%
219,496	AerCap Holdings N.V.*	5,002,314
60,566	ASML Holding N.V.	15,966,079

		20,968,393

	Russia - 0.6%
145,504	Yandex N.V. Class A*	4,954,411

	South Korea - 1.4%
327,084	Samsung Electronics Co., Ltd.	12,717,512

	Spain - 4.8%
1,690,245	Banco Santander S.A.	4,020,788
2,950,045	CaixaBank S.A.	5,459,366
346,221	Cellnex Telecom S.A.*(2)	15,705,430
1,769,761	Iberdrola S.A.	17,310,041

		42,495,625

	Sweden - 0.9%
500,420	Sandvik AB	7,039,251
5,861	Spotify Technology S.A.*	711,760

		7,751,011

	Switzerland - 8.4%
25,395	Lonza Group AG*	10,445,567
254,634	Nestle S.A.	26,066,318
266,151	Novartis AG	21,957,133
3,580	Partners Group Holding AG	2,451,104
31,083	PSP Swiss Property AG	3,886,901
30,104	Roche Holding AG	9,685,717

		74,492,740

	Taiwan - 1.7%
267,585	MediaTek, Inc.	2,872,050

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

1,377,144	Taiwan Semiconductor Manufacturing Co., Ltd.		$12,397,479

			15,269,529

	United Kingdom - 17.0%
444,498	Anglo American plc		7,789,212
171,289	AstraZeneca plc		15,261,661
130,420	Berkeley Group Holdings plc		5,821,107
1,130,025	BP plc		4,634,169
1,111,256	Compass Group plc		17,313,483
288,038	Derwent London plc REIT		11,635,410
569,035	Diageo plc		18,043,832
115,001	Intertek Group plc		6,718,940
134,565	London Stock Exchange Group plc		12,037,621
1,771,935	National Grid plc		20,703,766
286,792	Rio Tinto plc		13,147,189
1,003,249	Segro plc REIT		9,484,089
157,881	Unilever N.V.		7,760,046

			150,350,525

	United States - 0.4%
251,049	Bausch Health Cos., Inc.*		3,891,260

	Total Common Stocks (cost $892,740,145)		$856,341,663

Exchange-Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
218,735	iShares MSCI ACWI ex U.S. ETF(1)		8,235,373

	Total Exchange-Traded Funds (cost $8,174,201)		$8,235,373

	Total Long-Term Investments (cost $900,914,346)		$864,577,036

Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 2.4%
21,765,282	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.36%(3)		21,765,282

	Securities Lending Collateral - 1.3%
570,161	Citibank NA DDCA, 0.08%, 4/1/2020(3)		570,161
6,111,477	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(3)		6,111,477
1,213,836	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(3)		1,213,836
3,488,556	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(3)		3,488,556

			11,384,030

	Total Short-Term Investments (cost $33,149,312)		$33,149,312

	Total Investments (cost $934,063,658)	101.5%	$897,726,348
	Other Assets and Liabilities	(1.5)%	(13,574,109)

	Total Net Assets	100.0%	$884,152,239

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $50,468,076, representing 5.7% of net assets.

(3)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$4,030,296	$4,030,296	$—	$—
Brazil	13,110,804	13,110,804	—	—
Canada	37,637,089	37,637,089	—	—
China	150,319,827	54,243,599	96,076,228	—
Denmark	9,457,766	—	9,457,766	—
France	100,418,301	—	100,418,301	—
Germany	32,944,835	—	32,944,835	—
Hong Kong	21,331,782	—	21,331,782	—
Ireland	5,482,062	—	5,482,062	—
Italy	13,603,404	—	13,603,404	—
Japan	135,114,491	—	135,114,491	—
Netherlands	20,968,393	5,002,314	15,966,079	—
Russia	4,954,411	4,954,411	—	—
South Korea	12,717,512	—	12,717,512	—
Spain	42,495,625	—	42,495,625	—
Sweden	7,751,011	711,760	7,039,251	—
Switzerland	74,492,740	—	74,492,740	—
Taiwan	15,269,529	—	15,269,529	—
United Kingdom	150,350,525	—	150,350,525	—
United States	3,891,260	3,891,260	—	—
Exchange-Traded Funds	8,235,373	8,235,373	—	—
Short-Term Investments	33,149,312	33,149,312	—	—

Total	$897,726,348	$164,966,218	$732,760,130	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford MidCap HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.3%
	Banks - 5.0%
202,877	Cullen/Frost Bankers, Inc.(1)	$11,318,508
32,815	First Citizens BancShares, Inc. Class A	10,923,129
206,557	First Republic Bank	16,995,510
117,160	M&T Bank Corp.	12,117,859
272,617	Prosperity Bancshares, Inc.	13,153,770
175,183	South State Corp.	10,288,497

		74,797,273

	Capital Goods - 10.1%
258,608	Axon Enterprise, Inc.*	18,301,688
522,393	Fastenal Co.	16,324,781
123,675	HEICO Corp. Class A	7,902,832
191,469	IDEX Corp.	26,443,784
828,541	Ingersoll Rand, Inc.*	20,547,817
117,956	Lennox International, Inc.	21,443,221
220,287	Lincoln Electric Holdings, Inc.	15,199,803
213,855	PACCAR, Inc.	13,072,956
83,753	Watsco, Inc.	13,235,487

		152,472,369

	Commercial & Professional Services - 4.6%
24,261	CoStar Group, Inc.*	14,246,302
624,981	GFL Environmental, Inc.	9,405,964
387,183	Healthcare Services Group, Inc.(1)	9,257,545
450,659	IAA, Inc.*	13,501,744
974,205	KAR Auction Services, Inc.	11,690,460
160,848	TransUnion	10,644,921

		68,746,936

	Consumer Durables & Apparel - 4.2%
222,231	Carter’s, Inc.	14,607,244
8,823	NVR, Inc.*	22,667,258
260,352	PVH Corp.	9,799,649
632,770	Under Armour, Inc. Class C*	5,100,126
573,076	YETI Holdings, Inc.*	11,186,443

		63,360,720

	Consumer Services - 3.5%
315,134	Choice Hotels International, Inc.	19,301,958
167,559	Hyatt Hotels Corp. Class A	8,026,076
651,418	Service Corp. International	25,476,958

		52,804,992

	Diversified Financials - 2.3%
55,274	Credit Acceptance Corp.*(1)	14,133,009
30,162	FactSet Research Systems, Inc.	7,862,630
173,259	Northern Trust Corp.	13,074,124

		35,069,763

	Energy - 0.3%
227,574	Cabot Oil & Gas Corp.	3,911,997

	Food & Staples Retailing - 0.7%
413,574	Performance Food Group Co.*	10,223,549

	Health Care Equipment & Services - 12.7%
301,284	Encompass Health Corp.	19,291,215
226,713	Hill-Rom Holdings, Inc.	22,807,328
402,134	Integra LifeSciences Holdings Corp.*	17,963,326
155,608	Masimo Corp.*	27,561,289
21,958	Molina Healthcare, Inc.*	3,067,752
360,040	NuVasive, Inc.*	18,239,626
108,719	STERIS plc	15,217,398
251,294	Tandem Diabetes Care, Inc.*	16,170,769
51,585	Teleflex, Inc.	15,107,183
188,040	Varian Medical Systems, Inc.*	19,304,186

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

101,964	Veeva Systems, Inc. Class A*	$15,944,111

		190,674,183

	Insurance - 5.0%
19,392	Alleghany Corp.	10,711,171
49,905	Erie Indemnity Co. Class A	7,397,917
331,668	Fidelity National Financial, Inc.	8,251,900
26,915	Markel Corp.*	24,974,160
15,291	White Mountains Insurance Group Ltd.	13,914,810
194,117	WR Berkley Corp.	10,127,084

		75,377,042

	Materials - 2.9%
319,204	Ball Corp.	20,639,731
136,744	Packaging Corp. of America	11,873,482
384,222	Silgan Holdings, Inc.	11,150,122

		43,663,335

	Media & Entertainment - 2.7%
14,939	Cable One, Inc.	24,559,865
428,943	Cargurus, Inc.*	8,124,181
91,262	Roku, Inc.*	7,983,600

		40,667,646

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
446,918	Aerie Pharmaceuticals, Inc.*(1)	6,033,393
112,317	Alnylam Pharmaceuticals, Inc.*	12,225,706
290,439	Apellis Pharmaceuticals, Inc.*	7,780,861
110,366	Bio-Techne Corp.	20,927,601
240,289	Ionis Pharmaceuticals, Inc.*	11,360,864
15,643	Mettler-Toledo International, Inc.*	10,801,648
235,236	PRA Health Sciences, Inc.*	19,533,997
354,737	PTC Therapeutics, Inc.*	15,824,818
109,007	Reata Pharmaceuticals, Inc. Class A*	15,734,070
137,884	Repligen Corp.*	13,311,321

		133,534,279

	Real Estate - 2.2%
331,782	Douglas Emmett, Inc. REIT	10,122,669
417,332	Equity Commonwealth REIT	13,233,598
647,756	Redfin Corp.*	9,988,397

		33,344,664

	Retailing - 2.4%
188,916	CarMax, Inc.*	10,169,348
338,880	Etsy, Inc.*	13,026,547
126,765	GrubHub, Inc.*	5,163,139
131,441	Wayfair, Inc. Class A*(1)	7,024,207

		35,383,241

	Semiconductors & Semiconductor Equipment - 4.0%
252,357	MKS Instruments, Inc.	20,554,478
144,485	Monolithic Power Systems, Inc.	24,195,458
184,873	Silicon Laboratories, Inc.*(1)	15,790,003

		60,539,939

	Software & Services - 14.8%
137,347	Akamai Technologies, Inc.*	12,565,877
39,676	Alteryx, Inc. Class A*(1)	3,775,965
137,010	Aspen Technology, Inc.*	13,025,541
367,172	Black Knight, Inc.*	21,318,006
276,179	Blackbaud, Inc.	15,341,743
75,492	EPAM Systems, Inc.*	14,015,845
58,413	Fair Isaac Corp.*	17,973,096
1,144,169	Genpact Ltd.	33,409,735
212,576	Guidewire Software, Inc.*	16,859,403
102,714	PTC, Inc.*	6,287,124
185,989	Q2 Holdings, Inc.*	10,984,510
881,996	Teradata Corp.*	18,072,098

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

77,171	VeriSign, Inc.*		$13,897,725
234,578	WEX, Inc.*		24,525,130

			222,051,798

	Technology Hardware & Equipment - 9.3%
128,608	CDW Corp.		11,995,268
196,597	Coherent, Inc.*		20,919,887
1,485,640	CommScope Holding Co., Inc.*(1)		13,534,180
153,965	F5 Networks, Inc.*		16,417,288
851,570	Flex Ltd.*		7,131,899
907,144	II-VI, Inc.*(1)		25,853,604
395,275	Lumentum Holdings, Inc.*		29,131,767
471,972	National Instruments Corp.		15,612,834

			140,596,727

	Transportation - 1.5%
50,668	AMERCO		14,721,587
228,590	Knight-Swift Transportation Holdings, Inc.		7,497,752

			22,219,339

	Utilities - 2.2%
137,872	Black Hills Corp.		8,827,944
276,042	NiSource, Inc.		6,892,769
642,232	UGI Corp.		17,128,327

			32,849,040

	Total Common Stocks (cost $1,469,767,494)		$1,492,288,832

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 1.3%
19,399,667	Fidelity Institutional Government Fund, Institutional Class, 0.27%(2)		19,399,667

	Securities Lending Collateral - 2.6%
1,968,897	Citibank NA DDCA, 0.08%, 4/1/2020(2)		1,968,897
21,104,326	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)		21,104,326
4,191,652	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)		4,191,652
12,046,781	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		12,046,781

			39,311,656

	Total Short-Term Investments (cost $58,711,323)		$58,711,323

	Total Investments (cost $1,528,478,817)	103.2%	$1,551,000,155
	Other Assets and Liabilities	(3.2)%	(47,941,019)

	Total Net Assets	100.0%	$1,503,059,136

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$74,797,273	$74,797,273	$—	$—
Capital Goods	152,472,369	152,472,369	—	—
Commercial & Professional Services	68,746,936	68,746,936	—	—
Consumer Durables & Apparel	63,360,720	63,360,720	—	—
Consumer Services	52,804,992	52,804,992	—	—
Diversified Financials	35,069,763	35,069,763	—	—
Energy	3,911,997	3,911,997	—	—
Food & Staples Retailing	10,223,549	10,223,549	—	—
Health Care Equipment & Services	190,674,183	190,674,183	—	—
Insurance	75,377,042	75,377,042	—	—
Materials	43,663,335	43,663,335	—	—
Media & Entertainment	40,667,646	40,667,646	—	—
Pharmaceuticals, Biotechnology & Life Sciences	133,534,279	133,534,279	—	—
Real Estate	33,344,664	33,344,664	—	—
Retailing	35,383,241	35,383,241	—	—
Semiconductors & Semiconductor Equipment	60,539,939	60,539,939	—	—
Software & Services	222,051,798	222,051,798	—	—
Technology Hardware & Equipment	140,596,727	140,596,727	—	—
Transportation	22,219,339	22,219,339	—	—
Utilities	32,849,040	32,849,040	—	—
Short-Term Investments	58,711,323	58,711,323	—	—

Total	$1,551,000,155	$1,551,000,155	$—	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford MidCap Value HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Banks - 6.7%
30,070	IBERIABANK Corp.	$1,087,331
28,518	M&T Bank Corp.	2,949,617
287,864	Sterling Bancorp	3,008,179
126,061	Synovus Financial Corp.	2,213,631
86,786	Western Alliance Bancorp	2,656,519
82,654	Zions Bancorp NA	2,211,821

		14,127,098

	Capital Goods - 9.9%
115,026	Colfax Corp.*	2,277,515
28,525	EnerSys	1,412,558
64,112	Fortune Brands Home & Security, Inc.	2,772,844
164,354	Ingersoll Rand, Inc.*	4,075,979
121,107	JELD-WEN Holding, Inc.*	1,178,371
26,934	L3Harris Technologies, Inc.	4,851,352
42,376	Moog, Inc. Class A	2,141,259
46,752	Wabtec Corp.	2,250,174

		20,960,052

	Commercial & Professional Services - 1.8%
76,011	Clean Harbors, Inc.*	3,902,405

	Consumer Durables & Apparel - 3.1%
86,116	Lennar Corp. Class A	3,289,631
138,359	Steven Madden Ltd.	3,214,080

		6,503,711

	Consumer Services - 1.4%
91,676	Wyndham Hotels & Resorts, Inc.	2,888,711

	Diversified Financials - 3.1%
345,096	SLM Corp.	2,481,240
99,418	Voya Financial, Inc.	4,031,400

		6,512,640

	Energy - 1.8%
79,269	Delek U.S. Holdings, Inc.(1)	1,249,280
74,409	Diamondback Energy, Inc.	1,949,516
77,788	Viper Energy Partners L.P.(1)	515,734

		3,714,530

	Food & Staples Retailing - 1.5%
185,409	U.S. Foods Holding Corp.*	3,283,593

	Food, Beverage & Tobacco - 1.1%
27,422	Post Holdings, Inc.*	2,275,203

	Health Care Equipment & Services - 11.5%
67,706	Acadia Healthcare Co., Inc.*	1,242,405
105,095	Centene Corp.*	6,243,694
55,755	Encompass Health Corp.	3,569,993
39,221	Hill-Rom Holdings, Inc.	3,945,633
29,336	Molina Healthcare, Inc.*	4,098,532
14,430	STERIS plc	2,019,767
31,874	Zimmer Biomet Holdings, Inc.	3,221,824

		24,341,848

	Insurance - 9.4%
50,614	Arthur J Gallagher & Co.	4,125,547
37,941	Assurant, Inc.	3,949,279
243,962	CNO Financial Group, Inc.	3,022,689
38,536	Hanover Insurance Group, Inc.	3,490,591
49,422	Kemper Corp.	3,675,514
211,808	Lancashire Holdings Ltd.	1,632,454

		19,896,074

	Materials - 9.8%
72,453	Buzzi Unicem S.p.A.	1,323,233

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

51,710	Cabot Corp.	$1,350,665
77,386	Carpenter Technology Corp.	1,509,027
58,867	Celanese Corp.	4,320,249
64,804	Crown Holdings, Inc.*	3,761,224
57,191	FMC Corp.	4,671,933
42,976	Reliance Steel & Aluminum Co.	3,764,268

		20,700,599

	Media & Entertainment - 2.2%
32,278	Electronic Arts, Inc.*	3,233,287
124,799	TEGNA, Inc.	1,355,317

		4,588,604

	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
76,616	QIAGEN N.V.*(1)	3,187,226

	Real Estate - 12.1%
18,384	Americold Realty Trust REIT	625,791
33,656	Boston Properties, Inc. REIT	3,104,093
118,847	Brixmor Property Group, Inc. REIT	1,129,046
133,005	Corporate Office Properties Trust REIT	2,943,401
82,686	First Industrial Realty Trust, Inc. REIT	2,747,656
132,960	Gaming and Leisure Properties, Inc. REIT	3,684,321
107,342	Highwoods Properties, Inc. REIT	3,802,054
38,224	Life Storage, Inc. REIT	3,614,079
164,906	Physicians Realty Trust REIT	2,298,790
93,984	STORE Capital Corp. REIT	1,702,990

		25,652,221

	Retailing - 2.0%
37,222	Dollar Tree, Inc.*	2,734,701
25,223	Expedia Group, Inc.	1,419,298

		4,153,999

	Semiconductors & Semiconductor Equipment - 3.3%
12,845	KLA Corp.	1,846,340
7,990	Lam Research Corp.	1,917,600
39,215	MKS Instruments, Inc.	3,194,062

		6,958,002

	Software & Services - 4.4%
64,561	Amdocs Ltd.	3,548,918
50,547	Leidos Holdings, Inc.	4,632,633
24,675	SS&C Technologies Holdings, Inc.	1,081,258

		9,262,809

	Technology Hardware & Equipment - 4.7%
20,150	Coherent, Inc.*	2,144,162
61,132	Lumentum Holdings, Inc.*	4,505,428
13,290	Rogers Corp.*	1,254,842
51,511	Western Digital Corp.	2,143,888

		10,048,320

	Telecommunication Services - 0.9%
70,978	Millicom International Cellular S.A.	1,972,019

	Utilities - 6.8%
97,193	Alliant Energy Corp.	4,693,450
50,737	Evergy, Inc.	2,793,072
46,469	Portland General Electric Co.	2,227,724
36,299	Sempra Energy	4,101,424
24,553	UGI Corp.	654,828

		14,470,498

	Total Common Stocks (cost $247,618,676)	$209,400,162

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 1.0%

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

2,050,302	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		$2,050,302

	Securities Lending Collateral - 1.0%
105,250	Citibank NA DDCA, 0.08%, 4/1/2020(2)		105,250
1,128,165	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)		1,128,165
224,071	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.31%(2)		224,071
643,980	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		643,980

			2,101,466

	Total Short-Term Investments (cost $4,151,768)		$4,151,768

	Total Investments (cost $251,770,444)	101.0%	$213,551,930
	Other Assets and Liabilities	(1.0)%	(2,064,770)

	Total Net Assets	100.0%	$211,487,160

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$14,127,098	$14,127,098	$—	$—
Capital Goods	20,960,052	20,960,052	—	—
Commercial & Professional Services	3,902,405	3,902,405	—	—
Consumer Durables & Apparel	6,503,711	6,503,711	—	—
Consumer Services	2,888,711	2,888,711	—	—
Diversified Financials	6,512,640	6,512,640	—	—
Energy	3,714,530	3,714,530	—	—
Food & Staples Retailing	3,283,593	3,283,593	—	—
Food, Beverage & Tobacco	2,275,203	2,275,203	—	—
Health Care Equipment & Services	24,341,848	24,341,848	—	—
Insurance	19,896,074	19,896,074	—	—
Materials	20,700,599	19,377,366	1,323,233	—
Media & Entertainment	4,588,604	4,588,604	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,187,226	3,187,226	—	—
Real Estate	25,652,221	25,652,221	—	—
Retailing	4,153,999	4,153,999	—	—
Semiconductors & Semiconductor Equipment	6,958,002	6,958,002	—	—
Software & Services	9,262,809	9,262,809	—	—
Technology Hardware & Equipment	10,048,320	10,048,320	—	—
Telecommunication Services	1,972,019	—	1,972,019	—
Utilities	14,470,498	14,470,498	—	—
Short-Term Investments	4,151,768	4,151,768	—	—

Total	$213,551,930	$210,256,678	$3,295,252	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Small Company HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Banks - 2.5%
105,250	Ameris Bancorp	$2,500,740
114,171	BancorpSouth Bank(1)	2,160,115
195,794	MGIC Investment Corp.	1,243,292
369,284	Sterling Bancorp	3,859,018
48,026	Western Alliance Bancorp	1,470,076

		11,233,241

	Capital Goods - 8.7%
194,196	Advanced Drainage Systems, Inc.	5,717,130
138,432	Argan, Inc.	4,785,594
62,954	Axon Enterprise, Inc.*	4,455,255
57,874	Curtiss-Wright Corp.	5,348,136
103,255	ITT, Inc.	4,683,647
10,674	Nordson Corp.	1,441,737
362,129	Rexnord Corp.	8,209,464
89,055	Rush Enterprises, Inc. Class A	2,842,636
27,640	Trex Co., Inc.*	2,215,070

		39,698,669

	Commercial & Professional Services - 2.4%
55,346	Brink’s Co.	2,880,759
60,543	McGrath Rent Corp.	3,171,243
134,624	TriNet Group, Inc.*	5,069,940

		11,121,942

	Consumer Durables & Apparel - 8.7%
145,555	Acushnet Holdings Corp.	3,743,675
106,768	BRP, Inc.	1,741,912
79,734	Carter’s, Inc.	5,240,916
39,041	Cavco Industries, Inc.*	5,658,603
55,862	Installed Building Products, Inc.*	2,227,218
91,880	Malibu Boats, Inc. Class A*	2,645,225
201,894	Peloton Interactive, Inc. Class A*	5,360,286
306,322	Skyline Champion Corp.*	4,803,129
175,049	Steven Madden Ltd.	4,066,388
211,327	YETI Holdings, Inc.*	4,125,103

		39,612,455

	Consumer Services - 4.5%
272,755	Chegg, Inc.*(1)	9,759,174
909,759	DraftKings, Inc.*(2)(3)(4)	3,611,106
35,478	Grand Canyon Education, Inc.*	2,706,439
8,170	Marriott Vacations Worldwide Corp.	454,089
78,076	Planet Fitness, Inc. Class A*	3,802,301

		20,333,109

	Diversified Financials - 1.9%
146,271	Ares Management Corp. Class A	4,524,162
140,749	PRA Group, Inc.*(1)	3,901,562

		8,425,724

	Food & Staples Retailing - 0.6%
114,236	Performance Food Group Co.*	2,823,914

	Food, Beverage & Tobacco - 1.5%
18,974	Boston Beer Co., Inc. Class A*(1)	6,974,083

	Health Care Equipment & Services - 15.3%
18,522	ABIOMED, Inc.*	2,688,654
55,793	Amedisys, Inc.*	10,240,247
117,836	Globus Medical, Inc. Class A*	5,011,565
54,383	Haemonetics Corp.*	5,419,810
55,939	Hill-Rom Holdings, Inc.	5,627,463
57,735	Insulet Corp.*	9,565,535
61,443	Novocure Ltd.*	4,137,572
129,564	Omnicell, Inc.*	8,496,807

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

149,452	Tandem Diabetes Care, Inc.*	$9,617,236
56,782	Teladoc Health, Inc.*(1)	8,801,778

		69,606,667

	Insurance - 0.9%
115,765	James River Group Holdings Ltd.	4,195,324

	Materials - 0.3%
38,831	Ingevity Corp.*	1,366,851

	Media & Entertainment - 0.4%
56,418	Cardlytics, Inc.*	1,972,373

	Pharmaceuticals, Biotechnology & Life Sciences - 16.7%
111,075	ACADIA Pharmaceuticals, Inc.*	4,692,919
63,382	Acceleron Pharma, Inc.*	5,696,140
408,085	Amicus Therapeutics, Inc.*	3,770,706
81,960	Apellis Pharmaceuticals, Inc.*	2,195,709
110,444	Arena Pharmaceuticals, Inc.*	4,638,648
24,876	Ascendis Pharma A/S ADR*	2,801,286
83,588	Blueprint Medicines Corp.*	4,888,226
13,883	Galapagos N.V. ADR*(1)	2,719,957
52,757	Global Blood Therapeutics, Inc.*	2,695,355
152,515	Heron Therapeutics, Inc.*(1)	1,790,526
638,005	ImmunoGen, Inc.*	2,175,597
114,558	Iovance Biotherapeutics, Inc.*	3,429,294
145,972	Karyopharm Therapeutics, Inc.*(1)	2,804,122
49,913	Kodiak Sciences, Inc.*(1)	2,380,850
51,538	Mirati Therapeutics, Inc.*	3,961,726
45,647	MyoKardia, Inc.*	2,139,931
60,600	NanoString Technologies, Inc.*	1,457,430
60,501	PRA Health Sciences, Inc.*	5,024,003
65,285	Principia Biopharma, Inc.*	3,876,623
71,193	PTC Therapeutics, Inc.*	3,175,920
58,408	RAPT Therapeutics, Inc.*	1,242,338
18,899	Reata Pharmaceuticals, Inc. Class A*	2,727,882
172,073	Revance Therapeutics, Inc.*	2,546,681
129,248	Y-mAbs Therapeutics, Inc.*	3,373,373

		76,205,242

	Real Estate - 2.1%
105,900	Essential Properties Realty Trust, Inc. REIT	1,383,054
133,840	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,731,674
100,711	NexPoint Residential Trust, Inc. REIT	2,538,924
183,268	Redfin Corp.*	2,825,993

		9,479,645

	Retailing - 3.8%
5,016,400	Allstar Co.*(2)(3)(4)	—
105,822	Etsy, Inc.*	4,067,798
61,416	Five Below, Inc.*	4,322,458
87,178	Floor & Decor Holdings, Inc. Class A*	2,797,542
98,533	Ollie’s Bargain Outlet Holdings, Inc.*(1)	4,566,019
43,094	Tory Burch LLC*(2)(3)(4)	1,654,798

		17,408,615

	Semiconductors & Semiconductor Equipment - 3.6%
163,233	Entegris, Inc.	7,307,941
11,800	MKS Instruments, Inc.	961,110
499,441	Tower Semiconductor Ltd.*	7,951,101

		16,220,152

	Software & Services - 16.4%
7,100	Alteryx, Inc. Class A*	675,707
20,600	Avalara, Inc.*	1,536,760
97,661	Endava plc ADR*	3,433,761
20,094	EPAM Systems, Inc.*	3,730,652
55,143	Everbridge, Inc.*(1)	5,865,009
14,943	Fair Isaac Corp.*	4,597,812
91,811	Five9, Inc.*	7,019,869

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2019 (Unaudited)

57,997	Guidewire Software, Inc.*	$4,599,742
40,663	HubSpot, Inc.*	5,415,905
62,586	j2 Global, Inc.	4,684,562
162,607	LiveRamp Holdings, Inc.*	5,353,022
165,054	Mimecast Ltd.*	5,826,406
142,209	PagerDuty, Inc.*(1)	2,457,372
14,000	Paylocity Holding Corp.*	1,236,480
51,698	Proofpoint, Inc.*	5,303,698
178,495	Rapid7, Inc.*	7,734,188
69,936	Science Applications International Corp.	5,219,324

		74,690,269

	Technology Hardware & Equipment - 2.4%
72,189	Lumentum Holdings, Inc.*	5,320,330
68,731	Novanta, Inc.*	5,490,232

		10,810,562

	Telecommunication Services - 1.0%
69,187	Bandwidth, Inc. Class A*	4,655,593

	Transportation - 0.8%
52,454	Saia, Inc.*	3,857,468

	Total Common Stocks (cost $457,322,573)	$430,691,898

Convertible Preferred Stocks - 1.4%
	Retailing - 0.7%
74,004	Honest Co., Inc. Series E*(2)(3)(4)	2,928,338

	Software & Services - 0.7%
410,300	MarkLogic Corp. Series F*(2)(3)(4)	3,175,722

	Total Convertible Preferred Stocks (cost $8,151,359)	$6,104,060

Escrows - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(2)(3)(4)	85,420

	Total Escrows (cost $—)	$85,420

	Total Long-Term Investments (cost $465,473,932)	$436,881,378

Short-Term Investments - 8.7%
	Other Investment Pools & Funds - 4.3%
19,859,934	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.36%(6)	19,859,934

	Securities Lending Collateral - 4.4%
998,306	Citibank NA DDCA, 0.08%, 4/1/2020(6)	998,306
10,700,704	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(6)	10,700,704
2,125,329	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(6)	2,125,329
6,108,180	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(6)	6,108,180

		19,932,519

	Total Short-Term Investments (cost $39,792,453)	$39,792,453

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Total Investments (cost $505,266,385)	104.6%	$476,673,831
Other Assets and Liabilities	(4.6)%	(21,022,724)

Total Net Assets	100.0%	$455,651,107

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,455,384 or 2.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$—
07/2015	DraftKings, Inc.	909,759	3,430,143	3,611,106
08/2015	Honest Co., Inc. Series E Convertible Preferred	74,004	3,386,053	2,928,338
04/2015	MarkLogic Corp. Series F Convertible Preferred	410,300	4,765,306	3,175,722
11/2013	Tory Burch LLC	43,094	3,377,559	1,654,798
04/2017	Veracode, Inc.	157,023	—	85,420

			$17,141,290	$11,455,384

(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of these securities was $11,455,384, which represented 2.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$11,233,241	$11,233,241	$—	$—
Capital Goods	39,698,669	39,698,669	—	—
Commercial & Professional Services	11,121,942	11,121,942	—	—
Consumer Durables & Apparel	39,612,455	39,612,455	—	—
Consumer Services	20,333,109	16,722,003	—	3,611,106
Diversified Financials	8,425,724	8,425,724	—	—
Food & Staples Retailing	2,823,914	2,823,914	—	—
Food, Beverage & Tobacco	6,974,083	6,974,083	—	—
Health Care Equipment & Services	69,606,667	69,606,667	—	—
Insurance	4,195,324	4,195,324	—	—
Materials	1,366,851	1,366,851	—	—
Media & Entertainment	1,972,373	1,972,373	—	—
Pharmaceuticals, Biotechnology & Life Sciences	76,205,242	76,205,242	—	—
Real Estate	9,479,645	9,479,645	—	—
Retailing	17,408,615	15,753,817	—	1,654,798
Semiconductors & Semiconductor Equipment	16,220,152	16,220,152	—	—
Software & Services	74,690,269	74,690,269	—	—
Technology Hardware & Equipment	10,810,562	10,810,562	—	—
Telecommunication Services	4,655,593	4,655,593	—	—
Transportation	3,857,468	3,857,468	—	—
Convertible Preferred Stocks	6,104,060	—	—	6,104,060
Escrows	85,420	—	—	85,420
Short-Term Investments	39,792,453	39,792,453	—	—

Total	$476,673,831	$465,218,447	$—	$11,455,384

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended March 31, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$7,916,558	$6,811,247	$85,420	$14,813,225

Purchases	—	—	—	—

Sales	—	—	—	—

Accrued discounts/(premiums)	—	—	—	—

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/depreciation	(2,650,654)	(707,187)	—	(3,357,841)
Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Ending balance	$5,265,904	$6,104,060	$85,420	$11,455,384

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at March 31, 2020 was $(3,357,841).

Hartford Stock HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Banks - 1.8%
219,252	PNC Financial Services Group, Inc.	$20,986,802

	Capital Goods - 12.6%
116,880	3M Co.	15,955,289
135,258	Deere & Co.	18,687,245
221,945	General Dynamics Corp.	29,365,543
166,217	Honeywell International, Inc.	22,238,172
70,128	Lockheed Martin Corp.	23,769,886
72,258	Northrop Grumman Corp.	21,861,658
201,096	Raytheon Technologies Corp.	18,969,386

		150,847,179

	Consumer Durables & Apparel - 4.1%
443,549	NIKE, Inc. Class B	36,699,244
225,347	VF Corp.	12,186,766

		48,886,010

	Consumer Services - 3.6%
262,239	McDonald’s Corp.	43,361,219

	Diversified Financials - 4.6%
402,902	American Express Co.	34,492,440
46,415	BlackRock, Inc.	20,421,208

		54,913,648

	Food & Staples Retailing - 1.6%
67,973	Costco Wholesale Corp.	19,381,142

	Food, Beverage & Tobacco - 8.3%
943,308	Coca-Cola Co.	41,741,379
831,848	Diageo plc	26,377,508
258,119	PepsiCo., Inc.	31,000,092

		99,118,979

	Health Care Equipment & Services - 11.8%
332,060	Baxter International, Inc.	26,959,951
192,216	Danaher Corp.	26,604,617
460,012	Medtronic plc	41,483,882
187,181	UnitedHealth Group, Inc.	46,679,198

		141,727,648

	Household & Personal Products - 5.8%
550,434	Colgate-Palmolive Co.	36,526,800
293,288	Procter & Gamble Co.	32,261,680

		68,788,480

	Insurance - 4.9%
274,064	Chubb Ltd.	30,610,208
318,331	Marsh & McLennan Cos., Inc.	27,522,898

		58,133,106

	Materials - 4.4%
158,329	Ecolab, Inc.	24,672,408
162,382	Linde plc	28,092,086

		52,764,494

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
102,089	Amgen, Inc.	20,696,503
327,899	Johnson & Johnson	42,997,396
454,710	Merck & Co., Inc.	34,985,387

		98,679,286

	Real Estate - 4.4%
118,255	American Tower Corp. REIT	25,750,026
136,188	Public Storage REIT	27,048,299

		52,798,325

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Retailing - 5.0%
9,440,100	Allstar Co.*(1)(2)(3)		$—
123,018	Home Depot, Inc.		22,968,691
771,365	TJX Cos., Inc.		36,878,960

			59,847,651

	Software & Services - 8.7%
140,484	Accenture plc Class A		22,935,418
124,918	Automatic Data Processing, Inc.		17,073,792
243,357	Microsoft Corp.		38,379,833
160,537	Visa, Inc. Class A		25,865,721

			104,254,764

	Transportation - 7.2%
362,311	Canadian National Railway Co.		28,327,350
235,240	Union Pacific Corp.		33,178,249
258,821	United Parcel Service, Inc. Class B		24,179,058

			85,684,657

	Total Common Stocks (cost $937,230,850)		$1,160,173,390

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.2%
38,164,442	Fidelity Institutional Government Fund, Institutional Class, 0.27%(4)		38,164,442

	Total Short-Term Investments (cost $38,164,442)		$38,164,442

	Total Investments (cost $975,395,292)	100.2%	$1,198,337,832
	Other Assets and Liabilities	(0.2)%	(2,554,737)

	Total Net Assets	100.0%	$1,195,783,095

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$ 4,106,619	$ —
(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$20,986,802	$20,986,802	$—	$—
Capital Goods	150,847,179	150,847,179	—	—
Consumer Durables & Apparel	48,886,010	48,886,010	—	—
Consumer Services	43,361,219	43,361,219	—	—
Diversified Financials	54,913,648	54,913,648	—	—
Food & Staples Retailing	19,381,142	19,381,142	—	—
Food, Beverage & Tobacco	99,118,979	72,741,471	26,377,508	—
Health Care Equipment & Services	141,727,648	141,727,648	—	—
Household & Personal Products	68,788,480	68,788,480	—	—
Insurance	58,133,106	58,133,106	—	—
Materials	52,764,494	52,764,494	—	—
Pharmaceuticals, Biotechnology & Life Sciences	98,679,286	98,679,286	—	—
Real Estate	52,798,325	52,798,325	—	—
Retailing	59,847,651	59,847,651	—	—
Software & Services	104,254,764	104,254,764	—	—
Transportation	85,684,657	85,684,657	—	—
Short-Term Investments	38,164,442	38,164,442	—	—

Total	$1,198,337,832	$1,171,960,324	$26,377,508	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 25.5%
	Asset-Backed - Automobile - 0.9%
$ 2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,237,233
140,905	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	140,455
1,372,976	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	1,365,550
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,899,331
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,359,570
1,390,000	2.73%, 12/15/2025(1)	1,126,781
	Westlake Automobile Receivables Trust
3,365,000	2.72%, 11/15/2024(1)	3,111,627
4,810,000	3.28%, 12/15/2022(1)	4,791,384

		19,031,931

	Asset-Backed - Finance & Insurance - 4.9%
955,019	AASET Trust 3.35%, 01/16/2040(1)	680,686
3,280,489	Avery Point CLO Ltd. 2.89%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	3,241,750
660,511	Babson CLO Ltd. 2.97%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	655,728
4,769,441	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	4,750,804
	Bayview Opportunity Master Fund Trust
2,131,435	3.50%, 01/28/2055(1)(3)	2,113,887
2,518,178	3.50%, 06/28/2057(1)(3)	2,462,273
3,266,726	3.50%, 01/28/2058(1)(3)	3,205,859
1,942,757	4.00%, 11/28/2053(1)(3)	1,939,304
3,905,672	4.00%, 10/28/2064(1)(3)	3,902,385
1,015,505	Bellemeade Re Ltd. 2.05%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	1,010,521
528,292	Cal Funding Ltd. 3.47%, 10/25/2027(1)	522,762
6,345,670	Carlyle Global Market Strategies CLO Ltd. 2.57%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	6,138,414
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,218,382
3,225,875	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,114,647
1,517,707	Eagle RE Ltd. 2.65%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,510,570
1,149,366	Fieldstone Mortgage Investment Trust 1.22%, 05/25/2036, 1 mo. USD LIBOR + 0.270%(2)	804,311
3,267,261	First Franklin Mortgage Loan Trust 1.19%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,354,644
3,207,306	GSAMP Trust 1.04%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,802,840
3,470,410	Madison Park Funding Ltd. 3.08%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	3,434,620
3,753,223	MFA Trust 3.35%, 11/25/2047(1)(4)	3,822,362
	NRZ Excess Spread-Collateralized Notes
3,235,325	3.19%, 01/25/2023(1)	3,225,973
2,034,720	3.27%, 02/25/2023(1)	2,025,519
3,759,349	OCP CLO Ltd. 2.69%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	3,694,057
4,783,182	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	4,699,976
2,858,943	Pretium Mortgage Credit Partners LLC 3.72%, 01/25/2059(1)(4)	2,461,594

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,105,459	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	$1,193,837
422,820	Securitized Asset-Backed Receivables LLC Trust 1.04%, 07/25/2036, 1 mo. USD LIBOR + 0.090%(2)	174,569
	SoFi Consumer Loan Program LLC
552,267	2.50%, 05/26/2026(1)	526,148
274,909	2.77%, 05/25/2026(1)	272,518
300,739	3.05%, 12/26/2025(1)	297,837
257,750	3.09%, 10/27/2025(1)	252,988
353,507	3.28%, 01/26/2026(1)	347,141
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030(1)	7,789,344
504,856	2.90%, 11/15/2029(1)	500,576
8,072,084	Symphony CLO Ltd. 2.79%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	7,857,044
7,550,000	Voya CLO Ltd. 2.72%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,304,315
2,033,200	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	1,840,595
1,791,900	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,722,966

		97,873,746

	Asset-Backed - Home Equity - 1.1%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,724,192
	GSAA Home Equity Trust
5,423,082	1.03%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,095,399
2,379,122	1.13%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	861,226
594,770	5.99%, 06/25/2036(3)	229,408
	Legacy Mortgage Asset Trust
3,577,460	3.00%, 06/25/2059(1)(4)	3,151,768
4,422,200	3.25%, 11/25/2059(1)(4)	4,463,308
6,861,066	4.00%, 03/25/2058(1)(4)	6,611,398
83,526	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1.10%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	67,264
1,382,167	Morgan Stanley Mortgage Loan Trust 1.12%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	498,716
	Soundview Home Loan Trust
2,538,525	1.13%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,146,477
435,000	1.20%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	346,396

		23,195,552

	Commercial Mortgage - Backed Securities - 6.3%
	Banc of America Commercial Mortgage Trust
39,723,899	0.74%, 11/15/2050(3)(5)	1,778,995
4,671,293	0.81%, 11/15/2054(3)(5)	208,919
	BBCMS Mortgage Trust
28,585,123	1.50%, 02/15/2050(3)(5)	2,144,736
8,553,000	1.56%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,008,029
	Benchmark Mortgage Trust
11,948,327	0.52%, 01/15/2051(3)(5)	372,033
20,225,285	0.54%, 07/15/2051(3)(5)	631,175
8,975,442	1.07%, 08/15/2052(3)(5)	601,299
5,068,400	BX Commercial Mortgage Trust 1.63%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,820,984
2,920,000	CAMB Commercial Mortgage Trust 3.26%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,566,836
3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	3,886,675
	Citigroup Commercial Mortgage Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 20,060,786	0.95%, 07/10/2047(3)(5)	$645,965
22,436,618	1.08%, 04/10/2048(3)(5)	939,625
	Commercial Mortgage Trust
7,180,446	0.59%, 02/10/2047(3)(5)	141,489
3,969,267	0.66%, 08/10/2046(3)(5)	77,358
4,475,000	1.61%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	4,025,806
2,096,816	1.69%, 07/10/2046(1)(3)(5)	996
950,571	2.54%, 12/10/2045	945,668
948,544	2.82%, 10/15/2045	934,632
1,659,863	2.85%, 10/15/2045	1,636,477
1,145,000	3.10%, 03/10/2046	1,168,432
568,061	3.21%, 03/10/2046	581,962
6,780,000	3.42%, 03/10/2031(1)	6,983,965
1,260,000	3.61%, 06/10/2046(3)	1,307,872
1,032,661	4.02%, 07/10/2045	1,071,083
630,000	4.07%, 02/10/2047(3)	669,235
1,045,000	4.21%, 08/10/2046(3)	1,106,555
615,085	4.22%, 07/10/2045(3)	642,788
535,000	4.24%, 02/10/2047(3)	570,180
720,000	4.59%, 10/15/2045(1)(3)	36,000
1,920,000	4.75%, 10/15/2045(1)(3)	1,134,221
49,356	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	48,268
	CSAIL Commercial Mortgage Trust
59,397,034	0.76%, 06/15/2057(3)(5)	1,799,083
3,318,280	0.94%, 11/15/2048(3)(5)	113,495
8,720,237	1.90%, 01/15/2049(3)(5)	680,437
4,742,521	DBUBS Mortgage Trust 0.69%, 11/10/2046(1)(3)(5)	7,073
2,924,560	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	2,896,166
5,485,000	FREMF Mortgage Trust 5.30%, 09/25/2043(1)(3)	5,471,156
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,258,269
	GS Mortgage Securities Trust
44,430,403	0.08%, 07/10/2046(3)(5)	115,395
6,304,634	1.33%, 08/10/2044(1)(3)(5)	75,735
1,580,166	3.67%, 04/10/2047(1)	514,889
785,121	4.07%, 01/10/2047	828,619
2,215,000	4.97%, 04/10/2047(1)(3)	1,896,287
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,140,483
1,400,000	2.81%, 01/16/2037(1)	1,391,420
608,397	2.84%, 12/15/2047	615,473
1,290,924	4.42%, 12/15/2047(1)(3)	1,035,136
	JPMBB Commercial Mortgage Securities Trust
20,717,401	0.63%, 09/15/2047(3)(5)	471,016
5,930,547	0.74%, 05/15/2048(3)(5)	149,732
855,054	3.36%, 07/15/2045	880,227
	Morgan Stanley Bank of America Merrill Lynch Trust
10,960,024	1.00%, 12/15/2047(3)(5)	386,288
1,506,493	1.03%, 10/15/2048(3)(5)	63,875
1,530,000	3.13%, 12/15/2048	1,543,105
1,320,000	3.18%, 08/15/2045	1,329,790
795,172	4.26%, 10/15/2046(3)	841,123
	Morgan Stanley Capital Trust
11,381,860	0.34%, 09/15/2047(1)(3)(5)	18,308
8,139,228	1.43%, 06/15/2050(3)(5)	542,932
4,920,000	3.47%, 08/11/2033(1)	4,937,691
1,460,000	5.25%, 07/15/2049(1)(3)	1,240,669
82,680	5.67%, 10/12/2052(1)(3)	18,630
2,475,000	MTRO Commercial Mortgage Trust 2.51%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,278,246

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	$1,205,161
1,583,448	Oaktown Re II Ltd. 2.50%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	1,575,125
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	729,969
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,287,491
6,091,924	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,950,775
4,626,193	UBS Commercial Mortgage Trust 1.09%, 08/15/2050(3)(5)	266,675
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	787,450
2,282,678	3.09%, 08/10/2049	2,287,459
2,065,000	3.19%, 03/10/2046	2,095,215
775,000	3.24%, 04/10/2046	788,317
	Wells Fargo Commercial Mortgage Trust
16,804,865	1.11%, 05/15/2048(3)(5)	724,258
1,036,612	2.92%, 10/15/2045	1,055,604
3,085,000	2.94%, 10/15/2049	3,181,193
430,000	4.16%, 05/15/2048(3)	342,314
	Wells Fargo N.A.
20,153,906	0.60%, 11/15/2062(3)(5)	910,604
9,821,461	0.77%, 11/15/2062(3)(5)	488,944
19,848,922	0.84%, 09/15/2062(3)(5)	1,208,400
35,560,997	0.89%, 01/15/2063(3)(5)	2,363,725
12,825,891	0.91%, 05/15/2062(3)(5)	813,732
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	255,279
1,215,000	3.00%, 08/15/2045	1,231,446
1,150,000	3.07%, 03/15/2045	1,158,144
450,000	3.35%, 05/15/2045	447,491
990,000	3.72%, 05/15/2047	1,021,313
230,000	4.05%, 03/15/2047	245,018
1,095,000	4.15%, 08/15/2046(3)	1,140,918
710,000	5.00%, 06/15/2044(1)(3)	568,246
790,000	5.58%, 04/15/2045(1)(3)	737,525

		125,096,797

	Other Asset-Backed Securities - 3.2%
1,446,375	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	1,289,906
5,827,579	Galaxy CLO Ltd. 2.48%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	5,654,355
4,075,000	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	4,039,945
	Pretium Mortgage Credit Partners LLC
4,617,941	2.86%, 05/27/2059(1)(4)	3,482,191
3,751,866	3.11%, 07/27/2059(1)(4)	3,254,988
590,000	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	370,840
5,670,000	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,071,390
4,477,879	Towd Point Mortgage Trust 1.55%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	4,320,542
2,374,078	2.25%, 04/25/2056(1)(3)	2,348,770
539,545	2.75%, 02/25/2055(1)(3)	537,369
2,227,964	2.75%, 08/25/2055(1)(3)	2,197,867
6,030,587	2.75%, 10/25/2056(1)(3)	6,033,295
1,539,551	2.75%, 04/25/2057(1)(3)	1,508,189
4,431,425	2.75%, 06/25/2057(1)(3)	4,291,442
2,907,653	2.75%, 07/25/2057(1)(3)	2,851,451
351,792	3.00%, 03/25/2054(1)(3)	350,628
1,841,406	Vericrest Opportunity Loan Trust 3.35%, 08/25/2049(1)(4)	1,670,068
2,271,116	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	2,068,266
4,371,306	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	4,001,428
1,796,850	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(4)	1,589,590

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 6,183,747	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(4)	$5,686,439

		63,618,959

	Whole Loan Collateral CMO - 9.1%
	Alternative Loan Trust
942,490	1.27%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	727,275
202,291	1.49%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	168,323
862,829	5.75%, 05/25/2036	550,567
1,292,187	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	1,301,294
5,959,113	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	5,662,944
	Banc of America Funding Trust
1,063,346	1.07%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	962,692
3,626,183	5.77%, 05/25/2037(3)	3,270,407
137,923	5.85%, 01/25/2037(4)	139,311
828,312	BCAP LLC Trust 1.13%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	666,972
272,819	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	253,794
978,338	Bear Stearns Alt-A Trust 1.45%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,175,037
382,503	Bear Stearns Mortgage Funding Trust 1.13%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	316,094
	Bellemeade Re Ltd.
597,754	2.25%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	594,734
6,735,279	2.35%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	6,693,410
	CHL Mortgage Pass-Through Trust
455,923	3.42%, 11/20/2035(3)	345,442
1,828,382	3.79%, 09/25/2047(3)	1,515,626
4,343,559	CIM Trust 3.00%, 04/25/2057(1)(3)	4,330,639
1,715,712	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,763,505
4,485,000	Colombia Cent CLO Ltd. 2.94%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,325,392
2,181,380	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)	2,134,487
1,959,492	Connecticut Avenue Securities Trust 3.10%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,604,273
1,736,291	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,527,093
2,243,242	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,150,954
651,277	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	632,350
	Fannie Mae Connecticut Avenue Securities
3,105,000	3.05%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,525,239
2,047,806	3.25%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,694,670
1,493,920	3.81%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,319,719
2,012,583	4.50%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,841,129
3,124,493	5.30%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,979,006
1,068,877	5.85%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,017,104
551,583	6.65%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	545,372
466,666	6.95%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	455,366
26,963	GMACM Mortgage Loan Trust 3.78%, 04/19/2036(3)	20,753
	GSR Mortgage Loan Trust
1,044,265	1.25%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	330,683
1,627,223	3.93%, 01/25/2036(3)	1,472,655
	HarborView Mortgage Loan Trust
968,538	0.94%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	772,169
3,345,040	0.99%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,690,969
1,484,941	Home Re Ltd. 2.55%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	1,479,284

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,081,778	IndyMac Index Mortgage Loan Trust 3.53%, 03/25/2036(3)	$835,656
239,850	JP Morgan Mortgage Trust 4.02%, 04/25/2037(3)	195,694
2,735,000	LCM XX L.P. 2.86%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,655,165
1,104,569	Lehman XS Trust 1.16%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	953,462
	LSTAR Securities Investment Ltd.
1,980,670	3.08%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,831,520
4,605,766	3.08%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,322,057
	LSTAR Securities Investment Trust
614,838	3.08%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	590,837
2,051,256	3.28%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,948,095
349,817	MASTR Adjustable Rate Mortgages Trust 4.68%, 11/21/2034(3)	330,046
945,317	MFA Trust 2.59%, 02/25/2057(1)(3)	930,099
3,363,000	Mortgage Insurance-Linked Notes 2.85%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,193,266
4,995,000	New Residential Advance Receivables Trust 2.33%, 10/15/2051(1)	4,839,746
	New Residential Mortgage Loan Trust
4,546,849	1.70%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	4,223,799
3,869,686	2.45%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,666,815
2,034,263	2.49%, 09/25/2059(1)(3)	2,003,564
3,350,964	3.50%, 08/25/2059(1)(3)	3,409,811
3,667,732	3.75%, 11/26/2035(1)(3)	3,776,532
3,300,992	3.75%, 11/25/2056(1)(3)	3,395,387
5,975,949	4.00%, 02/25/2057(1)(3)	6,186,703
6,027,288	4.00%, 03/25/2057(1)(3)	6,259,464
4,715,301	4.00%, 04/25/2057(1)(3)	4,883,579
3,730,712	4.00%, 05/25/2057(1)(3)	3,868,475
5,080,518	4.00%, 08/27/2057(1)(3)	5,258,744
2,193,863	4.00%, 12/25/2057(1)(3)	2,268,276
2,684,781	Oaktown Re III Ltd. 2.35%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	2,672,189
7,485,000	OZLM Ltd. 2.82%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	7,289,709
2,963,031	PMT Credit Risk Transfer Trust 3.61%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,847,112
1,624,451	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(1)(3)	1,615,398
1,120,498	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,037,702
742,290	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	662,115
	Seasoned Credit Risk Transfer Trust
3,410,304	2.50%, 08/25/2059	3,302,644
2,101,116	3.50%, 11/25/2057	2,262,376
5,576,193	3.50%, 07/25/2058	6,017,497
5,939,765	3.50%, 10/25/2058	6,371,124
936,292	Structured Agency Credit Risk Trust 2.60%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	876,096
	Vericrest Opportunity Loan Trust
3,237,532	3.18%, 10/25/2049(1)(4)	2,866,012
4,426,823	3.28%, 11/25/2049(1)(4)	3,938,924
	WaMu Mortgage Pass-Through Certificates Trust
586,017	1.37%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	493,559
2,853,241	2.87%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	2,252,110
1,054,165	3.72%, 06/25/2037(3)	860,189

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 37,384,182	Wells Fargo Commercial Mortgage Trust 1.11%, 09/15/2057(3)(5)	$1,387,114

		180,535,395

	Total Asset & Commercial Mortgage-Backed Securities (cost $535,846,014)	$509,352,380

Corporate Bonds - 33.1%
	Advertising - 0.0%
175,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	164,041

	Aerospace/Defense - 0.4%
750,000	Boeing Co. 3.25%, 02/01/2035	648,603
	L3Harris Technologies, Inc.
2,405,000	2.90%, 12/15/2029	2,244,522
2,127,000	3.85%, 06/15/2023(1)	2,220,904
	United Technologies Corp.
109,000	3.65%, 08/16/2023	114,615
1,565,000	3.95%, 08/16/2025	1,708,342
1,220,000	4.45%, 11/16/2038	1,388,737
400,000	4.63%, 11/16/2048	472,707

		8,798,430

	Agriculture - 0.7%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	386,688
765,000	3.88%, 09/16/2046	689,336
810,000	4.40%, 02/14/2026	852,388
635,000	4.80%, 02/14/2029	660,881
1,605,000	5.38%, 01/31/2044	1,778,281
310,000	5.80%, 02/14/2039	339,364
680,000	5.95%, 02/14/2049	786,311
895,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	949,711
	BAT Capital Corp.
2,395,000	2.79%, 09/06/2024	2,315,402
455,000	4.39%, 08/15/2037	419,424
880,000	4.70%, 04/02/2027	894,227
2,060,000	4.91%, 04/02/2030	2,110,247
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,325,298

		13,507,558

	Auto Manufacturers - 0.1%
850,000	Daimler Finance North America LLC 2.30%, 05/04/2021, 3 mo. USD LIBOR + 0.550%(1)(2)	817,154
245,000	Ford Motor Co. 5.29%, 12/08/2046	145,775
	General Motors Co.
1,260,000	5.20%, 04/01/2045	997,662
235,000	6.25%, 10/02/2043	185,580
150,000	General Motors Financial Co., Inc. 2.28%, 11/06/2020, 3 mo. USD LIBOR + 0.540%(2)	142,717
CAD 885,000	General Motors Financial of Canada Ltd. 3.08%, 05/22/2020(6)	623,003

		2,911,891

	Auto Parts & Equipment - 0.0%
$ 450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	308,182
290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	267,525

		575,707

	Beverages - 1.0%
2,549,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	2,562,078

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,145,000	4.60%, 04/15/2048	$1,211,358
1,575,000	4.75%, 04/15/2058	1,615,374
5,114,000	5.45%, 01/23/2039	5,884,875
1,275,000	Constellation Brands, Inc. 2.65%, 11/07/2022	1,218,801
2,200,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,078,455
	PepsiCo, Inc.
640,000	2.63%, 03/19/2027	671,837
3,710,000	3.63%, 03/19/2050	4,404,672

		19,647,450

	Biotechnology - 0.3%
	Amgen, Inc.
545,000	1.90%, 02/21/2025	548,692
975,000	2.20%, 02/21/2027	965,202
1,380,000	2.45%, 02/21/2030	1,357,289
1,315,000	2.65%, 05/11/2022	1,330,544
1,050,000	3.38%, 02/21/2050	1,094,371

		5,296,098

	Chemicals - 0.5%
1,490,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(1)	1,215,125
290,000	Chemours Co. 5.38%, 05/15/2027	221,806
516,000	Dow Chemical Co. 4.80%, 05/15/2049	532,702
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	2,906,171
185,000	Ecolab, Inc. 4.80%, 03/24/2030	207,808
456,000	Methanex Corp. 5.65%, 12/01/2044	272,965
290,000	Olin Corp. 5.13%, 09/15/2027(7)	256,650
	Sherwin-Williams Co.
720,000	2.30%, 05/15/2030	670,568
1,200,000	2.95%, 08/15/2029	1,176,754
525,000	3.30%, 05/15/2050	491,530
460,000	4.50%, 06/01/2047	492,231
1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,774,683

		10,218,993

	Commercial Banks - 8.0%
	Bank of America Corp.
2,140,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,159,988
3,235,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	3,299,833
6,005,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	6,290,639
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,723,819
1,785,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(8)	1,924,106
5,195,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	5,946,642
2,150,000	7.75%, 05/14/2038	3,176,114
3,445,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	3,465,729
AUD 7,470,000	BNG Bank N.V. 1.90%, 11/26/2025(6)	4,787,658
$ 1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,728,288
	Citigroup, Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 3,565,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. SOFR + 0.867% thereafter)(8)	$3,551,429
1,340,000	3.20%, 10/21/2026	1,387,573
3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,355,887
1,085,000	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151% thereafter)(8)	1,085,431
5,135,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	5,472,319
1,025,000	4.08%, 04/23/2029, (4.08% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.192% thereafter)(8)	1,070,390
1,860,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. SOFR + 3.914% thereafter)(8)	2,043,541
940,000	4.45%, 09/29/2027	981,383
3,285,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	3,026,306
380,000	Credit Suisse New York 1.20%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	355,857
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,940,722
1,970,000	5.38%, 01/12/2024(1)	2,031,171
1,640,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,558,678
	Goldman Sachs Group, Inc.
1,455,000	2.60%, 02/07/2030	1,372,150
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	961,443
2,410,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(8)	2,474,494
3,860,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	3,986,669
1,250,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	1,330,301
65,000	6.25%, 02/01/2041	87,485
1,890,000	6.75%, 10/01/2037	2,501,915
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,311,815
2,370,000	3.40%, 03/08/2021	2,383,032
1,200,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	1,271,579
235,000	4.95%, 03/31/2030	256,620
	JP Morgan Chase & Co.
2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	2,242,566
2,500,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	2,573,810
1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,774,878
1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,082,914
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	4,817,859
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	2,394,195
930,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(7)(8)	985,406
1,790,000	KeyCorp. 2.55%, 10/01/2029	1,597,933
GBP 2,035,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(8)	1,122,307
	Morgan Stanley
$ 2,725,000	2.50%, 04/21/2021	2,732,805
2,450,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143% thereafter)(8)	2,395,410

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 100,000	2.75%, 05/19/2022	$100,510
4,895,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	4,970,255
2,120,000	3.63%, 01/20/2027	2,268,215
2,775,000	4.00%, 07/23/2025(7)	2,925,008
750,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	832,613
600,000	PNC Bank NA 2.70%, 10/22/2029	570,549
	PNC Financial Services Group, Inc.
2,725,000	2.20%, 11/01/2024	2,793,214
2,870,000	2.55%, 01/22/2030	2,775,786
2,060,000	Royal Bank of Canada 2.55%, 07/16/2024	2,094,741
1,435,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,420,861
	State Street Corp.
2,150,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. SOFR + 0.940% thereafter)(8)	2,103,869
1,065,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. SOFR + 2.600% thereafter)(1)(8)	1,090,158
195,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. SOFR + 2.650% thereafter)(1)(8)	199,476
5,025,000	Truist Bank 2.25%, 03/11/2030	4,594,626
1,273,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	1,253,171
2,685,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,735,389
	Wells Fargo & Co.
3,075,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	3,029,519
1,795,000	2.63%, 07/22/2022	1,800,821
1,655,000	3.00%, 04/22/2026	1,683,873
665,000	3.00%, 10/23/2026	679,725
4,800,000	3.07%, 01/24/2023	4,850,783
2,485,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(8)	2,527,081
2,885,000	3.75%, 01/24/2024	3,048,943
155,000	4.90%, 11/17/2045	176,704
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	976,753
890,000	5.61%, 01/15/2044	1,065,467

		160,589,199

	Commercial Services - 0.7%
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	183,500
5,190,000	4.38%, 08/15/2027(1)	4,800,750
655,000	Global Payments, Inc. 3.20%, 08/15/2029	625,070
4,150,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,252,795
4,122,000	Service Corp. International 5.13%, 06/01/2029	4,204,440
	United Rentals North America, Inc.
315,000	4.00%, 07/15/2030	281,925
400,000	5.50%, 07/15/2025	392,000

		14,740,480

	Construction Materials - 0.1%
	Carrier Global Corp.
775,000	2.49%, 02/15/2027(1)	739,264
695,000	2.72%, 02/15/2030(1)	640,396
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	57,900

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 930,000	6.00%, 10/15/2025(1)	$914,004

		2,351,564

	Diversified Financial Services - 0.4%
1,140,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	868,490
	ICBCIL Finance Co., Ltd.
200,000	2.64%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	200,272
1,045,000	3.00%, 04/05/2020(6)	1,045,136
475,000	Mastercard, Inc. 3.35%, 03/26/2030	526,029
	Navient Corp.
460,000	5.88%, 03/25/2021	449,098
390,000	7.25%, 01/25/2022	376,085
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	3,546,847

		7,011,957

	Electric - 2.4%
	AES Corp.
220,000	4.50%, 03/15/2023	215,600
284,000	4.88%, 05/15/2023	273,347
50,000	5.13%, 09/01/2027	50,124
1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,219,482
965,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	857,171
	Cleco Corporate Holdings LLC
1,130,000	3.38%, 09/15/2029(1)	1,121,243
457,000	3.74%, 05/01/2026	447,736
75,000	4.97%, 05/01/2046	72,216
	Commonwealth Edison Co.
1,420,000	3.65%, 06/15/2046	1,501,728
370,000	4.00%, 03/01/2048	415,203
375,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	418,077
415,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	518,534
2,520,000	Dominion Energy, Inc. 3.38%, 04/01/2030	2,494,674
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,727,652
720,000	Duke Energy Florida LLC 3.40%, 10/01/2046	738,131
1,245,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	1,240,274
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,715,403
	Evergy, Inc.
730,000	2.45%, 09/15/2024	716,127
1,805,000	2.90%, 09/15/2029	1,707,969
	Exelon Corp.
2,275,000	2.85%, 06/15/2020	2,274,750
2,745,000	3.95%, 06/15/2025	2,757,062
360,000	Florida Power & Light Co. 3.99%, 03/01/2049	405,417
	Georgia Power Co.
4,525,000	2.10%, 07/30/2023	4,413,284
1,835,000	4.30%, 03/15/2042	1,992,367
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,518,296
	MidAmerican Energy Co.
925,000	3.15%, 04/15/2050	940,221
380,000	3.65%, 08/01/2048	407,277
395,000	Northern States Power Co. 2.90%, 03/01/2050	375,751

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,130,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	$1,089,167
	Oncor Electric Delivery Co. LLC
360,000	3.10%, 09/15/2049	349,164
565,000	5.75%, 03/15/2029	688,964
360,000	PacifiCorp. 4.15%, 02/15/2050	404,266
395,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	419,009
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,814,288
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	2,023,918
205,000	Sempra Energy 4.00%, 02/01/2048	196,243
	Southern California Edison Co.
1,690,000	2.25%, 06/01/2030	1,525,834
1,380,000	2.85%, 08/01/2029	1,329,805
1,065,000	3.65%, 02/01/2050	1,033,377
511,000	4.00%, 04/01/2047	532,237
299,000	4.13%, 03/01/2048	318,784
	Southern Co.
625,000	2.95%, 07/01/2023	628,718
1,495,000	3.25%, 07/01/2026	1,488,439
35,000	4.40%, 07/01/2046	36,398
380,000	Union Electric Co. 4.00%, 04/01/2048	423,184
700,000	Xcel Energy, Inc. 3.50%, 12/01/2049	615,943

		47,452,854

	Engineering & Construction - 0.7%
2,090,000	Fluor Corp. 4.25%, 09/15/2028(7)	1,408,759
4,250,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	2,422,500
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,788,147
4,540,000	3.45%, 03/15/2048(1)	4,591,179

		13,210,585

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,025,000	5.30%, 01/15/2029	876,580
275,000	5.38%, 04/15/2026	243,760
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	433,875
260,000	5.00%, 08/01/2023(1)	258,050

		1,812,265

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,214,000	4.88%, 07/15/2027(1)	5,103,985
116,000	5.13%, 07/15/2029(1)	107,880
	Waste Management, Inc.
1,100,000	3.20%, 06/15/2026	1,144,563
430,000	3.45%, 06/15/2029(7)	440,881
160,000	4.15%, 07/15/2049	183,734

		6,981,043

	Food - 0.4%
	Conagra Brands, Inc.
775,000	4.30%, 05/01/2024	802,145
240,000	4.60%, 11/01/2025	253,130
	Kraft Heinz Foods Co.
1,265,000	3.00%, 06/01/2026	1,229,045
30,000	3.75%, 04/01/2030(1)	28,515

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 2,090,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	$1,902,767
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,786,025
1,135,000	Sysco Corp. 5.95%, 04/01/2030	1,191,568
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	282,860

		8,476,055

	Food Service - 0.0%
585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	544,413

	Forest Products & Paper - 0.2%
4,120,000	Suzano Austria GmbH 5.00%, 01/15/2030	3,625,600

	Gas - 0.2%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	64,750
375,000	5.88%, 08/20/2026	359,175
2,000,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	1,933,933
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,618,270
720,000	3.80%, 02/01/2038	675,274

		4,651,402

	Healthcare-Products - 0.4%
1,145,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	1,141,710
455,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	487,849
3,925,000	Becton Dickinson and Co. 3.36%, 06/06/2024	3,923,534
140,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	137,900
255,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	261,578
1,440,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	1,413,427

		7,365,998

	Healthcare-Services - 0.7%
	Anthem, Inc.
1,780,000	2.88%, 09/15/2029	1,734,173
1,960,000	3.50%, 08/15/2024	2,011,039
285,000	4.38%, 12/01/2047	306,378
410,000	4.63%, 05/15/2042	450,212
	Centene Corp.
95,000	3.38%, 02/15/2030(1)	88,350
85,000	4.25%, 12/15/2027(1)	83,300
90,000	4.63%, 12/15/2029(1)	90,450
1,210,000	CommonSpirit Health 3.35%, 10/01/2029	1,136,963
5,265,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)(7)	4,567,387
	UnitedHealth Group, Inc.
1,420,000	2.38%, 08/15/2024(7)	1,452,582
1,205,000	2.88%, 08/15/2029	1,261,520
830,000	3.50%, 08/15/2039(7)	895,101
405,000	4.75%, 07/15/2045	515,718

		14,593,173

	Home Builders - 0.3%
595,000	Lennar Corp. 4.75%, 11/29/2027	593,513

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 5,110,000	PulteGroup, Inc. 5.50%, 03/01/2026	$5,025,506
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	546,250

		6,165,269

	Insurance - 0.7%
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,508,025
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	17,400
380,000	4.90%, 08/15/2023	334,400
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,530,867
660,000	4.38%, 03/15/2029	726,719
1,035,000	4.75%, 03/15/2039	1,162,590
415,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	384,050
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	312,225
2,600,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,583,282
1,250,000	Progressive Corp. 3.20%, 03/26/2030	1,351,505
	Unum Group
640,000	4.00%, 06/15/2029	613,953
1,040,000	4.50%, 12/15/2049	805,741
	Willis North America, Inc.
740,000	2.95%, 09/15/2029	702,623
1,035,000	3.60%, 05/15/2024	1,068,069
1,340,000	4.50%, 09/15/2028	1,472,221

		14,573,670

	Internet - 0.8%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	3,118,497
355,000	4.00%, 12/06/2037	401,135
790,000	4.20%, 12/06/2047	963,194
2,245,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,681,814
4,100,000	Symantec Corp. 5.00%, 04/15/2025(1)	4,139,375
	Tencent Holdings Ltd.
1,210,000	3.60%, 01/19/2028(1)	1,279,580
2,765,000	3.98%, 04/11/2029(1)	3,085,052

		15,668,647

	Iron/Steel - 0.1%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	262,200
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,298,857

		1,561,057

	IT Services - 0.7%
	Apple, Inc.
$ 5,360,000	2.20%, 09/11/2029	5,493,768
885,000	3.45%, 02/09/2045	1,002,015
	International Business Machines Corp.
2,005,000	3.00%, 05/15/2024	2,112,321
2,885,000	3.50%, 05/15/2029	3,129,794
210,000	4.25%, 05/15/2049	246,884
905,000	4.70%, 02/19/2046	1,028,143

		13,012,925

	Lodging - 0.2%
3,465,000	Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024	3,239,775

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 290,000	5.13%, 05/01/2026	$272,600
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	891,811
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
59,000	5.25%, 05/15/2027(1)	53,395
91,000	5.50%, 03/01/2025(1)	84,630
		4,542,211
	Machinery-Diversified - 0.5%
	John Deere Capital Corp.
660,000	1.20%, 04/06/2023	646,191
745,000	1.75%, 03/09/2027	716,166
7,860,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	7,639,113
		9,001,470
	Media - 1.9%
690,000	Apartments, LLC 1.85%, 05/01/2032	702,722
	CCO Holdings LLC / CCO Holdings Capital Corp.
247,000	4.50%, 08/15/2030(1)	242,060
150,000	5.13%, 05/01/2027(1)	150,390
145,000	5.75%, 02/15/2026(1)	146,834
	Charter Communications Operating LLC / Charter Communications Operating Capital
815,000	4.80%, 03/01/2050	848,067
1,245,000	5.13%, 07/01/2049	1,304,248
1,090,000	6.48%, 10/23/2045	1,314,889
380,000	6.83%, 10/23/2055	448,483
	Comcast Corp.
490,000	3.20%, 07/15/2036	511,873
2,055,000	3.25%, 11/01/2039	2,121,343
745,000	3.40%, 04/01/2030	807,505
285,000	3.40%, 07/15/2046	307,942
95,000	4.05%, 11/01/2052	113,047
70,000	4.25%, 10/15/2030	81,472
645,000	4.60%, 10/15/2038	789,492
575,000	4.70%, 10/15/2048	744,913
190,000	4.75%, 03/01/2044	241,289
655,000	4.95%, 10/15/2058	886,522
	Cox Communications, Inc.
3,952,000	3.15%, 08/15/2024(1)	4,033,843
480,000	4.80%, 02/01/2035(1)	520,960
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	445,007
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	834,827
19,000	3.95%, 06/15/2025	18,568
16,000	5.00%, 09/20/2037	15,541
826,000	5.30%, 05/15/2049	835,686
1,470,000	6.35%, 06/01/2040	1,654,088
555,000	DISH DBS Corp. 5.88%, 11/15/2024	539,737
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,058,227
395,000	Time Warner Cable LLC 6.55%, 05/01/2037	443,132
4,665,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,419,837
	ViacomCBS, Inc.
1,480,000	4.25%, 09/01/2023	1,509,262
5,480,000	4.95%, 01/15/2031	5,393,601
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	47,300
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	67,940

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	$552,585

		37,153,232
	Mining - 0.2%
	Anglo American Capital plc
850,000	4.75%, 04/10/2027(1)	829,780
1,945,000	4.88%, 05/14/2025(1)	1,946,392
1,025,000	5.63%, 04/01/2030	1,039,477
280,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	248,500
		4,064,149
	Miscellaneous Manufacturing - 0.1%
930,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	922,048
340,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	379,700
		1,301,748
	Office/Business Equipment - 0.0%
280,000	CDW LLC / CDW Finance Corp. 4.25%, 04/01/2028	281,400
	Oil & Gas - 0.7%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	132,727
	Apache Corp.
350,000	4.75%, 04/15/2043	154,877
85,000	5.35%, 07/01/2049	42,768
CAD 1,300,000	Canadian Natural Resources Ltd. 2.05%, 06/01/2020	918,489
	Exxon Mobil Corp.
$ 1,975,000	4.23%, 03/19/2040	2,314,044
1,540,000	4.33%, 03/19/2050	1,884,932
	Hess Corp.
442,000	7.13%, 03/15/2033	355,194
860,000	7.30%, 08/15/2031	735,966
246,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	155,595
1,035,000	Occidental Petroleum Corp. 2.96%, 08/13/2021, 3 mo. USD LIBOR + 1.250%(2)	776,334
	Petroleos Mexicanos
645,000	5.95%, 01/28/2031(1)	447,320
1,015,000	6.84%, 01/23/2030(1)	734,373
405,000	7.69%, 01/23/2050(1)	279,450
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	142,450
10,000	5.38%, 10/01/2022	4,700
814,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	790,620
	SM Energy Co.
255,000	6.13%, 11/15/2022(7)	107,898
70,000	6.75%, 09/15/2026	21,000
295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	255,258
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	580,000
2,185,000	Valero Energy Corp. 4.00%, 04/01/2029(7)	2,070,213
190,000	WPX Energy, Inc. 5.25%, 09/15/2024	115,900
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	756,646
		13,776,754

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Oil & Gas Services - 0.0%
$ 995,000	Halliburton Co. 2.92%, 03/01/2030	$768,801
	Packaging & Containers - 0.3%
200,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	199,000
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,684,875
695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	681,100
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	292,050
		5,857,025
	Pharmaceuticals - 1.7%
	AbbVie, Inc.
2,500,000	2.95%, 11/21/2026(1)	2,511,467
4,235,000	3.20%, 11/21/2029(1)	4,252,396
2,450,000	4.25%, 11/21/2049(1)	2,602,736
1,115,000	Allergan Finance LLC 4.63%, 10/01/2042	1,393,750
	Bausch Health Cos., Inc.
315,000	6.50%, 03/15/2022(1)	318,150
140,000	7.00%, 03/15/2024(1)	142,624
95,000	Baxalta, Inc. 3.60%, 06/23/2022	96,168
	Bayer U.S. Finance LLC
835,000	1.85%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(2)(6)	828,714
2,515,000	4.25%, 12/15/2025(1)	2,612,240
1,395,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(1)	1,539,624
	Cigna Corp.
660,000	2.40%, 03/15/2030	625,109
3,500,000	4.38%, 10/15/2028	3,756,181
	CVS Health Corp.
1,570,000	3.75%, 04/01/2030	1,616,559
1,075,000	4.13%, 04/01/2040	1,085,569
230,000	4.25%, 04/01/2050	238,744
1,640,000	5.05%, 03/25/2048	1,873,746
1,485,000	5.13%, 07/20/2045	1,708,658
2,360,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,557,903
720,000	Pfizer, Inc. 2.63%, 04/01/2030	757,054
1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,512,220
2,965,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	2,497,568
		34,527,180
	Pipelines - 0.7%
280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	234,535
65,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(1)	56,550
215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	95,176
	Energy Transfer Operating L.P.
855,000	3.75%, 05/15/2030	658,856
650,000	4.50%, 04/15/2024	579,738
1,205,000	4.95%, 06/15/2028	996,727
305,000	5.00%, 05/15/2050	237,426
1,390,000	5.25%, 04/15/2029	1,152,678
2,385,000	6.13%, 12/15/2045	2,129,375
570,000	6.25%, 04/15/2049	488,472

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	MPLX L.P.
$ 1,120,000	4.25%, 12/01/2027(1)	$904,677
1,135,000	4.70%, 04/15/2048	878,507
325,000	5.20%, 03/01/2047	268,130
335,000	5.20%, 12/01/2047(1)	280,329
155,000	5.50%, 02/15/2049	130,718
211,000	6.25%, 10/15/2022(1)	189,947
	Rockies Express Pipeline LLC
1,235,000	3.60%, 05/15/2025(1)	853,384
1,235,000	4.80%, 05/15/2030(1)	738,956
	Sunoco Logistics Partners Operations L.P.
175,000	5.30%, 04/01/2044	137,615
180,000	5.35%, 05/15/2045	141,162
785,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	771,192
1,040,000	TransCanada PipeLines Ltd. 4.63%, 03/01/2034	998,497
	Western Midstream Operating L.P.
95,000	4.50%, 03/01/2028	45,589
1,165,000	4.75%, 08/15/2028	546,830
110,000	5.50%, 08/15/2048	42,702
	Williams Cos., Inc.
72,000	4.90%, 01/15/2045	62,988
135,000	5.10%, 09/15/2045	126,535
265,000	5.80%, 11/15/2043	259,610
243,000	6.30%, 04/15/2040	242,033
		14,248,934
	Real Estate - 0.1%
1,215,000	Crown Castle International Corp. 3.30%, 07/01/2030	1,205,025
	Real Estate Investment Trusts - 0.2%
1,085,000	American Tower Corp. 2.40%, 03/15/2025	1,065,211
570,000	Equinix, Inc. 5.88%, 01/15/2026	581,611
2,240,000	SBA Tower Trust 2.84%, 01/15/2025(1)	2,162,886
160,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	146,800
		3,956,508
	Retail - 0.9%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	149,624
	Alimentation Couche-Tard, Inc.
390,000	2.95%, 01/25/2030(1)	362,106
885,000	3.80%, 01/25/2050(1)	776,039
	AutoZone, Inc.
1,755,000	3.63%, 04/15/2025	1,779,038
2,570,000	4.00%, 04/15/2030	2,626,645
855,000	Home Depot, Inc. 2.50%, 04/15/2027	861,708
	Lowe’s Cos., Inc.
3,075,000	3.38%, 09/15/2025	3,072,296
95,000	3.70%, 04/15/2046	87,909
1,315,000	4.55%, 04/05/2049	1,418,615
	McDonald’s Corp.
1,035,000	3.35%, 04/01/2023	1,069,257
1,315,000	3.63%, 09/01/2049	1,326,764
70,000	4.20%, 04/01/2050	78,298
CAD 1,715,000	Nissan Canada, Inc. 1.75%, 04/09/2020	1,218,049
$ 285,000	Starbucks Corp. 3.35%, 03/12/2050	268,617
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	290,194
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	431,650

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 230,000	William Carter Co. 5.63%, 03/15/2027(1)	$222,525

		16,039,334
	Semiconductors - 1.0%
5,570,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	5,321,402
1,934,000	Broadcom, Inc. 4.25%, 04/15/2026(1)	1,901,329
272,000	Entegris, Inc. 4.63%, 02/10/2026(1)	258,400
	Intel Corp.
2,400,000	2.45%, 11/15/2029	2,458,068
1,435,000	3.10%, 02/15/2060	1,511,661
745,000	4.10%, 05/19/2046	898,574
1,565,000	NVIDIA Corp. 2.85%, 04/01/2030	1,633,259
2,725,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	2,909,029
270,000	Qorvo, Inc. 5.50%, 07/15/2026	282,217
	Qualcomm, Inc.
389,000	4.65%, 05/20/2035	491,543
1,316,000	4.80%, 05/20/2045	1,719,401
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	336,362
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	303,800

		20,025,045
	Software - 1.0%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	153,750
30,000	5.88%, 06/15/2026	31,695
500,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	552,185
1,710,000	Fiserv, Inc. 3.20%, 07/01/2026	1,766,204
200,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	204,500
	Microsoft Corp.
1,160,000	3.70%, 08/08/2046	1,392,509
750,000	3.95%, 08/08/2056	945,183
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	9,488
4,590,000	5.38%, 05/15/2027(1)	4,658,850
465,000	5.75%, 08/15/2025(1)	480,047
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	272,714
	Oracle Corp.
4,335,000	2.50%, 04/01/2025	4,375,999
4,365,000	3.85%, 04/01/2060	4,393,244
795,000	4.00%, 11/15/2047	872,035
310,000	Western Digital Corp. 4.75%, 02/15/2026	314,650

		20,423,053
	Telecommunications - 2.9%
	AT&T, Inc.
2,035,000	2.80%, 02/17/2021	2,044,008
165,000	2.95%, 07/15/2026	164,714
2,380,000	3.80%, 02/15/2027	2,483,559
CAD 1,940,000	3.83%, 11/25/2020	1,384,564
$ 165,000	3.88%, 01/15/2026	170,029
120,000	4.13%, 02/17/2026	127,136
2,792,000	4.30%, 02/15/2030	2,998,276
1,970,000	4.35%, 03/01/2029	2,125,423

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,295,000	4.35%, 06/15/2045	$1,367,576
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,442,525
	Nokia Oyj
5,000	4.38%, 06/12/2027(7)	4,850
575,000	6.63%, 05/15/2039	582,475
4,375,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	3,281,250
425,000	Sprint Corp. 7.13%, 06/15/2024	466,501
2,375,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,529,375
5,071,000	T-Mobile USA, Inc. 6.50%, 01/15/2026	5,324,550
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	262,350
160,000	7.72%, 06/04/2038	169,154
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,782,408
	Telefonica Emisiones S.A.
555,000	4.67%, 03/06/2038	578,324
925,000	4.90%, 03/06/2048	1,024,715
1,340,000	5.21%, 03/08/2047	1,501,815
1,000,000	5.52%, 03/01/2049	1,171,982
	Verizon Communications, Inc.
1,085,000	3.15%, 03/22/2030	1,168,712
915,000	3.88%, 02/08/2029	1,011,912
435,000	4.00%, 03/22/2050	514,446
965,000	4.02%, 12/03/2029	1,083,796
2,603,000	4.27%, 01/15/2036	3,023,202
3,185,000	4.40%, 11/01/2034	3,717,347
1,735,000	4.50%, 08/10/2033	2,045,069
1,480,000	4.67%, 03/15/2055	1,882,187
100,000	4.81%, 03/15/2039	123,101
420,000	5.01%, 08/21/2054	571,786
230,000	5.25%, 03/16/2037	292,128
	Vodafone Group plc
820,000	4.25%, 09/17/2050	842,830
1,755,000	6.15%, 02/27/2037	2,035,470

		58,299,545

	Transportation - 0.4%
	CSX Corp.
1,065,000	2.40%, 02/15/2030(7)	1,047,856
1,400,000	3.25%, 06/01/2027	1,457,489
415,000	3.35%, 09/15/2049	392,401
405,000	4.30%, 03/01/2048	443,853
170,000	4.50%, 03/15/2049	195,504
400,000	Norfolk Southern Corp. 3.40%, 11/01/2049	388,154
	Union Pacific Corp.
1,380,000	3.25%, 02/05/2050	1,371,951
2,975,000	4.38%, 09/10/2038	3,298,923

		8,596,131

	Water - 0.1%
905,000	American Water Capital Corp. 4.15%, 06/01/2049	997,437

	Total Corporate Bonds (cost $671,630,277)	$660,573,306

Foreign Government Obligations - 4.3%
	Argentina - 0.0%
EUR 1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028(6)	455,453

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Canada - 0.1%
CAD 200,000	New Brunswick Municipal Finance Corp. 3.85%, 11/19/2020	$144,589
200,000	Newfoundland T-Bill 1.72%, 05/07/2020(10)	142,058
200,000	Ontario Hydro Corp. Coupon Strip 0.00%, 11/26/2020	141,366
550,000	Province of Manitoba Canada T-Bill 1.75%, 04/08/2020(10)	390,800
400,000	Quebec T-Bill 1.59%, 06/19/2020(10)	283,970

		1,102,783

	Chile - 0.1%
$ 2,135,000	Chile Government International Bond 2.55%, 01/27/2032	2,129,663

	Dominican Republic - 0.2%
4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	4,303,200

	Egypt - 0.0%
720,000	Egypt Government International Bond 8.50%, 01/31/2047(6)	588,084

	Ghana - 0.1%
	Ghana Government International Bond
2,125,000	6.38%, 02/11/2027(1)	1,556,562
2,135,000	7.63%, 05/16/2029(6)	1,526,525

		3,083,087

	Hungary - 0.0%
710,000	Hungary Government International Bond 6.38%, 03/29/2021	736,022

	Italy - 0.1%
EUR 1,135,000	Italy Buoni Ordinari del Tesoro BOT 0.00%, 05/14/2020(6)	1,251,937

	Japan - 1.0%
	Japan Treasury Discount Bill
JPY 228,850,000	0.11%, 04/06/2020(10)	2,128,375
22,900,000	0.12%, 04/13/2020(10)	212,984
285,600,000	0.12%, 04/27/2020(10)	2,656,512
548,400,000	0.13%, 05/18/2020(10)	5,101,632
686,550,000	0.14%, 05/11/2020(10)	6,386,540
457,850,000	0.15%, 05/11/2020(10)	4,259,089
18,150,000	0.27%, 06/08/2020(10)	168,866

		20,913,998

	Mongolia - 0.2%
$ 3,737,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(6)	3,550,150

	Panama - 0.1%
	Panama Government International Bond
240,000	3.16%, 01/23/2030	240,002
725,000	4.50%, 04/01/2056	784,813

		1,024,815

	Romania - 0.3%
	Romanian Government International Bond
EUR 3,241,000	4.63%, 04/03/2049(6)	3,767,788
$ 1,176,000	6.13%, 01/22/2044(6)	1,351,459

		5,119,247

	Senegal - 0.1%
2,115,000	Senegal Government International Bond 6.25%, 05/23/2033(6)	1,894,469

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Supranational - 1.8%
NZD 15,745,000	Asian Development Bank 3.00%, 01/17/2023	$9,903,180
	Inter-American Development Bank
CAD 14,175,000	1.70%, 10/10/2024	10,332,752
AUD 14,230,000	2.75%, 10/30/2025(6)	9,525,978
MXN 44,875,000	7.25%, 06/10/2021	1,905,038
CAD 7,200,000	International Finance Corp. 1.38%, 09/13/2024	5,174,248

		36,841,196

	Tunisia - 0.1%
EUR 1,805,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,797,429

	United Arab Emirates - 0.1%
$ 1,345,000	Abu Dhabi Government International Bond 3.13%, 09/30/2049(1)	1,250,850

	Uruguay - 0.0%
205,000	Uruguay Government International Bond 4.98%, 04/20/2055	232,677

	Total Foreign Government Obligations (cost $93,659,772)	$86,275,060

Municipal Bonds - 1.1%
	Development - 0.0%
	California State, GO Taxable
110,000	7.30%, 10/01/2039(7)	169,021
105,000	7.60%, 11/01/2040	174,733
175,000	7.63%, 03/01/2040	282,327

		626,081

	Education - 0.2%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	364,244
1,115,000	6.14%, 12/01/2039	1,094,373
1,750,000	6.32%, 11/01/2029	1,757,490

		3,216,107

	General - 0.4%
5,445,000	Philadelphia, PA Auth for Industrial Dev 6.55%, 10/15/2028	7,131,207

	General Obligation - 0.4%
	California State, GO Taxable
115,000	7.35%, 11/01/2039	177,755
1,570,000	7.55%, 04/01/2039	2,547,639
	State of Illinois, GO
3,345,164	4.95%, 06/01/2023(7)	3,374,467
280,000	5.00%, 01/01/2023	300,241
610,000	5.56%, 02/01/2021	628,672
980,000	5.95%, 04/01/2022	1,049,139

		8,077,913

	Utility - Electric - 0.1%
1,577,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,064,671

	Total Municipal Bonds (cost $20,199,562)	$21,115,979

Senior Floating Rate Interests - 2.3%(11)
	Advertising - 0.0%
308,450	Clear Channel Outdoor Holdings, Inc. 4.49%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	259,098

	Aerospace/Defense - 0.0%
566,526	TransDigm, Inc. 3.24%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	514,122

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Airlines - 0.0%
$ 279,300	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	$212,268

	Auto Manufacturers - 0.0%
151,900	Navistar International Corp. 4.28%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	130,634

	Auto Parts & Equipment - 0.1%
232,656	Adient U.S. LLC 5.74%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	201,247
198,806	Altra Industrial Motion Corp. 2.99%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	172,774
	Panther BF Aggregator L.P.
EUR 710,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	679,022
$ 472,625	4.44%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	430,089

		1,483,132

	Chemicals - 0.1%
88,421	Cabot Microelectronics Corp. 3.00%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	84,885
EUR 185,986	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	170,765
$ 119,100	Hexion, Inc. 5.41%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	99,151
123,125	LTI Holdings, Inc. 4.49%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	90,189
	Starfruit Finco B.V.
EUR 100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.750%	99,537
$ 96,465	3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	85,854
	Univar, Inc.
99,750	3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	86,533
307,694	3.70%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	287,694

		1,004,608

	Coal - 0.0%
686,686	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	89,269

	Commercial Services - 0.2%
207,812	Allied Universal Holdco LLC 5.24%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	191,187
276,500	APX Group, Inc. 6.70%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	226,039
121,875	Ascend Learning LLC 4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	108,012
99,750	Belron Finance U.S. LLC 4.27%, 10/30/2026, 1 mo. USD LIBOR, 3 mo. USD LIBOR + 2.500%	93,765
374,214	Blackhawk Network Holdings, Inc. 3.99%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	302,043
440,000	Deerfield Dakota Holding, LLC 0.00%, 03/05/2027(12)	369,600
415,000	Dun & Bradstreet Corp. 4.96%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	371,944
31,350	Energizer Holdings, Inc. 3.88%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	29,156
72,142	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	67,813
EUR 145,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(12)	134,333
$ 604,255	Quikrete Holdings, Inc. 3.49%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	555,914
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.88%, 07/15/2025, 1 mo. EURIBOR + 2.875%	109,808
$ 1,001,675	Tempo Acquisition LLC 3.74%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	891,491
EUR 135,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	140,330

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 119,272	Weight Watchers International, Inc. 6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	$110,923

		3,702,358

	Construction Materials - 0.0%
266,625	Brookfield WEC Holdings, Inc. 3.99%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	250,628
265,275	NCI Building Systems, Inc. 4.56%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	224,157

		474,785

	Distribution/Wholesale - 0.1%
970,125	American Builders & Contractors Supply Co., Inc. 2.99%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	911,917
174,563	SRS Distribution, Inc. 5.49%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	149,251

		1,061,168

	Diversified Financial Services - 0.1%
	AlixPartners LLP
EUR 99,000	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	100,452
$ 455,900	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	434,245
153,063	Aretec Group, Inc. 5.24%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	100,256
	Crown Finance U.S., Inc.
EUR 33,102	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	24,096
$ 183,282	3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	123,715
227,125	Financial & Risk U.S. Holdings, Inc. 4.24%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	217,093
138,600	Minotaur Acquisition, Inc. 5.99%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	114,113
EUR 185,208	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	182,818
$ 275,738	RP Crown Parent LLC 3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	261,951
99,229	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	86,329
199,418	Victory Capital Holdings, Inc. 4.02%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	172,497

		1,817,565

	Electric - 0.0%
319,259	Seadrill Partners Finco LLC 7.45%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	53,291

	Electronics - 0.0%
125,000	Pitney Bowes, Inc. 6.49%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	106,250

	Energy-Alternate Sources - 0.0%
260,363	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	128,879
97,750	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	52,785

		181,664

	Engineering & Construction - 0.0%
729,375	Brand Energy & Infrastructure Services, Inc. 6.06%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	579,736

	Entertainment - 0.0%
145,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(12)	127,600
425,234	Scientific Games International, Inc. 4.37%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	341,604
118,200	Wyndham Hotels & Resorts, Inc. 2.74%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	103,277

		572,481

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Food - 0.1%
$ 99,500	B&G Foods, Inc. 3.49%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	$92,068
EUR 170,000	Froneri International Ltd. 2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	176,868
$ 489,703	Hostess Brands LLC 4.01%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	452,976
248,750	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	225,865

		947,777

	Food Service - 0.0%
98,750	8th Avenue Food & Provisions, Inc. 4.30%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	89,698
	Aramark Services, Inc.
111,920	2.74%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	104,085
110,000	2.74%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	101,750
165,000	Froneri International Ltd. 3.24%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	156,337

		451,870

	Gas - 0.0%
103,950	Messer Industries GmbH 3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	91,892

	Healthcare-Products - 0.0%
EUR 99,750	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	105,980
$ 209,250	Lifescan Global Corp. 8.06%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	163,738
206,952	Parexel International Corp. 3.74%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	175,651

		445,369

	Healthcare-Services - 0.2%
354,375	CDRH Parent, Inc. 5.57%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	210,499
100,000	CPI Holdco LLC 5.70%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	86,000
129,881	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	100,333
271,563	Envision Healthcare Corp. 4.74%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	137,139
	EyeCare Partners LLC
47,297	0.50%, 02/18/2027(13)	37,838
202,703	4.82%, 02/05/2027, 1 mo. USD LIBOR + 3.750%	162,162
306,115	Global Medical Response, Inc. 4.93%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	282,391
EUR 216,150	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	229,452
$ 674,250	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	641,744
	MED ParentCo L.P.
59,964	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(13)	49,583
239,487	5.24%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	198,027
455,175	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	400,932
100,000	Surf Holdings, LLC 0.00%, 03/05/2027(12)	88,500
201,377	Syneos Health, Inc. 2.74%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	193,322
548,625	Zelis Healthcare Corp. 5.74%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	504,735

		3,322,657

	Household Products - 0.0%
288,363	Diamond (BC) B.V. 4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	213,388

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 289,500	Revlon Consumer Products Corp. 5.11%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	$111,096
100,000	Reynolds Consumer Products, Inc. 3.50%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	93,700

		418,184

	Insurance - 0.1%
175,000	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	154,000
	Asurion LLC
733,526	3.99%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	691,957
547,116	3.99%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	519,760
375,000	7.49%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	341,719
221,063	Hub International Ltd. 4.55%, 04/25/2025, 2 mo. USD LIBOR + 2.750%	205,367
	Sedgwick Claims Management Services, Inc.
281,438	4.24%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	247,431
545,875	4.99%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	489,240

		2,649,474

	Leisure Time - 0.1%
435,145	Caesars Resort Collection LLC 3.74%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	349,857
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	706,333
733,400	Golden Entertainment, Inc. 3.96%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	550,050
143,188	Penn National Gaming, Inc. 3.24%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	107,134

		1,713,374

	Lodging - 0.0%
167,865	Boyd Gaming Corp. 2.93%, 09/15/2023, 1 week USD LIBOR + 2.250%	144,416
539,204	Caesars Entertainment Operating Co. 2.99%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	435,855

		580,271

	Machinery - Construction & Mining - 0.0%
83,184	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	76,945

	Machinery-Diversified - 0.0%
261,436	Gates Global LLC 3.75%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	225,358

	Media - 0.3%
190,613	Altice Financing S.A. 3.67%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	172,981
485,837	AVSC Holding Corp. 4.83%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	303,648
1,516,810	Charter Communications Operating LLC 2.74%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	1,449,813
400,000	Cineworld Ltd. 0.00%, 02/05/2027(12)	264,000
442,250	CSC Holdings LLC 3.11%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	421,610
161,432	Gray Television, Inc. 4.02%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	149,486
271,563	Houghton Mifflin Harcourt Publishing Co. 7.24%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	239,429
649,272	ION Media Networks, Inc. 4.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	590,837
264,780	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	231,682
94,362	NASCAR Holdings, Inc. 3.67%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	82,283
278,581	Nexstar Broadcasting, Inc. 4.33%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	258,245

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 239,516	Shutterfly, Inc. 7.45%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	$191,014
186,563	Sinclair Television Group, Inc. 3.21%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	175,369
229,425	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	202,468
90,868	Web.com Group, Inc. 4.95%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	74,057
124,078	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	97,246

		4,904,168

	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.06%, 12/11/2024, 1 mo. USD LIBOR, 3 mo. USD LIBOR + 3.250%	230,605
233,251	Rexnord LLC 2.68%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	211,967

		442,572

	Miscellaneous Manufacturing - 0.1%
123,732	H.B. Fuller Co. 2.77%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	106,642
285,000	Ingersoll-Rand Services Co. 2.74%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	266,475
99,500	Tamko Building Products, Inc. 4.24%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	92,535
521,625	USI, Inc. 3.99%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	474,679

		940,331

	Oil & Gas - 0.0%
	BCP Raptor LLC
154,369	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	64,835
114,138	5.74%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	62,776
455,000	California Resources Corp. 11.99%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	21,449
764,040	Fieldwood Energy LLC 7.03%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	238,762
211,775	NorthRiver Midstream Finance L.P. 5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	161,523
698,093	PES Holdings LLC 6.99%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(12)(14)	167,542
118,200	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	65,010

		781,897

	Oil & Gas Services - 0.0%
148,875	Lower Cadence Holdings LLC 4.99%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	89,325
530,988	UGI Energy Services LLC 4.74%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	448,684

		538,009

	Packaging & Containers - 0.1%
397,000	Berry Global, Inc. 2.86%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	375,165
361,864	Flex Acquisition Co., Inc. 4.58%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	327,487
198,337	Proampac PG Borrower LLC 5.19%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	164,372
536,749	Reynolds Group Holdings, Inc. 3.74%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	505,886

		1,372,910

	Pharmaceuticals - 0.1%
427,431	Bausch Health Cos., Inc. 3.61%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	404,457

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 113,850	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	$109,865
370,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027(12)	349,650
797,450	Endo Luxembourg Finance Co., S.a r.l. 5.25%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	711,724
543,638	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	486,012

		2,061,708

	Real Estate - 0.0%
286,364	VICI Properties LLC 2.67%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	262,381

	Retail - 0.1%
653,250	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	545,464
387,423	Coty, Inc. 3.26%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	306,355
488,904	Harbor Freight Tools USA, Inc. 3.49%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	441,969
313,681	Neiman Marcus Group Ltd. LLC 7.50%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	123,380
132,638	Rodan & Fields LLC 4.71%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	57,919
383,217	Staples, Inc. 6.52%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	300,825
494,410	U.S. Foods, Inc. 2.82%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	455,682

		2,231,594

	Semiconductors - 0.0%
120,727	Microchip Technology, Inc. 2.99%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	115,898

	Software - 0.3%
100,000	AI Convoy (Luxembourg) S.a.r.l. 5.34%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	88,500
509,326	Almonde, Inc. 5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	432,927
324,167	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	294,065
560,037	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	526,434
285,000	DCert Buyer, Inc. 4.99%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	252,701
340,522	Epicor Software Corp. 4.25%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	309,875
802,469	Hyland Software, Inc. 4.24%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	742,284
717,873	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	688,081
385,125	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	357,523
138,250	Quest Software U.S. Holdings, Inc. 6.03%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	104,379
56,956	SS&C Technologies Holdings Europe S.a.r.l. 2.74%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	53,112
404,817	SS&C Technologies, Inc. 2.74%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	377,697
139,300	Ultimate Software Group, Inc. 4.74%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	129,316
1,326,795	WEX, Inc. 3.24%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,143,697

		5,500,591

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Telecommunications - 0.2%
$ 688,820	Altice France S.A. 4.39%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$640,602
169,575	CenturyLink, Inc. 3.24%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	157,388
202,397	Level 3 Financing, Inc. 2.74%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	188,229
135,000	Liberty Latin America Ltd. 5.71%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	123,694
	Sprint Communications, Inc.
989,400	3.50%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	981,980
98,750	4.00%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	98,009
220,000	Telenet Financing USD LLC 2.71%, 04/30/2028, 6 mo. USD LIBOR, 1 mo. USD LIBOR + 2.000%	200,420
631,706	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	532,212
157,600	Zacapa LLC 5.57%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	142,037
	Zayo Group Holdings, Inc.
EUR 100,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	99,261
$ 290,000	3.99%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	272,600

		3,436,432

	Transportation - 0.0%
221,250	Savage Enterprises LLC 4.62%, 08/01/2025, 1 mo. USD LIBOR + 4.000%	192,972

	Total Senior Floating Rate Interests (cost $54,941,358)	$45,947,063

U.S. Government Agencies - 50.5%
	Mortgage-Backed Agencies - 50.5%
	FHLMC - 7.8%
$ 111,544	0.00%, 11/15/2036(15)(16)	$105,085
52,135,145	0.13%, 10/25/2020(3)(5)	8,149
20,947,097	0.61%, 03/25/2027(3)(5)	753,193
1,710,100	1.75%, 10/15/2042	1,738,333
677,127	2.50%, 05/15/2028(5)	45,050
2,094,000	2.80%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,698,168
1,900,784	3.00%, 03/15/2028(5)	118,168
1,972,257	3.00%, 08/01/2029	2,079,344
851,959	3.00%, 05/15/2032(5)	45,651
718,948	3.00%, 03/15/2033(5)	69,407
5,108,860	3.00%, 04/01/2033	5,367,023
4,972,485	3.00%, 11/01/2036	5,248,911
3,350,214	3.00%, 01/01/2037	3,536,635
4,225,000	3.00%, 08/15/2043	4,505,904
1,113,466	3.00%, 05/15/2046	1,185,075
8,070,778	3.00%, 11/01/2046	8,514,273
2,148,533	3.00%, 12/01/2046	2,267,285
34,148	3.00%, 02/01/2048	35,955
1,012,667	3.25%, 11/15/2041	1,096,018
5,052,969	3.30%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	4,265,555
1,031,912	3.40%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	855,351
865,151	3.50%, 06/15/2026(5)	31,916
366,945	3.50%, 09/15/2026(5)	25,440
586,173	3.50%, 03/15/2027(5)	36,254
3,009,748	3.50%, 05/15/2034(5)	242,663
4,080,922	3.50%, 08/01/2034	4,380,681
2,531,979	3.50%, 03/15/2041(5)	168,876
1,137,762	3.50%, 06/01/2046	1,208,673
4,737,956	3.50%, 10/01/2047	5,022,246
53,512,881	3.50%, 03/01/2048	56,778,144
231,817	3.50%, 08/01/2048	246,014
2,820,415	4.00%, 08/01/2025	2,966,539
1,293,045	4.00%, 12/15/2026(5)	86,670
2,187,997	4.00%, 07/15/2027(5)	142,658
982,906	4.00%, 03/15/2028(5)	64,867

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 549,935	4.00%, 06/15/2028(5)	$39,798
1,233,894	4.00%, 07/15/2030(5)	123,167
997,616	4.00%, 11/15/2040	1,150,109
3,357,252	4.00%, 05/01/2042	3,624,445
1,002,134	4.00%, 08/01/2042	1,083,992
1,420,434	4.00%, 09/01/2042	1,536,471
245,991	4.00%, 07/01/2044	264,088
243,533	4.00%, 06/01/2045	263,180
1,380,120	4.00%, 02/01/2046	1,491,307
559,576	4.00%, 09/01/2048	597,639
3,694,822	4.00%, 11/01/2049	3,942,402
733,512	4.00%, 12/01/2049	780,739
651,048	4.50%, 09/01/2044	710,275
2,110,671	4.75%, 07/15/2039	2,395,005
52,850	5.00%, 02/01/2023	56,936
110,657	5.00%, 08/01/2023	119,213
75,139	5.00%, 03/01/2028	80,949
34,648	5.00%, 08/01/2029	37,632
60,095	5.00%, 07/01/2030	65,263
297,870	5.00%, 03/01/2031	323,883
489,817	5.00%, 05/01/2031	532,518
803,410	5.00%, 09/01/2031	871,679
588,961	5.00%, 11/01/2031	637,941
177,598	5.00%, 07/01/2032	192,951
950,688	5.00%, 09/15/2033(5)	171,958
16,331	5.00%, 12/01/2034	17,597
15,782	5.00%, 11/01/2035	17,550
33,279	5.00%, 03/01/2039	36,944
315,787	5.00%, 08/01/2039	349,765
15,017	5.00%, 09/01/2039	16,657
14,256	5.00%, 12/01/2039	15,790
12,202	5.00%, 04/01/2041	13,377
32,305	5.00%, 04/01/2044	35,854
18,216	5.00%, 05/01/2044	19,959
28,132	5.00%, 05/01/2047	30,450
1,226,488	5.00%, 02/15/2048(5)	195,117
74,060	5.00%, 08/01/2048	79,978
21,804	5.00%, 11/01/2048	23,524
106,297	5.00%, 01/01/2049	114,710
758,232	5.00%, 02/01/2049	819,233
3,640,330	5.00%, 03/01/2049	3,926,444
35,364	5.50%, 03/01/2028	38,682
84,107	5.50%, 04/01/2033	94,218
791,852	5.50%, 05/01/2034	894,897
880	5.50%, 11/01/2035	982
15,799	5.50%, 05/01/2037	17,908
41,086	5.50%, 11/01/2037	46,552
73,059	5.50%, 02/01/2038	82,761
30,444	5.50%, 04/01/2038	34,492
38,543	5.50%, 06/01/2038	43,651
4,185,793	5.50%, 08/01/2038	4,744,191
424,914	5.50%, 09/01/2038	480,980
8,368	5.50%, 12/01/2039	9,477
108,945	5.50%, 02/01/2040	123,383
353,185	5.50%, 05/01/2040	400,166
346,376	5.50%, 08/01/2040	392,120
1,521,822	5.50%, 06/01/2041	1,722,747
1,472,289	5.50%, 10/15/2046(5)	315,195
1,318	6.00%, 07/01/2029	1,459
187,976	6.00%, 10/01/2032	215,965
148,241	6.00%, 11/01/2032	164,250
233,476	6.00%, 12/01/2032	267,682
17,380	6.00%, 11/01/2033	20,022
32,094	6.00%, 01/01/2034	36,935
18,081	6.00%, 02/01/2034	20,830
196,896	6.00%, 08/01/2034	226,649

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 207,262	6.00%, 09/01/2034	$238,709
219,967	6.00%, 01/01/2035	245,505
1,489,414	6.00%, 11/01/2037	1,716,111
247	6.50%, 08/01/2032	282
731,707	6.50%, 07/15/2036	847,762
147,529	6.50%, 12/01/2037	167,902
94	7.50%, 09/01/2029	102
650	7.50%, 11/01/2031	733

		155,359,963

	FNMA - 9.9%
$ 118,317	0.00%, 03/25/2036(15)(16)	$106,800
985,626	0.00%, 06/25/2036(15)(16)	914,935
8,843,503	0.35%, 01/25/2030(3)(5)	215,478
11,876,119	1.57%, 05/25/2029(3)(5)	1,221,114
2,064,490	1.75%, 12/25/2042	2,087,344
1,557,336	2.00%, 09/25/2039	1,516,151
1,009,259	2.00%, 08/25/2043	1,028,442
2,742,012	2.11%, 05/25/2046(3)(5)	132,882
2,679,745	2.11%, 04/25/2055(3)(5)	159,179
2,289,163	2.19%, 08/25/2044(3)(5)	105,337
1,932,022	2.20%, 06/25/2055(3)(5)	107,339
691,548	2.50%, 06/25/2028(5)	41,896
204,689	2.50%, 01/01/2043	212,313
4,253,210	2.50%, 02/01/2043	4,427,450
1,709,632	2.50%, 03/01/2043	1,779,668
3,324,853	2.50%, 05/01/2043	3,461,069
2,366,300	2.50%, 06/01/2043	2,463,249
1,381,172	2.50%, 04/01/2045	1,437,779
3,105,000	2.95%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	2,623,053
1,499,477	3.00%, 02/25/2027(5)	76,689
623,506	3.00%, 09/25/2027(5)	40,569
4,136,541	3.00%, 01/25/2028(5)	259,049
3,235,658	3.00%, 03/01/2037	3,423,190
1,481,866	3.00%, 05/25/2047	1,562,226
5,603,381	3.00%, 09/25/2047	5,972,375
4,377,077	3.00%, 06/25/2048	4,665,060
3,852,828	3.00%, 10/25/2048	4,136,778
4,209,034	3.00%, 08/25/2049	4,507,338
4,349,000	3.13%, 01/01/2030	4,916,221
469,878	3.24%, 12/01/2026	522,882
678,654	3.50%, 05/25/2027(5)	47,980
1,077,301	3.50%, 10/25/2027(5)	78,414
1,250,596	3.50%, 05/25/2030(5)	104,102
357,485	3.50%, 08/25/2030(5)	28,371
758,720	3.50%, 02/25/2031(5)	49,053
746,429	3.50%, 09/25/2035(5)	77,079
1,663,351	3.50%, 10/01/2044	1,784,306
1,935,311	3.50%, 02/01/2045	2,063,585
3,626,811	3.50%, 09/01/2046	3,859,547
1,866,898	3.50%, 10/01/2046	1,982,240
762,240	3.50%, 10/25/2046(5)	117,893
1,213,026	3.50%, 11/01/2046	1,299,971
1,209,089	3.50%, 09/01/2047	1,295,678
4,503,408	3.50%, 11/25/2047	4,940,163
877,194	3.50%, 12/01/2047	941,363
5,287,408	3.50%, 01/01/2048	5,605,792
902,468	3.50%, 02/01/2048	965,669
1,255,220	3.50%, 02/25/2048	1,344,932
7,874,266	3.50%, 09/01/2057	8,486,191
4,721,245	3.50%, 05/01/2058	5,088,139
4,931,997	3.50%, 12/25/2058	5,391,545
1,903,560	3.74%, 06/01/2026	2,137,200
1,391,669	4.00%, 06/01/2025	1,463,467
436,588	4.00%, 10/01/2025	459,389
331,938	4.00%, 04/25/2032(5)	34,554

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 3,466,725	4.00%, 10/01/2040	$3,746,966
1,564,615	4.00%, 11/01/2040	1,690,906
1,175,787	4.00%, 12/01/2040	1,270,962
569,175	4.00%, 02/01/2041	615,168
1,347,702	4.00%, 03/01/2041	1,456,904
3,257,938	4.00%, 06/01/2041	3,554,441
520,199	4.00%, 03/25/2042(5)	53,201
629,653	4.00%, 08/01/2042	680,842
1,189,466	4.00%, 09/01/2042	1,286,158
298,091	4.00%, 11/25/2042(5)	43,490
253,171	4.00%, 03/01/2045	273,687
1,059,431	4.00%, 07/01/2045	1,151,853
600,924	4.00%, 05/01/2046	647,697
1,298,639	4.00%, 06/01/2046	1,397,995
1,291,089	4.00%, 04/01/2047	1,403,532
6,034,804	4.00%, 10/01/2047	6,491,523
7,733,413	4.00%, 07/01/2048	8,248,910
3,459,187	4.00%, 09/01/2048	3,688,149
4,096,018	4.00%, 02/01/2049	4,366,557
5,222,335	4.00%, 11/01/2049	5,561,940
7,965,786	4.00%, 12/01/2049	8,490,489
362,418	4.50%, 04/01/2025	385,745
490,381	4.50%, 07/25/2027(5)	35,290
911,268	4.50%, 09/01/2035	996,409
3,437,457	4.50%, 08/01/2040	3,766,239
3,069,483	4.50%, 10/01/2040	3,362,630
1,344,214	4.50%, 10/01/2041	1,472,611
3,036,289	4.50%, 08/25/2043(5)	462,032
1,191,120	4.50%, 09/01/2043	1,303,410
6,208,988	4.50%, 01/01/2051	6,918,942
338,878	5.00%, 06/01/2022	355,590
172,353	5.00%, 06/01/2025	181,222
459,223	5.00%, 04/25/2038	509,474
3,104,955	5.00%, 02/01/2049	3,350,863
374,437	5.00%, 03/01/2049	404,126
235,753	5.47%, 05/25/2042(3)(5)	23,050
8,764	5.50%, 05/01/2020	8,768
64,494	5.50%, 06/01/2022	66,595
189,172	5.50%, 06/01/2033	212,669
148,545	5.50%, 08/01/2033	165,308
949,320	5.50%, 09/01/2033	1,071,793
928,896	5.50%, 12/01/2033	1,048,976
632,560	5.50%, 01/01/2034	714,502
3,313,080	5.50%, 11/01/2035	3,751,683
960,558	5.50%, 04/01/2036	1,088,507
746,829	5.50%, 09/01/2036	843,791
65,415	5.50%, 01/01/2037	73,863
534,751	5.50%, 04/25/2037	624,510
3,084,342	5.50%, 11/25/2040(5)	553,202
2,140,379	5.50%, 06/25/2042(5)	470,905
2,531,107	5.50%, 08/25/2044(5)	539,204
664	6.00%, 03/01/2022	667
354,074	6.00%, 12/01/2032	398,464
334,928	6.00%, 01/01/2033	377,499
69,388	6.00%, 02/01/2033	76,840
431,551	6.00%, 03/01/2033	490,258
842,743	6.00%, 02/01/2037	968,869
2,101,496	6.00%, 01/25/2042(5)	356,766
1,489,850	6.00%, 09/25/2047(5)	347,706
550	6.50%, 05/01/2031	609
944	6.50%, 09/01/2031	1,073
1,254	6.50%, 07/01/2032	1,448
1,139	7.00%, 07/01/2029	1,340
85	7.00%, 12/01/2030	88
597	7.00%, 02/01/2032	638
167	7.00%, 03/01/2032	203

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,725	7.00%, 09/01/2032	$1,870
879	7.50%, 10/01/2022	933
1,309	7.50%, 06/01/2027	1,524
1,944	7.50%, 10/01/2029	1,995
12,293	7.50%, 03/01/2030	14,127
7,677	7.50%, 04/01/2030	8,312
975	7.50%, 06/01/2030	1,149
1,661	7.50%, 07/01/2030	1,931
433	7.50%, 08/01/2030	506
5,091	7.50%, 10/01/2030	5,154
7,039	7.50%, 01/01/2031	7,216
17,697	7.50%, 05/01/2031	20,644
5,901	7.50%, 06/01/2031	6,134
1,336	7.50%, 08/01/2031	1,539
31,941	7.50%, 09/01/2031	33,361
205	7.50%, 05/01/2032	249

		197,782,869

	GNMA - 16.4%
$ 1,619,211	1.75%, 09/20/2043	$1,666,259
1,540,219	2.00%, 01/20/2042	1,594,885
1,496,878	2.50%, 12/16/2039	1,564,191
2,289,556	2.50%, 07/20/2041	2,387,143
127,060,000	2.50%, 04/21/2050(17)	132,787,627
765,906	3.00%, 09/20/2028(5)	57,015
522,785	3.00%, 02/16/2043(5)	63,120
5,137,234	3.00%, 03/15/2045	5,441,683
307,974	3.00%, 04/15/2045	326,133
3,547,960	3.00%, 07/15/2045	3,752,692
78,493	3.00%, 08/15/2045	83,046
1,320,791	3.00%, 10/20/2047	1,394,638
28,063,947	3.00%, 01/20/2050	29,714,636
11,940,000	3.00%, 04/21/2050(17)	12,621,419
312,216	3.50%, 02/16/2027(5)	22,611
793,949	3.50%, 03/20/2027(5)	65,098
735,601	3.50%, 07/20/2040(5)	51,761
1,116,682	3.50%, 02/20/2041(5)	71,504
2,000,250	3.50%, 04/20/2042(5)	139,258
3,101,697	3.50%, 10/20/2042(5)	464,141
360,071	3.50%, 11/15/2042	393,811
10,309	3.50%, 12/15/2042	11,183
217,941	3.50%, 02/15/2043	236,411
12,898	3.50%, 03/15/2043	13,991
1,570,218	3.50%, 04/15/2043	1,703,103
4,020,949	3.50%, 05/15/2043	4,354,112
315,823	3.50%, 05/20/2043(5)	50,086
1,648,060	3.50%, 07/20/2043(5)	181,886
1,838,922	3.50%, 08/20/2047	1,953,971
1,664,823	3.50%, 03/20/2048	1,765,652
51,366,000	3.50%, 04/21/2050(17)	54,139,322
220,230	4.00%, 12/16/2026(5)	16,935
3,234,082	4.00%, 05/20/2029(5)	257,278
4,257,184	4.00%, 07/20/2040	4,639,333
4,992,839	4.00%, 09/20/2040	5,442,239
7,527,496	4.00%, 10/20/2040	8,206,525
1,287,649	4.00%, 12/20/2040	1,420,447
368,807	4.00%, 05/16/2042(5)	48,495
588,385	4.00%, 03/20/2043(5)	93,426
266,290	4.00%, 01/20/2044(5)	45,288
2,430,791	4.00%, 01/16/2046(5)	415,173
2,054,517	4.00%, 03/20/2047(5)	268,317
3,263,030	4.00%, 07/20/2047(5)	317,855
983,929	4.00%, 11/20/2047	1,067,517
4,175,896	4.00%, 03/20/2048	4,499,996
5,081,000	4.00%, 04/21/2050(17)	5,397,823
237,857	4.50%, 11/15/2039	263,251

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,638,213	4.50%, 05/15/2040	$1,832,501
4,894,803	4.50%, 05/20/2040	5,391,648
211,614	4.50%, 07/15/2041	233,803
983,534	4.50%, 04/20/2045(5)	164,732
4,258,870	4.50%, 08/20/2045	683,098
425,502	4.50%, 01/20/2046	464,383
4,009,604	4.50%, 01/20/2047(5)	469,169
3,357,897	4.50%, 05/20/2048(5)	345,569
4,230,000	4.50%, 04/21/2050(17)	4,489,087
2,438,699	5.00%, 02/16/2040(5)	441,289
527,809	5.00%, 05/20/2040	584,073
1,311,620	5.00%, 06/15/2041	1,460,414
1,469,721	5.00%, 10/16/2041(5)	236,550
2,022,416	5.00%, 03/15/2044	2,251,730
576,599	5.00%, 01/16/2047(5)	109,139
4,400,000	5.00%, 04/21/2050(17)	4,749,078
451,014	5.50%, 03/15/2033	507,383
576,672	5.50%, 04/15/2033	650,326
727,273	5.50%, 05/15/2033	836,861
977,992	5.50%, 10/20/2034	1,101,183
2,042,254	5.50%, 03/20/2039(5)	367,858
1,746,721	5.50%, 02/16/2047(5)	312,889
1,065,387	5.50%, 02/20/2047(5)	173,533
1,228	6.00%, 12/15/2023	1,353
969	6.00%, 01/15/2029	1,071
1,012	6.00%, 04/15/2029	1,145
41,761	6.00%, 12/15/2031	46,651
793	6.00%, 10/15/2032	901
16,874	6.00%, 06/15/2033	19,136
1,151	6.00%, 03/15/2034	1,282
45,734	6.00%, 08/15/2034	51,945
72,991	6.00%, 09/15/2034	81,453
39,021	6.00%, 02/15/2035	44,330
215,182	6.00%, 12/15/2035	238,899
24,580	6.00%, 02/15/2036	27,134
167,166	6.00%, 03/15/2036	189,942
16,851	6.00%, 04/15/2036	18,599
86,611	6.00%, 05/15/2036	97,019
172,144	6.00%, 06/15/2036	194,348
62,456	6.00%, 07/15/2036	69,145
18,778	6.00%, 08/15/2036	20,785
148,605	6.00%, 02/15/2037	168,553
503	6.00%, 05/15/2037	561
317,540	6.00%, 06/15/2037	360,093
247,183	6.00%, 07/15/2037	280,621
57,845	6.00%, 08/15/2037	65,653
81,794	6.00%, 10/15/2037	92,800
46,841	6.00%, 11/15/2037	53,206
68,751	6.00%, 12/15/2037	78,237
149,925	6.00%, 01/15/2038	171,971
10,611	6.00%, 02/15/2038	11,890
24,614	6.00%, 05/15/2038	27,983
6,215	6.00%, 06/15/2038	6,960
27,526	6.00%, 08/15/2038	31,186
90,837	6.00%, 09/15/2038	102,447
107,132	6.00%, 10/15/2038	123,829
225,094	6.00%, 11/15/2038	254,629
67,212	6.00%, 12/15/2038	75,853
1,358	6.00%, 01/15/2039	1,534
35,054	6.00%, 08/15/2039	39,026
56,094	6.00%, 11/15/2039	63,503
13,485	6.00%, 02/15/2040	14,879
743,588	6.00%, 06/15/2040	844,916
135,575	6.00%, 07/15/2040	154,092
1,617,709	6.00%, 09/20/2040(5)	307,800
752,945	6.00%, 06/15/2041	854,815

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,575,401	6.00%, 02/20/2046(5)	$341,834
20,672	6.50%, 06/15/2028	23,143
445	6.50%, 07/15/2028	489
1,697	6.50%, 08/15/2028	1,863
13,992	6.50%, 09/15/2028	15,367
864	6.50%, 10/15/2028	948
2,725	6.50%, 11/15/2028	2,993
4,480	6.50%, 12/15/2028	4,916
5,337	6.50%, 01/15/2029	5,856
19,908	6.50%, 02/15/2029	21,952
142,769	6.50%, 03/15/2029	158,464
29,416	6.50%, 04/15/2029	32,448
15,648	6.50%, 05/15/2029	17,338
149,025	6.50%, 06/15/2029	164,512
5,915	6.50%, 07/15/2029	6,491
196	6.50%, 03/15/2031	222
178,154	6.50%, 04/15/2031	198,715
40,493	6.50%, 05/15/2031	47,251
7,318	6.50%, 06/15/2031	8,282
163,893	6.50%, 07/15/2031	183,563
87,216	6.50%, 08/15/2031	97,864
104,418	6.50%, 09/15/2031	115,716
141,109	6.50%, 10/15/2031	160,040
271,417	6.50%, 11/15/2031	305,875
45,027	6.50%, 12/15/2031	49,411
192,477	6.50%, 01/15/2032	217,884
48,097	6.50%, 02/15/2032	56,075
37,917	6.50%, 03/15/2032	42,760
169,560	6.50%, 04/15/2032	197,202
653	6.50%, 05/15/2032	736
34,238	6.50%, 06/15/2032	38,997
2,410	7.00%, 06/20/2030	2,524
569	7.00%, 02/15/2031	647
177	7.00%, 06/15/2031	192
140	7.00%, 08/15/2031	162
517	8.50%, 11/15/2024	520

		327,144,009

	UMBS - 16.4%
$ 2,900,000	2.00%, 04/20/2035(17)	$2,977,201
1,635,000	2.00%, 05/13/2050(17)	1,650,775
18,375,000	2.50%, 04/20/2035(17)	19,056,526
17,040,000	2.50%, 04/15/2050(17)	17,652,375
99,400,000	2.50%, 05/13/2050(17)	102,793,861
11,025,000	3.00%, 04/20/2035(17)	11,534,466
50,477,000	3.00%, 04/15/2050(17)	52,916,064
47,700,000	3.00%, 05/13/2050(17)	49,978,793
36,569,000	4.00%, 04/15/2050(17)	38,997,802
25,715,000	4.50%, 04/15/2050(17)	27,670,746
2,509,500	5.00%, 04/15/2050(17)	2,707,025

		327,935,634

	Total U.S. Government Agencies (cost $979,905,321)	$1,008,222,475

U.S. Government Securities - 9.4%
	U.S. Treasury Securities - 9.4%
	U.S. Treasury Bonds - 7.1%
$ 1,428,634	0.13%, 01/15/2030	$1,470,923
3,796,980	1.00%, 02/15/2048(18)	4,674,106
13,709,000	2.88%, 11/15/2046(19)	18,547,313
1,095,000	3.00%, 05/15/2045	1,491,595
47,195,000	3.13%, 08/15/2044(19)(20)	65,140,162
35,150,000	3.38%, 05/15/2044(19)(21)	50,280,977

		141,605,076

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	U.S. Treasury Notes - 2.3%
$ 11,147,936	0.38%, 01/15/2027(18)	$11,407,538
3,236,442	0.50%, 01/15/2028(18)	3,370,675
16,283,250	0.63%, 01/15/2026(18)	16,818,614
11,027,416	0.88%, 01/15/2029(18)(19)	11,978,351
2,526,748	1.00%, 02/15/2049(18)	3,139,209

		46,714,387

	Total U.S. Government Securities (cost $156,651,462)	$188,319,463

Common Stocks - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A*(22)(23)	56,898
30,559	Philadelphia Energy Solutions Class A	3,820
14,557	Templar Energy LLC Class A*	146

		60,864

	Total Common Stocks (cost $593,434)	$60,864

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)(9)	1,628,824

	Total Preferred Stocks (cost $1,591,820)	$1,628,824

Warrants - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/23(22)(23)	84

	Total Warrants (cost $1,339)	$84

	Total Long-Term Investments (cost $2,515,020,359)	$2,521,495,498

Short-Term Investments - 2.1%
	Commercial Paper - 0.5%
1,000,000	Bank of China Ltd. 1.92%, 07/15/2020	994,252
	Boeing Co.
975,000	1.65%, 06/03/2020	968,153
500,000	1.98%, 05/26/2020	498,488
350,000	CNPC Finance 1.92%, 05/22/2020	349,043
250,000	1.94%, 05/07/2020	249,510
	General Electric Co.
1,000,000	1.89%, 06/02/2020	994,225
1,000,000	1.95%, 04/28/2020	998,507
250,000	General Motors Financial Co., Inc. 1.90%, 05/15/2020	249,416
	Intesa Funding LLC
250,000	1.88%, 08/28/2020	248,073
250,000	1.90%, 08/14/2020	248,275
250,000	2.13%, 06/29/2020	248,906
510,000	2.25%, 06/08/2020	508,324
1,000,000	Korea Development Bank 1.88%, 05/07/2020	998,100
	Nissan Motor Acceptance Corp.
250,000	1.40%, 01/29/2021	243,268
800,000	1.94%, 10/15/2020	785,920
CAD 410,000	Province of British Columbia 1.75%, 07/02/2020	291,032

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

250,000	Toronto-Dominion Bank 1.71%, 04/20/2020		$177,479
$ 650,000	VW Credit, Inc. 1.52%, 08/11/2020		642,316

			9,693,287

	Other Investment Pools & Funds - 1.1%
22,098,285	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(24)		22,098,285

	Securities Lending Collateral - 0.5%
493,183	Citibank NA DDCA, 0.08%, 4/1/2020(24)		493,183
5,286,356	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(24)		5,286,356
1,049,954	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(24)		1,049,954
3,017,560	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(24)		3,017,560

			9,847,053

	Total Short-Term Investments (cost $41,690,133)		$41,638,625

	Total Investments Excluding Purchased Options (cost $2,556,710,492)	128.4%	$2,563,134,123
	Total Purchased Options (cost $1,176,788)	0.1%	$1,283,026

	Total Investments (cost $2,557,887,280)	128.5%	$2,564,417,149
	Other Assets and Liabilities	(28.5)%	(567,927,725)

	Total Net Assets	100.0%	$1,996,489,424

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or   as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $538,906,447, representing 27.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $39,028,248, representing 2.0% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The rate shown represents current yield to maturity.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of March 31, 2020.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2020, the aggregate value of the unfunded commitment was $87,421, which rounds to 0.0% of total net assets.
(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Securities disclosed are principal-only strips.
(16)	Security is a zero-coupon bond.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of March 31, 2020, the market value of securities pledged was $30,559,526.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $7,547,122.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2020, the market value of securities pledged was $18,667,617.
(22)	Investment valued using significant unobservable inputs.
(23)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2020, the aggregate fair value of these securities was $56,982, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(24)	Current yield as of period end.

OTC Swaption Contracts Outstanding at March 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Pay	02/28/30	USD	575,000	575,000	$144,555	$100,357	$44,198
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	1,075,000	1,075,000	491,920	110,402	381,518
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	1,075,000	1,075,000	373,778	175,763	198,015

Total Calls								$1,010,253	$386,522	$623,731

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Receive	02/28/30	USD	575,000	575,000	$76,820	$100,357	$(23,537)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	1.70%	Receive	11/23/20	USD	12,045,000	12,045,000	43,314	301,727	(258,413)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	1,075,000	1,075,000	56,147	212,420	(156,273)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	1,075,000	1,075,000	96,492	175,762	(79,270)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Total Puts	$272,773	$790,266	$(517,493)

Total purchased swaption contracts	$1,283,026	$1,176,788	$106,238

*    Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at March 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
CDX.NA.IG.33	MSC	102.50%	Pay	04/15/20	USD	(80,615,000)	80,615,000	$(399,741)	$(499,813)	$100,072
CDX.NA.IG.33	MSC	65.00%	Pay	04/15/20	USD	(80,615,000)	80,615,000	(11,022)	(203,553)	192,531
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Pay	03/31/21	USD	(908,000)	908,000	(77,407)	(77,407)	—

Total Calls								$(488,170)	$(780,773)	$292,603

Written swaption contracts:
Puts

CDX.NA.IG.33 &	MSC	65.00%	Receive	04/15/20	USD	(80,615,000)	80,615,000	$(1,643,740)	$(306,337)	$(1,337,403)
CDX.NA.IG.33	MSC	102.50%	Receive	04/15/20	USD	(80,615,000)	80,615,000	(634,650)	(612,674)	(21,976)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Receive	03/31/21	USD	(908,000)	908,000	(77,407)	(77,407)	—

Total Puts								$(2,355,797)	$(996,418)	$(1,359,379)

Total written swaption contracts								$(2,843,967)	$(1,777,191)	$(1,066,776)

Futures Contracts Outstanding at March 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,044	06/30/2020	$230,079,656	$762,212
U.S. Treasury 5-Year Note Future	675	06/30/2020	84,617,578	1,618,279
U.S. Treasury 10-Year Note Future	366	06/19/2020	50,759,625	323,954
U.S. Treasury 10-Year Ultra Future	36	06/19/2020	5,617,125	(34,378)
U.S. Treasury Ultra Bond Future	371	06/19/2020	82,315,625	5,642,769

Total				$8,312,836

Short position contracts:
Euro-BUXL 30-Year Bond Future	11	06/08/2020	$2,546,485	$102,625
U.S. Treasury Long Bond Future	328	06/19/2020	58,732,500	(2,032,974)

Total				$(1,930,349)

Total futures contracts				$6,382,487

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

TBA Sale Commitments Outstanding at March 31, 2020
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA II, 3.00%	$18,065,000	04/21/2050	$(19,095,975)	$(508,784)
UMBS, 3.00%	3,440,000	04/15/2050	(3,606,222)	(64,231)
UMBS, 3.50%	2,506,000	05/13/2050	(2,645,402)	(9,795)
UMBS, 4.00%	3,200,000	04/20/2035	(3,365,000)	(9,000)
UMBS, 4.00%	23,771,500	04/15/2050	(25,350,331)	(278,827)
UMBS, 5.00%	2,509,500	04/15/2050	(2,707,025)	19,311
UMBS, 5.00%	2,509,500	05/13/2050	(2,704,646)	(24,382)
UMBS, 5.50%	13,400,000	04/15/2050	(14,667,242)	5,758
UMBS, 6.00%	3,300,000	04/15/2050	(3,655,395)	17,918

Total (proceeds receivable $76,945,206)			$(77,797,238)	$(852,032)

At March 31, 2020, the aggregate market value of TBA Sale Commitments represents (3.9)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at March 31, 2020

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,362,686	(0.09%)	08/25/37	Monthly	$288,080	$—	$39,156	$(248,924)
ABX.HE.AAA.07	CSI	USD	3,312,423	(0.09%)	08/25/37	Monthly	805,180	—	95,181	(709,999)
ABX.HE.PENAAA.06	MSC	USD	543,630	(0.11%)	05/25/46	Monthly	59,238	—	48,915	(10,323)
ABX.HE.PENAAA.06	JPM	USD	1,241,064	(0.11%)	05/25/46	Monthly	134,914	—	111,654	(23,260)
ABX.HE.PENAAA.06	GSC	USD	509,415	(0.11%)	05/25/46	Monthly	125,269	—	45,792	(79,477)

Total							$1,412,681	$—	$340,698	$(1,071,983)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,362,685	0.09%	08/25/37	Monthly	$12,029	$—	$(39,151)	$(51,180)
ABX.HE.AAA.07	MSC	USD	3,312,421	0.09%	08/25/37	Monthly	29,426	—	(95,171)	(124,597)
ABX.HE.PENAAA.06	BCLY	USD	2,294,114	0.11%	05/25/46	Monthly	—	(57,946)	(206,424)	(148,478)
CMBX.NA.BB.6	CSI	USD	1,566,000	5.00%	05/11/63	Monthly	—	(269,501)	(603,796)	(334,295)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(481,867)	(1,079,583)	(597,716)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(643,381)	(1,260,799)	(617,418)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(292,138)	(1,100,789)	(808,651)
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(25,823)	(112,997)	(87,174)
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(339,517)	(685,046)	(345,529)
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(650,456)	(1,180,351)	(529,895)
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(800,321)	(1,621,983)	(821,662)

CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,318,902)	(2,393,189)	(1,074,287)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(38,322)	(101,489)	(63,167)
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	—	(69,564)	(105,855)	(36,291)
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(123,175)	(200,796)	(77,621)
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(290,351)	(594,976)	(304,625)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(602,486)	(926,499)	(324,013)

Total							$41,455	$(6,003,750)	$(12,308,894)	$(6,346,599)

Total traded indices							$1,454,136	$(6,003,750)	$(11,968,196)	$(7,418,582)

Total OTC contracts							$1,454,136	$(6,003,750)	$(11,968,196)	$(7,418,582)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.33.V1	USD	80,615,000	(1.00%)	12/20/24	Quarterly	$(308,490)	$262,591	$571,081

Credit default swaps on indices:
Sell protection:
CDX.EM.33.V1	USD	25,835,000	1.00%	06/20/25	Quarterly	$(3,088,856)	$(2,912,419)	$176,437
CDX.NA.HY.33.V3	USD	980,000	5.00%	12/20/24	Quarterly	61,847	(58,151)	(119,998)
CDX.NA.IG.33.V1	USD	20,680,000	1.00%	12/20/24	Quarterly	499,538	(67,509)	(567,047)

Total						$(2,527,471)	$(3,038,079)	$(510,608)

Total						$(2,835,961)	$(2,775,488)	$60,473

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.62% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$(1,207,632)	$(1,207,632)
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	49,127	—	(823,883)	(873,010)
3 Mo. USD LIBOR	2.35% Fixed	USD	26,540,000	04/09/24	Semi-Annual	—	—	(2,195,976)	(2,195,976)
3 Mo. USD LIBOR	2.36% Fixed	USD	27,595,000	04/09/24	Semi-Annual	—	—	(2,287,605)	(2,287,605)
3 Mo. USD LIBOR	2.36% Fixed	USD	28,350,000	04/09/24	Semi-Annual	—	—	(2,347,012)	(2,347,012)
3 Mo. USD LIBOR	2.35% Fixed	USD	37,805,000	04/09/24	Semi-Annual	—	—	(3,126,370)	(3,126,370)
3 Mo. USD LIBOR	0.48% Fixed	USD	4,595,000	04/01/25	Semi-Annual	—	—	(6,862)	(6,862)
3 Mo. USD LIBOR	1.71% Fixed	USD	3,630,000	10/29/29	Semi-Annual	—	—	(362,887)	(362,887)
3 Mo. USD LIBOR	1.72% Fixed	USD	7,045,000	10/29/29	Semi-Annual	—	—	(707,751)	(707,751)
3 Mo. USD LIBOR	1.72% Fixed	USD	11,710,000	10/29/29	Semi-Annual	—	—	(1,183,327)	(1,183,327)
3 Mo. USD LIBOR	1.76% Fixed	USD	5,305,000	10/30/29	Semi-Annual	—	—	(556,601)	(556,601)
3 Mo. USD LIBOR	1.76% Fixed	USD	5,855,000	10/30/29	Semi-Annual	—	—	(616,327)	(616,327)
3 Mo. USD LIBOR	0.84% Fixed	USD	11,270,000	03/20/30	Semi-Annual	—	—	(149,548)	(149,548)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(464,608)	(10,835,577)	(10,370,969)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,271,000	12/31/48	Semi-Annual	—	—	(672,899)	(672,899)
3 Mo. USD LIBOR	2.38% Fixed	USD	492,000	05/31/49	Semi-Annual	—	—	(199,919)	(199,919)
3 Mo. USD LIBOR	0.77% Fixed	USD	1,385,000	03/13/50	Semi-Annual	—	—	46,461	46,461
3 Mo. USD LIBOR	0.91% Fixed	USD	187,000	03/24/50	Semi-Annual	—	—	(750)	(750)
3 Mo. USD LIBOR	0.86% Fixed	USD	192,000	03/30/50	Semi-Annual	—	—	(1,903)	(1,903)
3 Mo. USD LIBOR	0.81% Fixed	USD	319,000	03/31/50	Semi-Annual	—	—	7,304	7,304
3 Mo. USD LIBOR	0.85% Fixed	USD	85,000	04/01/50	Semi-Annual	6	—	(957)	(963)
3 Mo. USD LIBOR	0.72% Fixed	USD	1,063,000	03/29/60	Semi-Annual	—	—	(52,019)	(52,019)

Total						$49,133	$(464,608)	$(27,282,040)	$(26,866,565)

Foreign Currency Contracts Outstanding at March 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
52,200,000	EGP	3,065,179	USD	GSC	06/17/20	$137,229	$—
254,000	EUR	281,274	USD	GSC	04/30/20	—	(792)
4,384,000	EUR	4,815,744	USD	JPM	06/17/20	46,734	(12,964)
991,000	EUR	1,078,817	USD	MSC	06/17/20	17,412	—
1,321,000	EUR	1,465,479	USD	GSC	06/17/20	—	(4,209)
595,000	GBP	702,016	USD	JPM	06/17/20	38,037	—
15,093,352	USD	22,854,000	AUD	RBS	05/29/20	1,033,123	—

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

422,222	USD	550,000	CAD	MSC	04/08/20	$31,370	$—
921,637	USD	1,215,000	CAD	RBC	04/09/20	58,198	—
378,279	USD	500,000	CAD	HSBC	04/09/20	22,955	—
188,052	USD	250,000	CAD	SSG	04/20/20	10,363	—
150,866	USD	200,000	CAD	BNP	05/07/20	8,690	—
669,487	USD	885,000	CAD	RBS	05/22/20	40,298	—
16,031,326	USD	21,285,000	CAD	HSBC	05/29/20	898,113	—
985,901	USD	1,300,000	CAD	DEUT	06/01/20	61,611	—
297,958	USD	400,000	CAD	MSC	06/19/20	13,509	—
314,174	USD	410,000	CAD	MSC	07/02/20	22,579	—
150,870	USD	200,000	CAD	GSC	11/19/20	8,565	—
1,049,864	USD	1,390,000	CAD	HSBC	11/25/20	60,824	—
413,909	USD	550,000	CAD	CBK	11/25/20	22,563	—
152,141	USD	200,000	CAD	MSC	11/27/20	9,832	—
2,723,040	USD	2,531,000	EUR	MSC	04/30/20	—	(71,841)
1,272,132	USD	1,135,000	EUR	JPM	05/14/20	18,141	—
14,916,402	USD	13,320,000	EUR	DEUT	06/17/20	182,021	—
2,117,317	USD	1,688,000	GBP	BMO	06/17/20	17,808	—
2,119,560	USD	228,850,000	JPY	JPM	04/06/20	—	(9,148)
210,110	USD	22,900,000	JPY	JPM	04/13/20	—	(2,986)
2,621,677	USD	285,600,000	JPY	JPM	04/27/20	—	(38,277)
4,259,815	USD	457,850,000	JPY	JPM	05/11/20	—	(6,799)
6,278,900	USD	686,550,000	JPY	MSC	05/11/20	—	(118,924)
5,018,954	USD	548,400,000	JPY	MSC	05/18/20	—	(92,701)
172,142	USD	18,150,000	JPY	JPM	06/08/20	2,843	—
2,211,027	USD	44,875,000	MXN	GSC	06/10/21	430,835	—
10,968,737	USD	16,767,000	NZD	MSC	04/30/20	966,383	—
Total						$4,160,036	$(358,641)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index

Other Abbreviations:
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$509,352,380	$—	$509,352,380	$—
Corporate Bonds	660,573,306	—	660,573,306	—
Foreign Government Obligations	86,275,060	—	86,275,060	—
Municipal Bonds	21,115,979	—	21,115,979	—
Senior Floating Rate Interests	45,947,063	—	45,947,063	—
U.S. Government Agencies	1,008,222,475	—	1,008,222,475	—
U.S. Government Securities	188,319,463	—	188,319,463	—
Common Stocks
Energy	60,864	—	3,966	56,898
Preferred Stocks	1,628,824	1,628,824	—	—
Warrants	84	—	—	84
Short-Term Investments	41,638,625	31,945,338	9,693,287	—
Purchased Options	1,283,026	—	1,283,026	—
Foreign Currency Contracts(2)	4,160,036	—	4,160,036	—
Futures Contracts(2)	8,449,839	8,449,839	—	—
Swaps - Credit Default(2)	747,518	—	747,518	—
Swaps - Interest Rate(2)	53,765	—	53,765	—

Total	$2,577,828,307	$42,024,001	$2,535,747,324	$56,982

Liabilities
Foreign Currency Contracts(2)	$(358,641)	$—	$(358,641)	$—
Futures Contracts(2)	(2,067,352)	(2,067,352)	—	—
Swaps - Credit Default(2)	(8,105,627)	—	(8,105,627)	—
Swaps - Interest Rate(2)	(26,920,330)	—	(26,920,330)	—
TBA Sale Commitments	(77,797,238)	—	(77,797,238)	—
Written Options	(2,843,967)	—	(2,843,967)	—

Total	$(118,093,155)	$(2,067,352)	$(116,025,803)	$—

(1)	For the period ended March 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended March 31, 2020 is not presented.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 38.2%
	Asset-Backed - Automobile - 24.3%
	Ally Auto Receivables Trust
$ 2,275,000	1.93%, 10/17/2022	$2,274,574
545,386	2.85%, 03/15/2022	546,073
	American Credit Acceptance Receivables Trust
1,237,348	1.89%, 04/13/2023(1)	1,220,758
1,108,207	2.44%, 12/12/2022(1)	1,101,377
322,305	2.85%, 07/12/2022(1)	319,749
376,367	3.06%, 07/12/2022(1)	376,104
	AmeriCredit Automobile Receivables Trust
1,445,000	2.06%, 04/18/2024	1,466,454
396,771	2.17%, 01/18/2023	398,076
92,598	2.86%, 11/18/2021	92,542
365,763	2.93%, 06/20/2022	365,526
2,390,000	2.97%, 11/20/2023	2,403,359
289,976	3.11%, 01/18/2022	289,524
	ARI Fleet Lease Trust
645,000	1.77%, 08/15/2028(1)	628,875
113,020	1.91%, 04/15/2026(1)	112,795
2,450,000	2.28%, 04/15/2026(1)	2,435,506
204,173	2.55%, 10/15/2026(1)	203,570
481,609	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	481,013
565,000	BMW Floorplan Master Owner Trust 1.03%, 05/15/2023, 1 mo. USD LIBOR + 0.320%(1)(2)	551,200
280,911	BMW Vehicle Lease Trust 2.97%, 12/21/2020	281,046
	Canadian Pacer Auto Receivables Trust
1,970,000	1.77%, 11/21/2022(1)	1,962,393
25,778	2.05%, 03/19/2021(1)	25,724
1,093,894	2.78%, 03/21/2022(1)	1,092,791
210,051	3.00%, 06/21/2021(1)	209,743
	Capital Auto Receivables Asset Trust
31,782	2.02%, 08/20/2021(1)	31,725
114,667	3.02%, 02/22/2021(1)	114,591
	CarMax Auto Owner Trust
222,568	1.40%, 08/15/2021	222,084
1,395,000	2.01%, 03/15/2023	1,393,571
1,058,063	2.21%, 12/15/2022	1,061,135
506,785	2.69%, 07/15/2022	508,770
339,368	2.88%, 10/15/2021	339,703
416,913	3.02%, 07/15/2022	416,852
839,818	3.11%, 02/15/2022	841,065
865,000	Carvana Auto Receivables Trust 2.20%, 07/15/2022(1)	857,416
	Chesapeake Funding LLC
965,166	1.08%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	944,620
181,614	1.16%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(2)	179,973
377,820	1.91%, 08/15/2029(1)	375,583
2,278,378	1.95%, 09/15/2031(1)	2,241,825
607,549	2.12%, 11/15/2029(1)	603,783
1,141,362	2.94%, 04/15/2031(1)	1,133,007
511,605	3.04%, 04/15/2030(1)	506,643
743,205	3.39%, 01/15/2031(1)	746,916
	CPS Auto Receivables Trust
1,136,756	2.09%, 05/15/2023(1)	1,129,684
378,469	2.17%, 12/15/2022(1)	374,543
865,985	2.55%, 09/15/2022(1)	859,560
243,380	2.89%, 05/16/2022(1)	242,316
122,527	3.06%, 01/18/2022(1)	122,365
369,108	3.18%, 06/15/2022(1)	370,019
	Drive Auto Receivables Trust
1,015,000	2.02%, 11/15/2023	1,007,791
1,145,000	2.16%, 05/15/2023	1,144,410

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 576,159	2.32%, 06/15/2022	$574,078
605,000	3.04%, 03/15/2023	606,636
613,358	3.18%, 10/17/2022	612,631
482,654	3.34%, 10/15/2022	482,440
	DT Auto Owner Trust
755,294	1.94%, 09/15/2023(1)	746,329
1,171,803	2.17%, 05/15/2023(1)	1,161,032
731,790	2.55%, 08/15/2022(1)	728,341
323,429	2.85%, 09/15/2022(1)	322,419
292,156	3.02%, 02/15/2022(1)	292,167
320,072	3.08%, 09/15/2022(1)	319,580
	Enterprise Fleet Financing LLC
1,200,000	1.78%, 12/22/2025(1)	1,193,341
75,755	1.97%, 01/20/2023(1)	75,682
1,880,000	2.06%, 05/20/2025(1)	1,872,405
1,022,305	2.13%, 05/22/2023(1)	1,017,589
1,715,000	2.29%, 02/20/2025(1)	1,711,787
541,953	2.87%, 10/20/2023(1)	539,224
1,334,472	2.98%, 10/20/2024(1)	1,336,054
922,366	3.14%, 02/20/2024(1)	918,833
410,078	3.38%, 05/20/2024(1)	410,136
	Exeter Automobile Receivables Trust
908,831	2.05%, 06/15/2023(1)	898,792
910,720	2.18%, 01/17/2023(1)	903,120
475,236	2.59%, 09/15/2022(1)	472,291
428,309	2.93%, 07/15/2022(1)	425,240
240,924	3.20%, 04/15/2022(1)	240,812
	First Investors Auto Owner Trust
1,397,457	2.21%, 09/16/2024(1)	1,382,921
506,801	2.66%, 05/16/2022	508,162
528,954	2.89%, 03/15/2024(1)	524,715
248,885	3.23%, 12/15/2022(1)	247,842
	Flagship Credit Auto Trust
1,529,397	1.90%, 08/15/2024(1)	1,497,117
814,220	2.17%, 06/17/2024(1)	800,760
1,565,493	2.33%, 02/15/2024(1)	1,523,484
1,216,848	2.83%, 10/16/2023(1)	1,200,822
338,724	3.07%, 02/15/2023(1)	336,899
786,315	3.11%, 08/15/2023(1)	782,921
1,035,222	3.41%, 05/15/2023(1)	1,040,567
	Ford Credit Auto Lease Trust
990,000	1.80%, 07/15/2022	983,260
274,247	2.01%, 03/15/2022	274,297
1,455,430	2.28%, 02/15/2022	1,456,107
898,084	2.35%, 02/15/2022	894,877
1,256,364	2.78%, 02/15/2022	1,256,268
976,536	2.84%, 09/15/2021	977,387
142,358	2.93%, 04/15/2021	142,358
	GM Financial Automobile Leasing Trust
1,185,000	2.03%, 06/20/2022	1,183,904
1,233,724	2.09%, 10/20/2021	1,232,499
490,000	2.67%, 03/21/2022	495,936
429,929	2.91%, 04/20/2021	429,993
805,000	2.98%, 12/20/2021	809,028
643,020	GM Financial Consumer Automobile 1.78%, 10/18/2021(1)	639,904
	GM Financial Consumer Automobile Receivables Trust
740,000	1.83%, 01/17/2023	741,845
95,364	2.74%, 07/16/2021	95,378
241,280	2.93%, 11/16/2021	241,477
369,085	2.99%, 03/16/2022	367,353
1,564,356	Great American Auto Leasing, Inc. 2.97%, 06/15/2021(1)	1,562,481
	Honda Auto Receivables Owner Trust

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,835,000	1.90%, 04/15/2022	$1,831,527
314,418	2.98%, 05/17/2021	314,615
1,261,188	Huntington Auto Trust 1.93%, 04/15/2022	1,252,612
	Hyundai Auto Lease Securitization Trust
1,120,000	1.90%, 05/16/2022(1)	1,120,033
1,599,091	2.08%, 12/15/2021(1)	1,581,406
1,337,108	2.92%, 07/15/2021(1)	1,333,416
	Mercedes-Benz Auto Lease Trust
565,000	1.82%, 03/15/2022	565,502
328,719	3.01%, 02/16/2021	329,016
1,127	Mercedes-Benz Auto Receivables Trust 2.71%, 04/15/2021	1,127
	Nissan Auto Lease Trust
1,285,000	1.80%, 05/16/2022	1,287,614
430,265	3.03%, 02/16/2021	430,491
	Nissan Auto Receivables Owner Trust
1,650,000	1.97%, 09/15/2022	1,653,424
586,285	2.82%, 01/18/2022	587,738
	Prestige Auto Receivables Trust
814,131	2.44%, 07/15/2022(1)	811,812
62,351	2.97%, 12/15/2021(1)	62,304
734,287	Santander Drive Auto Receivables Trust 3.00%, 12/15/2022	733,223
511,815	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	511,592
	Securitized Term Auto Receivables Trust
661,713	2.21%, 06/25/2021(1)	660,663
2,280,000	2.99%, 02/27/2023(1)	2,269,924
533,599	Toyota Auto Receivables Owner Trust 2.83%, 10/15/2021	534,274
359,982	United Auto Credit Securitization Trust 2.82%, 07/12/2021(1)	359,555
691,888	USAA Auto Owner Trust 2.26%, 02/15/2022	693,315
	Volkswagen Auto Lease Trust
1,430,000	1.99%, 11/21/2022	1,450,643
1,655,000	2.00%, 03/21/2022	1,656,053
185,512	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	185,392
	Westlake Automobile Receivables Trust
1,295,000	2.15%, 02/15/2023(1)	1,281,414
907,862	3.06%, 05/16/2022(1)	904,189
	Wheels SPV LLC
2,947	1.88%, 04/20/2026(1)	2,945
99,806	2.37%, 06/22/2020(1)	99,744
1,020,610	3.06%, 04/20/2027(1)	1,019,742
	World Omni Auto Receivables Trust
618,002	2.63%, 06/15/2022	619,273
270,886	2.80%, 01/18/2022	271,006
556,102	3.01%, 04/15/2022	557,060
974,780	3.02%, 04/15/2022	976,818
468,804	World Omni Automobile Lease Securitization Trust 2.96%, 06/15/2021	468,806
1,460,431	World Omni Select Auto Trust 2.06%, 08/15/2023	1,456,234

		107,974,745

	Asset-Backed - Credit Card - 0.7%
915,000	Barclays Dryrock Issuance Trust 1.04%, 03/15/2023, 1 mo. USD LIBOR + 0.330%(2)	913,380
915,000	HPEFS Equipment Trust 1.73%, 02/20/2030(1)	902,420
1,355,000	Trillium Credit Card Trust 1.30%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,265,542

		3,081,342

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Asset-Backed - Finance & Insurance - 8.5%
$ 886,994	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	$890,354
	CNH Equipment Trust
2,845,000	1.99%, 03/15/2023	2,840,453
495,514	2.55%, 09/15/2022	495,986
391,961	2.93%, 12/15/2021	392,248
769,663	2.96%, 05/16/2022	768,272
465,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	431,398
	DLL LLC
2,280,000	2.13%, 01/20/2022(1)	2,253,606
447,881	2.79%, 11/22/2021(1)	446,625
1,225,000	2.89%, 04/20/2023(1)	1,223,923
293,089	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	281,560
1,150,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,131,742
1,213,772	Finance of America HECM Buyout 2.01%, 02/25/2030(1)(3)	1,228,075
	GMF Floorplan Owner Revolving Trust
2,675,000	1.14%, 07/15/2022, 1 mo. USD LIBOR + 0.430%(1)(2)	2,650,248
742,000	2.70%, 04/15/2024(1)	738,953
1,730,000	GreatAmerica Leasing Receivables Funding LLC 1.76%, 06/15/2022(1)	1,713,220
	HPEFS Equipment Trust
875,000	2.19%, 09/20/2029(1)	867,629
628,000	2.21%, 09/20/2029(1)	618,351
1,229,250	John Deere Owner Trust 2.85%, 12/15/2021	1,232,507
	Kubota Credit Owner Trust
2,320,920	2.49%, 06/15/2022(1)	2,312,959
10,448	2.80%, 02/16/2021(1)	10,444
582,745	Marlette Funding Trust 2.24%, 03/15/2030(1)	564,945
	MMAF Equipment Finance LLC
735,000	2.07%, 10/12/2022(1)	728,726
994,881	2.84%, 01/10/2022(1)	994,128
255,033	2.92%, 07/12/2021(1)	255,049
	New York City Tax Lien
1,180,672	2.19%, 11/10/2032(1)	1,170,905
977,979	3.22%, 11/10/2031(1)	973,198
603,426	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	577,296
	SoFi Consumer Loan Program Trust
1,271,731	2.02%, 01/25/2029(1)	1,182,512
1,682,954	2.45%, 08/25/2028(1)	1,615,428
1,465,155	2.90%, 05/25/2028(1)	1,419,486
	Verizon Owner Trust
158,497	1.92%, 12/20/2021(1)	157,955
63,949	2.06%, 09/20/2021(1)	63,946
2,235,000	2.33%, 12/20/2023	2,248,648
1,060,000	3.23%, 04/20/2023	1,072,746
	Volvo Financial Equipment LLC
885,000	2.02%, 08/15/2022(1)	881,672
835,000	2.04%, 11/15/2023(1)	830,542
287,689	2.90%, 11/15/2021(1)	287,231
230,000	Volvo Financial Equipment Master Owner Trust 1.21%, 11/15/2022, 1 mo. USD LIBOR + 0.500%(1)(2)	222,254

		37,775,220

	Asset-Backed - Student Loan - 0.1%
	SLM Student Loan Trust
88,005	1.47%, 03/25/2026, 1 mo. USD LIBOR + 0.520%(2)	87,924
94,577	1.88%, 10/25/2024, 3 mo. USD LIBOR + 0.090%(2)	94,520

		182,444

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Commercial Mortgage - Backed Securities - 0.5%
$ 800,000	GS Mortgage Securities Corp. Trust 1.41%, 07/15/2032, 1 mo. USD LIBOR + 0.700%(1)(2)	$750,524
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	793,182
428,201	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	416,686

		1,960,392

	Other Asset-Backed Securities - 1.8%
757,138	Daimler Trucks Retail Trust 2.77%, 04/15/2021(1)	756,833
2,259,329	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	2,254,012
387,843	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	384,361
1,490,000	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	1,477,182
1,028,009	Towd Point Mortgage Trust 1.55%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	991,888
2,235,000	Transportation Finance Equipment Trust 1.90%, 01/24/2022(1)	2,218,003

		8,082,279

	Whole Loan Collateral CMO - 2.3%
	Bunker Hill Loan Depositary Trust
1,498,523	2.72%, 11/25/2059(1)(4)	1,447,403
553,955	3.61%, 10/26/2048(1)(4)	542,482
729,619	COLT Mortgage Loan Trust 3.69%, 10/26/2048(1)(3)	721,567
988,428	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	1,023,102
108,937	OBX Trust 1.60%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	101,636
981,019	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	969,828
686,048	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	690,479
1,191,333	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	1,142,862
	Verus Securitization Trust
1,174,971	2.64%, 11/25/2059(1)(4)	1,189,615
957,944	2.78%, 07/25/2059(1)(4)	939,233
252,217	2.93%, 02/25/2048(1)(3)	239,515
873,777	3.21%, 05/25/2059(1)(3)	855,584
547,080	3.68%, 06/01/2058(1)(3)	531,976

		10,395,282

	Total Asset & Commercial Mortgage-Backed Securities (cost $170,746,633)	$169,451,704

Corporate Bonds - 24.7%
	Auto Manufacturers - 1.8%
715,000	Daimler Finance North America LLC 2.14%, 05/04/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	712,140
1,000,000	General Motors Financial Co., Inc. 2.73%, 04/09/2021, 3 mo. USD LIBOR + 0.850%(2)	900,266
1,250,000	Hyundai Capital America 2.81%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	1,209,267
1,900,000	Nissan Motor Acceptance Corp. 1.77%, 09/28/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	1,880,640
2,000,000	Toyota Motor Credit Corp. 2.10%, 04/17/2020, 3 mo. USD LIBOR + 0.260%(2)	1,999,137
1,195,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	1,191,159

		7,892,609

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Commercial Banks - 12.7%
$ 1,000,000	ABN Amro Bank N.V. 2.21%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	$971,861
1,500,000	Bank of America Corp. 2.08%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(2)	1,466,212
640,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	642,623
1,500,000	BB&T Corp. 1.31%, 06/15/2020, 3 mo. USD LIBOR + 0.570%(2)	1,495,419
	Canadian Imperial Bank of Commerce
900,000	0.82%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	857,908
1,750,000	2.08%, 02/02/2021, 3 mo. USD LIBOR + 0.315%(2)	1,727,634
	Capital One Financial Corp.
1,500,000	1.95%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,435,815
1,250,000	2.47%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	1,248,388
350,000	Capital One NA 2.15%, 09/06/2022	340,599
1,500,000	Citibank NA 2.84%, 05/20/2022, (2.84% fixed rate until 05/20/2021; 3 mo. USD LIBOR + 0.596% thereafter)(5)	1,510,470
1,125,000	Citigroup, Inc. 2.65%, 10/26/2020	1,126,975
2,500,000	Credit Agricole S.A. 1.87%, 06/10/2020, 3 mo. USD LIBOR + 0.970%(1)(2)	2,493,584
1,945,000	Credit Suisse AG 2.10%, 11/12/2021	1,939,398
750,000	Credit Suisse New York 1.20%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	702,349
1,250,000	Danske Bank A/S 3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(5)	1,244,382
1,500,000	Deutsche Bank AG 2.82%, 07/13/2020, 3 mo. USD LIBOR + 0.970%(2)	1,478,148
1,500,000	DNB Bank ASA 1.82%, 10/02/2020, 3 mo. USD LIBOR + 0.370%(1)(2)	1,486,852
	Fifth Third Bank
705,000	1.80%, 01/30/2023	696,219
1,000,000	2.02%, 10/30/2020, 3 mo. USD LIBOR + 0.250%(2)	988,385
500,000	2.20%, 10/30/2020	498,394
3,500,000	Goldman Sachs Group, Inc. 2.86%, 11/15/2021, 3 mo. USD LIBOR + 1.170%(2)	3,430,000
	HSBC Holdings plc
750,000	1.43%, 09/11/2021, 3 mo. USD LIBOR + 0.650%(2)	733,252
1,785,000	2.29%, 05/18/2021, 3 mo. USD LIBOR + 0.600%(2)	1,748,467
525,000	Huntington National Bank 1.80%, 02/03/2023	515,885
1,500,000	JP Morgan Chase & Co. 2.26%, 06/01/2021, 3 mo. USD LIBOR + 0.680%(2)	1,491,011
1,350,000	KeyBank NA 1.25%, 03/10/2023	1,323,804
1,250,000	Manufacturers & Traders Trust Co. 2.06%, 01/25/2021, 3 mo. USD LIBOR + 0.270%(2)	1,232,434
1,100,000	Mizuho Financial Group, Inc. 2.31%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	999,240
1,800,000	Morgan Stanley 1.61%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,675,543
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	671,163
	PNC Bank NA
875,000	2.00%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	824,688
750,000	2.50%, 01/22/2021	751,488
	Regions Bank
1,500,000	1.81%, 04/01/2021, 3 mo. USD LIBOR + 0.380%(2)	1,468,416
1,000,000	2.21%, 08/13/2021, 3 mo. USD LIBOR + 0.500%(2)	973,152
	Santander UK plc
750,000	2.13%, 11/03/2020	745,692

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,500,000	2.20%, 06/01/2021, 3 mo. USD LIBOR + 0.620%(2)	$1,399,278
1,360,000	Standard Chartered plc 2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	1,346,502
	Svenska Handelsbanken AB
1,250,000	1.36%, 09/08/2020, 3 mo. USD LIBOR + 0.360%(2)	1,243,045
1,250,000	2.15%, 05/24/2021, 3 mo. USD LIBOR + 0.470%(2)	1,217,355
675,000	Toronto-Dominion Bank 1.36%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	632,277
	U.S. Bank NA
1,775,000	1.99%, 05/21/2021, 3 mo. USD LIBOR + 0.290%(2)	1,745,071
1,000,000	2.05%, 10/23/2020	999,174
	UBS AG
800,000	1.58%, 06/08/2020, 3 mo. USD LIBOR + 0.580%(1)(2)	797,436
715,000	2.45%, 12/01/2020(1)	712,371
2,175,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,179,191
1,025,000	Wells Fargo Bank NA 2.60%, 01/15/2021	1,029,469

		56,237,019

	Commercial Services - 0.2%
915,000	Equifax, Inc. 2.56%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	892,926

	Diversified Financial Services - 0.7%
1,250,000	AIG Global Funding 1.68%, 06/25/2021, 3 mo. USD LIBOR + 0.460%(1)(2)	1,238,583
1,000,000	American Express Co. 2.22%, 05/17/2021, 3 mo. USD LIBOR + 0.525%(2)	972,956
945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	939,938

		3,151,477

	Electric - 0.7%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,240,758
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022	1,071,427
990,000	NextEra Energy Capital Holdings, Inc. 2.40%, 09/01/2021	989,125

		3,301,310

	Electronics - 0.2%
1,000,000	Honeywell International, Inc. 2.15%, 08/08/2022	1,008,950

	Food - 0.5%
655,000	Conagra Brands, Inc. 2.55%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	648,068
1,500,000	Kraft Heinz Foods Co. 2.30%, 02/10/2021, 3 mo. USD LIBOR + 0.570%(2)	1,418,821

		2,066,889

	Healthcare-Services - 0.2%
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	999,826

	Insurance - 1.6%
440,000	Allstate Corp. 1.81%, 03/29/2021, 3 mo. USD LIBOR + 0.430%(2)	429,571
704,000	MassMutual Global Funding II 1.95%, 09/22/2020(1)	701,989
	Metropolitan Life Global Funding I
2,000,000	0.58%, 09/07/2020, 3 mo. USD SOFR + 0.570%(1)(2)	1,978,574
795,000	2.40%, 01/08/2021(1)	792,205
	New York Life Global Funding
2,000,000	2.15%, 04/09/2020, 3 mo. USD LIBOR + 0.270%(1)(2)	1,999,737
325,000	2.95%, 01/28/2021(1)	331,550

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

$ 1,000,000	Protective Life Global Funding 1.90%, 06/28/2021, 3 mo. USD LIBOR + 0.520%(1)(2)	$966,537

		7,200,163

	IT Services - 1.1%
1,425,000	Apple, Inc. 1.80%, 05/11/2020, 3 mo. USD LIBOR + 0.070%(2)	1,424,432
	Hewlett Packard Enterprise Co.
1,250,000	1.46%, 03/12/2021, 3 mo. USD LIBOR + 0.680%(2)	1,209,479
1,000,000	2.62%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	941,650
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,517,046

		5,092,607

	Machinery-Diversified - 0.5%
1,125,000	John Deere Capital Corp. 1.49%, 06/22/2020, 3 mo. USD LIBOR + 0.290%(2)	1,121,821
1,060,000	Otis Worldwide Corp. 2.09%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(1)(2)	1,005,219

		2,127,040

	Media - 0.6%
1,125,000	NBCUniversal Enterprise, Inc. 1.83%, 04/01/2021, 3 mo. USD LIBOR + 0.400%(1)(2)	1,110,015
1,750,000	Viacom, Inc. 4.50%, 03/01/2021	1,761,776

		2,871,791

	Oil & Gas - 0.7%
	Occidental Petroleum Corp.
775,000	2.60%, 08/13/2021	609,378
1,000,000	2.96%, 08/13/2021, 3 mo. USD LIBOR + 1.250%(2)	750,081
1,660,000	Phillips 66 2.58%, 04/15/2020, 3 mo. USD LIBOR + 0.750%(1)(2)	1,658,538

		3,017,997

	Oil & Gas Services - 0.3%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,233,673

	Pharmaceuticals - 1.7%
1,675,000	AbbVie, Inc. 2.35%, 11/21/2022, 3 mo. USD LIBOR + 0.650%(1)(2)	1,567,014
1,500,000	Bayer U.S. Finance LLC 1.85%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(1)(2)	1,488,708
1,700,000	Bristol-Myers Squibb Co. 2.55%, 05/14/2021(1)	1,720,088
2,000,000	Cigna Corp. 3.20%, 09/17/2020	2,002,933
700,000	CVS Health Corp. 1.72%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	685,631

		7,464,374

	Pipelines - 0.1%
330,000	MPLX L.P. 1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	311,829

	Retail - 0.4%
456,000	Dollar Tree, Inc. 2.54%, 04/17/2020, 3 mo. USD LIBOR + 0.700%(2)	455,903
1,500,000	Home Depot, Inc. 1.46%, 06/05/2020, 3 mo. USD LIBOR + 0.150%(2)	1,493,792

		1,949,695

	Semiconductors - 0.4%
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021(1)	1,730,943

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Trucking & Leasing - 0.3%
$ 1,375,000	Aviation Capital Group LLC 2.44%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	$1,300,140

	Total Corporate Bonds (cost $112,146,462)	$109,851,258

Municipal Bonds - 1.4%
	Tobacco - 1.4%
	Buckeye Tobacco Settlement Financing Auth
4,020,000	1.54%, 06/01/2020	4,014,694
2,035,000	1.58%, 06/01/2021	2,008,423

	Total Municipal Bonds (cost $6,055,000)	$6,023,117

U.S. Government Agencies - 3.6%
	Mortgage-Backed Agencies - 3.6%
	FHLMC - 0.6%
$ 1,692,433	3.00%, 05/15/2037	$1,726,213
838,049	3.50%, 05/15/2042	887,474

		2,613,687

	FNMA - 1.8%
$ 6,328,569	1.75%, 09/25/2041	$6,411,694
1,481,927	3.00%, 07/25/2041	1,553,483

		7,965,177

	GNMA - 1.2%
2,334,019	1.70%, 10/20/2045	$2,365,673
3,173,528	1.80%, 05/20/2041	3,228,944

		5,594,617

	Total U.S. Government Agencies (cost $15,874,936)	$16,173,481

U.S. Government Securities - 28.6%
	Other Direct Federal Obligations - 8.0%
	Federal Farm Credit Banks Funding Corp.
4,500,000	0.53%, 01/18/2022	4,502,889
9,010,000	0.83%, 03/11/2021	9,010,056
4,355,000	1.90%, 06/24/2021	4,435,212
1,050,000	Federal Farm Credit Discount Notes 0.00%, 08/11/2020(6)	1,049,576
9,000,000	FHLB 0.76%, 12/17/2020, 1 mo. USD LIBOR - 0.040%(2)	8,997,284
3,000,000	Federal Home Loan Mortgage Corp. 1.85%, 04/16/2021	3,037,111
4,460,000	FNMA 2.88%, 10/30/2020	4,527,297

		35,559,425

	U.S. Treasury Securities - 20.6%
	U.S. Treasury Notes - 20.6%
14,650,000	0.20%, 01/31/2021, 3 mo. USTMMR + 0.115%(2)	14,654,339
4,800,000	0.22%, 04/30/2021, 3 mo. USTMMR + 0.139%(2)	4,804,671
5,000,000	1.13%, 02/28/2022	5,083,008
10,000,000	1.38%, 04/30/2021	10,133,203
7,350,000	1.63%, 07/31/2020	7,386,749
11,500,000	1.63%, 10/15/2020	11,592,988
10,000,000	1.63%, 11/30/2020	10,103,125
22,625,000	1.75%, 11/30/2021	23,207,417
4,425,000	2.88%, 10/15/2021	4,606,667

		91,572,167

	Total U.S. Government Securities (cost $125,958,479)	$127,131,592

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Total Long-Term Investments (cost $430,781,510)		$428,631,152

Short-Term Investments - 3.3%
	Certificates of Deposit - 0.7%
3,150,000	Natixis S.A. 0.85%, 03/09/2021		$3,150,000

	Commercial Paper - 0.2%
1,000,000	ING U.S. Funding LLC 0.89%, 09/14/2020, 3 mo. USD LIBOR + 0.150%(2)(7)		997,723

	Other Investment Pools & Funds - 2.4%
10,457,952	Fidelity Institutional Government Fund, Institutional Class, 0.27%(8)		10,457,952

	Total Short-Term Investments (cost $14,607,952)		$14,605,675

	Total Investments (cost $445,389,462)	99.8%	$443,236,827
	Other Assets and Liabilities	0.2%	876,390

	Total Net Assets	100.0%	$444,113,217

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $149,226,442, representing 33.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Security is a zero-coupon bond.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Municipal Abbreviations:
Auth	Authority

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$169,451,704	$—	$169,451,704	$—
Corporate Bonds	109,851,258	—	109,851,258	—
Municipal Bonds	6,023,117	—	6,023,117	—
U.S. Government Agencies	16,173,481	—	16,173,481	—
U.S. Government Securities	127,131,592	—	127,131,592	—
Short-Term Investments	14,605,675	10,457,952	4,147,723	—

Total	$443,236,827	$10,457,952	$432,778,875	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Value HLS Fund
Schedule of Investments March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.1%
156,719	Gentex Corp.	$3,472,893

	Banks - 12.7%
427,705	Bank of America Corp.	9,080,177
125,688	Citigroup, Inc.	5,293,978
140,899	JP Morgan Chase & Co.	12,685,137
34,941	M&T Bank Corp.	3,613,948
48,751	PNC Financial Services Group, Inc.	4,666,446
142,075	Truist Financial Corp.	4,381,593

		39,721,279

	Capital Goods - 9.8%
32,848	Deere & Co.	4,538,280
66,628	Fortune Brands Home & Security, Inc.	2,881,661
30,000	General Dynamics Corp.	3,969,300
25,308	L3Harris Technologies, Inc.	4,558,477
11,764	Lockheed Martin Corp.	3,987,408
221,274	nVent Electric plc	3,732,892
45,967	Raytheon Technologies Corp.	4,336,067
32,834	Trane Technologies plc	2,711,760

		30,715,845

	Consumer Durables & Apparel - 2.2%
118,495	Lennar Corp. Class A	4,526,509
43,000	VF Corp.	2,325,440

		6,851,949

	Consumer Services - 2.7%
42,031	Hilton Worldwide Holdings, Inc.	2,868,195
33,800	McDonald’s Corp.	5,588,830

		8,457,025

	Diversified Financials - 2.8%
11,298	BlackRock, Inc.	4,970,781
83,964	Blackstone Group, Inc. Class A	3,826,240

		8,797,021

	Energy - 1.4%
43,997	Concho Resources, Inc.	1,885,271
34,053	Pioneer Natural Resources Co.	2,388,818

		4,274,089

	Food & Staples Retailing - 1.3%
90,300	Sysco Corp.	4,120,389

	Food, Beverage & Tobacco - 1.5%
93,394	Mondelez International, Inc. Class A	4,677,172

	Health Care Equipment & Services - 10.2%
27,294	Anthem, Inc.	6,196,830
19,900	Becton Dickinson and Co.	4,572,423
69,737	Centene Corp.*	4,143,075
89,548	Medtronic plc	8,075,438
22,347	UnitedHealth Group, Inc.	5,572,895
33,876	Zimmer Biomet Holdings, Inc.	3,424,186

		31,984,847

	Household & Personal Products - 0.9%
60,766	Unilever N.V.	2,964,773

	Insurance - 7.7%
108,809	American International Group, Inc.	2,638,618
37,927	Assurant, Inc.(1)	3,947,822
41,685	Chubb Ltd.	4,655,798
36,545	Intact Financial Corp.	3,158,508
113,860	MetLife, Inc.	3,480,700

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

83,155	Progressive Corp.	$6,140,165

		24,021,611

	Materials - 4.3%
67,153	Celanese Corp.	4,928,359
61,630	FMC Corp.	5,034,555
136,295	Sealed Air Corp.	3,367,849

		13,330,763

	Media & Entertainment - 2.2%
196,831	Comcast Corp. Class A	6,767,050

	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
121,253	AstraZeneca plc ADR	5,415,159
8,836	Biogen, Inc.*	2,795,534
24,280	Eli Lilly & Co.	3,368,121
54,635	Merck & Co., Inc.	4,203,617
331,173	Pfizer, Inc.	10,809,487
15,774	Roche Holding AG	5,075,156

		31,667,074

	Real Estate - 4.5%
21,897	Crown Castle International Corp. REIT	3,161,927
157,453	Gaming and Leisure Properties, Inc. REIT	4,363,022
95,995	Highwoods Properties, Inc. REIT	3,400,143
300,925	Host Hotels & Resorts, Inc. REIT	3,322,212

		14,247,304

	Retailing - 3.1%
32,309	Home Depot, Inc.	6,032,414
76,019	TJX Cos., Inc.	3,634,468

		9,666,882

	Semiconductors & Semiconductor Equipment - 7.5%
46,909	Analog Devices, Inc.	4,205,392
204,532	Intel Corp.	11,069,272
24,082	KLA Corp.	3,461,546
111,369	Micron Technology, Inc.*	4,684,180

		23,420,390

	Software & Services - 1.4%
78,071	Amdocs Ltd.	4,291,563

	Technology Hardware & Equipment - 3.3%
139,542	Cisco Systems, Inc.	5,485,396
239,327	Corning, Inc.	4,915,777

		10,401,173

	Transportation - 2.4%
97,253	Knight-Swift Transportation Holdings, Inc.	3,189,898
31,246	Union Pacific Corp.	4,406,936

		7,596,834

	Utilities - 5.7%
76,512	Dominion Energy, Inc.	5,523,401
37,358	Entergy Corp.	3,510,531
138,923	Exelon Corp.	5,113,756
33,648	Sempra Energy	3,801,888

		17,949,576

	Total Common Stocks (cost $303,639,059)	$309,397,502

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
5,025,356	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.36%(2)	5,025,356

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

	Securities Lending Collateral - 0.0%
1,650	Citibank NA DDCA, 0.08%, 4/1/2020(2)		$1,650
17,686	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)		17,686
3,513	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)		3,513
10,096	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.22%(2)		10,095

			32,944

	Total Short-Term Investments (cost $5,058,300)		$5,058,300

	Total Investments (cost $308,697,359)	100.4%	$314,455,802
	Other Assets and Liabilities	(0.4)%	(1,227,023)

	Total Net Assets	100.0%	$313,228,779

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments – (continued) March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,472,893	$3,472,893	$—	$—
Banks	39,721,279	39,721,279	—	—
Capital Goods	30,715,845	30,715,845	—	—
Consumer Durables & Apparel	6,851,949	6,851,949	—	—
Consumer Services	8,457,025	8,457,025	—	—
Diversified Financials	8,797,021	8,797,021	—	—
Energy	4,274,089	4,274,089	—	—
Food & Staples Retailing	4,120,389	4,120,389	—	—
Food, Beverage & Tobacco	4,677,172	4,677,172	—	—
Health Care Equipment & Services	31,984,847	31,984,847	—	—
Household & Personal Products	2,964,773	2,964,773	—	—
Insurance	24,021,611	24,021,611	—	—
Materials	13,330,763	13,330,763	—	—
Media & Entertainment	6,767,050	6,767,050	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,667,074	26,591,918	5,075,156	—
Real Estate	14,247,304	14,247,304	—	—
Retailing	9,666,882	9,666,882	—	—
Semiconductors & Semiconductor Equipment	23,420,390	23,420,390	—	—
Software & Services	4,291,563	4,291,563	—	—
Technology Hardware & Equipment	10,401,173	10,401,173	—	—
Transportation	7,596,834	7,596,834	—	—
Utilities	17,949,576	17,949,576	—	—
Short-Term Investments	5,058,300	5,058,300	—	—

Total	$314,455,802	$309,380,646	$5,075,156	$—

(1) For the period ended March 31, 2020, there were no transfers in and out of Level 3.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2020.

	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(3)	Net Amount(2)
Balanced HLS Fund	7,456,179	(7,456,179)	—
Capital Appreciation HLS Fund	19,254,640	(19,254,640)	—
Dividend and Growth HLS Fund	133,764	(133,764)	—
Global Growth HLS Fund	647,760	(647,760)	—
Healthcare HLS Fund	2,827,752	(2,827,752)	—
International Opportunities HLS Fund	14,525,412	(14,525,412)	—
MidCap HLS Fund	37,789,519	(37,789,519)	—
MidCap Value HLS Fund	2,076,217	(2,076,217)	—
Small Company HLS Fund	18,987,619	(18,987,619)	—
Total Return Bond HLS Fund	9,503,113	(9,503,113)	—
Value HLS Fund	31,227	(31,227)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
(3)	Collateral received in excess of the market value of securities on loan is not presented in this table

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Balanced HLS Fund	7,651,210	—
Capital Appreciation HLS Fund	19,859,246	—
Dividend and Growth HLS Fund	133,886	—
Global Growth HLS Fund	681,750	—
Healthcare HLS Fund	2,941,987	—
International Opportunities HLS Fund	11,384,030	3,293,895
MidCap HLS Fund	39,311,656	—
MidCap Value HLS Fund	2,101,466	—
Small Company HLS Fund	19,932,519	—
Total Return Bond HLS Fund	9,847,053	—
Value HLS Fund	32,944	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Balanced HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,341,108	$—	$—	$—	$3,341,108
U.S. Government Securities	4,310,102	—	—	—	4,310,102
Total	$7,651,210	$—	$—	$—	$7,651,210

Total Borrowings	$7,651,210	$—	$—	$—	$7,651,210

Gross amount of recognized liabilities for securities lending transactions					$7,651,210

Capital Appreciation HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,944,572	$—	$—	$—	$18,944,572
Exchange-Traded Funds	914,674	—	—	—	914,674
Total	$19,859,246	$—	$—	$—	$19,859,246
Total Borrowings	$19,859,246	$—	$—	$—	$19,859,246

Gross amount of recognized liabilities for securities lending transactions					$19,859,246

Dividend and Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$133,886	$—	$—	$—	$133,886

Total Borrowings	$133,886	$—	$—	$—	$133,886

Gross amount of recognized liabilities for securities lending transactions					$133,886

Global Growth HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$681,750	$—	$—	$—	$681,750

Total Borrowings	$681,750	$—	$—	$—	$681,750

Gross amount of recognized liabilities for securities lending transactions					$681,750

Healthcare HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,941,987	$—	$—	$—	$2,941,987

Total Borrowings	$2,941,987	$—	$—	$—	$2,941,987

Gross amount of recognized liabilities for securities lending transactions					$2,941,987

International Opportunities HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$9,330,620	$—	$—	$—	$9,330,620
Exchange-Traded Funds	2,053,410	—	—	—	2,053,410
Total	$11,384,030	$—	$—	$—	$11,384,030
Total Borrowings	$11,384,030	$—	$—	$—	$11,384,030

Gross amount of recognized liabilities for securities lending transactions					$11,384,030

MidCap HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$39,311,656	$—	$—	$—	$39,311,656

Total Borrowings	$39,311,656	$—	$—	$—	$39,311,656

Gross amount of recognized liabilities for securities lending transactions					$39,311,656

MidCap Value HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,101,466	$—	$—	$—	$2,101,466

Total Borrowings	$2,101,466	$—	$—	$—	$2,101,466

Gross amount of recognized liabilities for securities lending transactions					$2,101,466

Small Company HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$19,932,519	$—	$—	$—	$19,932,519

Total Borrowings	$19,932,519	$—	$—	$—	$19,932,519

Gross amount of recognized liabilities for securities lending transactions					$19,932,519

Total Return Bond HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$5,525,799	$—	$—	$—	$5,525,799
Municipal Bonds	4,321,254	—	—	—	4,321,254
Total	$9,847,053	$—	$—	$—	$9,847,053
Total Borrowings	$9,847,053	$—	$—	$—	$9,847,053

Gross amount of recognized liabilities for securities lending transactions					$9,847,053

Value HLS Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$32,944	$—	$—	$—	$32,944

Total Borrowings	$32,944	$—	$—	$—	$32,944

Gross amount of recognized liabilities for securities lending transactions					$32,944

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.